UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number :  811-08228

                    The Timothy Plan
(Exact name of registrant as specified in charter)

The Timothy Plan
1055 Maitland Center Commons
Maitland, FL  32751
 (Address of principal executive offices) (Zip code)

William Murphy
Unified Fund Services, Inc.
2960 N. Meridian St, Ste 300.
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:    800-846-7526

Date of fiscal year end:    09/30

Date of reporting period:  03/31/2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

SEMI-ANNUAL REPORT

MARCH 31, 2010 – (UNAUDITED)

TIMOTHY PLAN FAMILY OF FUNDS:

Small Cap Value Fund Large/Mid Cap Value Fund Fixed Income Fund Aggressive Growth Fund Large/Mid Cap Growth Fund Defensive Strategies Fund	Strategic Growth Fund Conservative Growth Fund Money Market Fund High Yield Bond Fund International Fund

LETTER FROM THE PRESIDENT
March 31, 2010

 ARTHUR D. ALLY

Dear Shareholder,

I am pleased to report that, since our September 30, 2009 Annual Report, the market has continued to recover a good portion of the value it lost in the severe market decline that spanned the period between November, 2007 and February, 2009.

In polling our various sub-advisers, their consensus expects positive but more moderate performance for the remainder of this year and into 2011.  Please keep in mind, however, as respected and knowledgeable as our sub-advisers are, it is simply their opinion and cannot be considered to be a guarantee of future results.

As you may recall, we launched our new Defensive Strategies Fund November 1, 2009 which invests primarily in Treasury Inflation Protected Bonds (TIPS), Real Estate Investment Trusts (REITs) and Commodities (precious metals, agriculture, energy, etc.) primarily through Exchange Traded Funds (ETFs.)  By design, this Fund has been constructed to serve as a partial hedge against high inflation – which we believe to be a potential risk due to the extremely high level of national debt that has resulted from the economic policies of our current Federal Government.

Once again, we hope you understand just how seriously we take our responsibility for the trust you have placed in us to morally, ethically and economically look after your investment assets.  Thank you for being part of the Timothy Plan family.

Sincerely,

Arthur D. Ally,
President

Timothy Plan Fund Performance [1]

FUND PROFILE
March 31, 2010

TIMOTHY PLAN AGGRESSIVE GROWTH FUND
FUND PROFILE (unaudited):

Top Ten Holdings		Industries
(% of Net Assets)		(% of Net Assets)

Jarden Corp.	3.70%	Information Technology	31.24%
SBA Communications Corp. - Class A	2.72%	Health Care	20.95%
NICE Systems, Ltd. (ADR)	2.16%	Consumer Discretionary	13.22%
GSI Commerce, Inc.	1.97%	Industrials	10.45%
Atlas Air Worldwide Holdings, Inc.	1.96%	Financials	7.94%
Whiting Petroleum Corp.	1.79%	Energy	6.58%
Gartner, Inc.	1.78%	Telecommunication	2.72%
DeVry, Inc.	1.74%	Materials	3.75%
Solutia, Inc.	1.73%	Short-Term Investments	2.78%
Informatica Corp.	1.63%	Other Assets Less Liabilities	0.37%
	21.18%		100.00%

TIMOTHY PLAN INTERNATIONAL FUND
FUND PROFILE (unaudited):

Top Ten Holdings		Industries
(% of Net Assets)		(% of Net Assets)

Henkel AG & Co. KGaA (ADR)	4.58%	Financials	19.56%
Mitsubishi Corp. (ADR)	3.34%	Materials	16.07%
Singapore Telecommunications, Ltd. (ADR)	3.10%	Industrials	13.58%
Smith & Nephew plc (ADR)	3.05%	Consumer Staples	8.81%
Keppel Corp., Ltd. (ADR)	3.02%	Consumer Discretionary	7.79%
Fresenius Medical Care AG & Co. KGaA (ADR)	2.97%	Telecommunication	7.67%
Canon, Inc. (ADR)	2.93%	Energy	7.15%
Total S.A. (ADR)	2.92%	Health Care	6.02%
DBS Group Holdings, Ltd. (ADR)	2.84%	Short-Term Investments	5.42%
BOC Hong Kong (Holdings), Ltd. (ADR)	2.79%	Information Technology	3.97%
	31.54%	Utilities	3.95%
		Other Assets Less Liabilities	0.01%
			100.00%

Timothy Plan Top Ten Holdings / Industries [2]

FUND PROFILE
March 31, 2010

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
FUND PROFILE (unaudited):

Top Ten Holdings		Industries
(% of Net Assets)		(% of Net Assets)

Fidelity Institutional Money Market Portfolio	6.50%	Health Care	20.69%
Exxon Mobil Corp.	4.01%	Financials	17.49%
Paychex, Inc.	3.54%	Information Technology	17.21%
T. Rowe Price Group, Inc.	2.67%	Energy	14.81%
Medco Health Solutions, Inc.	2.35%	Industrials	9.50%
Occidental Petroleum Corp.	2.19%	Consumer Discretionary	8.16%
SEI Investments Co.	2.14%	Short-Term Investments	6.50%
L-3 Communications Holdings, Inc.	2.10%	Materials	2.80%
Invesco, Ltd.	2.09%	Telecommunication	1.11%
Jarden Corp.	1.98%	Other Assets Less Liabilities	1.73%
	29.57%		100.00%

TIMOTHY PLAN SMALL CAP VALUE FUND
FUND PROFILE (unaudited):

Top Ten Holdings		Industries
(% of Net Assets)		(% of Net Assets)

A.O. Smith Corp.	2.48%	Industrials	29.28%
Middleby Corp.	2.40%	Financials	19.98%
Teledyne Technologies, Inc.	2.37%	Consumer Discretionary	11.84%
Equity Lifestyle Properties, Inc.	2.35%	Consumer Staples	9.48%
Kaydon Corp.	2.31%	Information Technology	6.59%
Progress Software Corp.	2.28%	Utilities	6.28%
Moog, Inc. - Class A	2.27%	Energy	6.02%
Sensient Technologies Corp.	2.26%	Materials	4.24%
Rollins, Inc.	2.24%	Short-Term Investments	3.73%
Spartan Stores, Inc.	2.24%	Health Care	2.16%
	23.20%	Other Assets Less Liabilities	0.40%
			100.00%

Timothy Plan Top Ten Holdings / Industries [3]

FUND PROFILE
March 31, 2010

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
FUND PROFILE (unaudited):

Top Ten Holdings		Industries
(% of Net Assets)		(% of Net Assets)

Exxon Mobil Corp.	4.52%	Financials	23.50%
Anadarko Petroleum Corp.	2.71%	Energy	20.71%
Deere & Co.	2.68%	Industrials	10.42%
Flowserve Corp.	2.68%	Consumer Staples	9.99%
McKesson Corp.	2.64%	Information Technology	8.98%
Covidien PLC	2.62%	Health Care	8.38%
Invesco, Ltd.	2.58%	Consumer Discretionary	7.97%
CA, Inc.	2.57%	Utilities	6.02%
Emerson Electric Co.	2.57%	Materials	3.07%
Occidental Petroleum Corp.	2.57%	Short-Term Investments	0.78%
	28.14%	Other Assets Less Liabilities	0.18%
			100.00%

TIMOTHY PLAN FIXED INCOME FUND
FUND PROFILE (unaudited):
Top Ten Holdings		Industries
(% of Net Assets)		(% of Net Assets)

GNMA Pool 4520, 5.00%, 08/20/2038	5.54%	Mortgage-Backed Securities	31.23%
U.S. Treasury Bond, 7.25%, 08/15/2022	5.42%	Government	20.78%
TIP, 2.00%, 01/15/2014	4.68%	Financials	9.80%
GNMA Pool 717072, 5.00%, 05/15/2039	4.52%	Short-Term Investments	8.71%
GNMA Pool 4541, 5.00%, 09/20/2039	3.38%	TIPS	7.62%
TIP, 2.50%, 07/15/2016	2.94%	Energy	6.65%
Federal Home Loan Bank, 5.50%, 08/13/2014	2.82%	Utilities	6.06%
Federal Farm Credit Bank, 5.13%, 08/25/2016	2.78%	Consumer Discretionary	4.50%
Federal Farm Credit Bank, 4.88%, 01/17/2017	2.72%	Industrials	2.72%
GNMA Pool 4072, 5.50%, 01/20/2038	2.52%	Information Technology	0.90%
	37.32%	Telecommunication	0.83%
		Other Assets Less Liabilities	0.20%
			100.00%

Timothy Plan Top Ten Holdings / Industries [4]

FUND PROFILE
March 31, 2010

TIMOTHY PLAN HIGH YIELD BOND FUND
FUND PROFILE (unaudited):

Top Ten Holdings		Industries
(% of Net Assets)		(% of Net Assets)

Fidelity Institutional Money Market Portfolio	3.02%	Energy	31.07%
Cricket Communications, Inc., 9.375% 11/01/2014	2.78%	Industrials	17.23%
Goodyear Tire & Rubber Co., 10.50%, 05/15/2016	2.57%	Consumer Discretionary	12.93%
Case New Holland, Inc., 7.75%, 09/01/2013	2.47%	Financials	12.34%
Cemex Finance LLC, 9.50%, 12/14/2016	2.46%	Utilities	7.94%
Crosstex Energy, 8.875%, 02/15/2018	2.45%	Materials	7.00%
Helix Energy Solutions Group, Inc., 9.50%, 01/15/2016	2.45%	Telecommunication	4.93%
Intergen NV, 9.00%, 06/30/2017	2.45%	Short-Term Investments	3.02%
Nova Chemicals Corp., 8.625%, 11/01/2019	2.45%	Consumer Staples	2.43%
Comstock Resources, Inc., 8.375%, 10/15/2017	2.44%	Other Assets Less Liabilities	1.11%
	25.54%		100.00%

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
FUND PROFILE (unaudited):

Top Ten Holdings		Industries
(% of Net Assets)		(% of Net Assets)

TIP, 2.38%, 01/15/2017	6.96%	TIPS	47.49%
Fidelity Institutional Money Market Portfolio	6.81%	ETFs	25.53%
PowerShares DB Base Energy Fund	6.16%	REITs	19.97%
PowerShares DB Agriculture Fund	5.94%	Short-Term Investments	6.81%
TIP, 2.00%, 07/15/2014	5.44%	Other Assets Less Liabilities	0.20%
TIP, 2.38%, 01/15/2025	5.36%		100.00%
PowerShares DB Base Metals Fund	5.29%
TIP, 2.13%, 01/15/2019	5.14%
PowerShares DB Commodity Index Tracking Fund	5.07%
TIP, 2.00%, 01/15/2016	4.68%
	56.85%

Timothy Plan Top Ten Holdings / Industries [5]

FUND PROFILE
March 31, 2010

TIMOTHY PLAN MONEY MARKET FUND
FUND PROFILE (unaudited):

Top Ten Holdings		Industries
(% of Net Assets)		(% of Net Assets)

U.S. Treasury Bill, 0.14%, 05/13/2010	13.88%	U.S. Treasuries	81.57%
U.S. Treasury Bill, 0.14%, 05/20/2010	13.45%	U.S. Government Agencies	8.68%
U.S. Treasury Bill, 0.15%, 04/22/2010	9.98%	Money Market Instruments	7.85%
U.S. Treasury Bill, 0.15%, 04/29/2010	9.98%	Asset-Backed Securities	1.95%
U.S. Treasury Bill, 0.15%, 04/15/2010	9.55%	Liabilities in Excess of Other Assets	(0.05)%
U.S. Treasury Bill, 0.01%, 04/01/2010	8.68%		100.00%
U.S. Treasury Bill, 0.03%, 04/08/2010	8.68%
Fidelity Institutional Money Market Portfolio	7.85%
U.S. Treasury Bill, 0.13%, 05/06/2010	7.38%
Federal Home Loan Bank, 0.09%, 04/14/2010	4.34%
	93.77%

TIMOTHY PLAN STRATEGIC GROWTH FUND		TIMOTHY PLANCONSERVATIVE GROWTH FUND
FUND PROFILE (unaudited):		FUND PROFILE (unaudited):

Asset Allocation		Asset Allocation
(% of Net Assets)		(% of Net Assets)

International	24.97%	Fixed Income	29.98%
Large/Mid Cap Value	20.06%	Defensive Strategies	15.05%
Large/Mid Cap Growth	19.89%	Large/Mid Cap Value	15.00%
High Yield Bond	9.97%	Large/Mid Cap Growth	11.95%
Defensive Strategies	9.94%	International	10.08%
Aggressive Growth	7.48%	High Yield Bond	10.00%
Small Cap Value	7.42%	Small Cap Value	4.96%
Other Assets Less Liabilities	0.20%	Aggressive Growth	2.98%
Short-Term Investments	0.07%	Short-Term Investments	0.24%
	100.00%	Liabilities in Excess of Other Assets	(0.24)%
			100.00%

Timothy Plan Top Ten Holdings / Industries [6]

EXPENSE EXAMPLES
March 31, 2010 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in each Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2009, through March 31, 2010.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

Timothy Plan Expense Examples [7]

EXPENSE EXAMPLES
March 31, 2010 (Unaudited)

Timothy Plan Aggressive Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
			10/1/2009 through
	10/1/2009	3/31/2010	3/31/2010

Actual - Class A	$1,000.00	$1,146.34	$10.20

Hypothetical - Class A **	$1,000.00	$1,015.43	$9.58

Actual - Class B	$1,000.00	$1,141.49	$14.26

Hypothetical - Class B **	$1,000.00	$1,011.62	$13.39

Actual - Class C	$1,000.00	$1,141.15	$14.26

Hypothetical - Class C **	$1,000.00	$1,011.61	$13.39

*
Expenses are equal to the  Fund’s annualized expense ratio of 1.91% for Class A, 2.67% for Class B, and 2.67% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Aggressive Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 14.63% for Class A, 14.15% for Class B, and 14.12% for Class C for the six-month period of October 1, 2009, to March 31, 2010.

** Assumes a 5% return before expenses.

Timothy Plan International Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
			10/1/2009 through
	10/1/2009	3/31/2010	3/31/2010

Actual - Class A	$1,000.00	$1,054.10	$8.92

Hypothetical - Class A **	$1,000.00	$1,016.26	$8.75

Actual - Class C	$1,000.00	$1,050.38	$12.77

Hypothetical - Class C **	$1,000.00	$1,012.48	$12.53

*
Expenses are equal to the  Fund’s annualized expense ratio of 1.74% for Class A and 2.50% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The International Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 5.41% for Class A and 5.04% for Class C for the six-month period of October 1, 2009, to March 31, 2010.

** Assumes a 5% return before expenses.

Timothy Plan Expense Examples [8]

EXPENSE EXAMPLES
March 31, 2010 (Unaudited)

Timothy Plan Large/Mid Cap Growth Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
			10/1/2009 through
	10/1/2009	3/31/2010	3/31/2010

Actual - Class A	$1,000.00	$1,108.01	$8.68

Hypothetical - Class A **	$1,000.00	$1,016.69	$8.31

Actual - Class B	$1,000.00	$1,106.00	$12.61

Hypothetical - Class B **	$1,000.00	$1,012.96	$12.05

Actual - Class C	$1,000.00	$1,103.79	$12.60

Hypothetical - Class C **	$1,000.00	$1,012.95	$12.05

*
Expenses are equal to the  Fund’s annualized expense ratio of 1.65% for Class A, 2.40% for Class B, and 2.40% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Large/Mid Cap Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 10.80% for Class A, 10.60% for Class B, and 10.38% for Class C for the six-month period of October 1, 2009, to March 31, 2010.

** Assumes a 5% return before expenses.

Timothy Plan Small Cap Value Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
			10/1/2009 through
	10/1/2009	3/31/2010	3/31/2010

Actual - Class A	$1,000.00	$1,120.00	$8.40

Hypothetical - Class A **	$1,000.00	$1,017.00	$8.00

Actual - Class B	$1,000.00	$1,116.59	$12.36

Hypothetical - Class B **	$1,000.00	$1,013.25	$11.76

Actual - Class C	$1,000.00	$1,115.68	$12.36

Hypothetical - Class C **	$1,000.00	$1,013.24	$11.76

*
Expenses are equal to the  Fund’s annualized expense ratio of 1.59% for Class A, 2.34% for Class B, and 2.34% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Small Cap Value Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 12.00% for Class A, 11.66% for Class B, and 11.57% for Class C for the six-month period of October 1, 2009, to March 31, 2010.

** Assumes a 5% return before expenses.

Timothy Plan Expense Examples [9]

EXPENSE EXAMPLES
March 31, 2010 (Unaudited)

Timothy Plan Large/Mid Cap Value Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
			10/1/2009 through
	10/1/2009	3/31/2010	3/31/2010

Actual - Class A	$1,000.00	$1,084.07	$8.16

Hypothetical - Class A **	$1,000.00	$1,017.10	$7.90

Actual - Class B	$1,000.00	$1,080.37	$12.01

Hypothetical - Class B **	$1,000.00	$1,013.38	$11.65

Actual - Class C	$1,000.00	$1,080.58	$12.04

Hypothetical - Class C **	$1,000.00	$1,013.36	$11.65
*
Expenses are equal to the  Fund’s annualized expense ratio of 1.57% for Class A, 2.32% for Class B, and 2.32% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Large/Mid Cap Value Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 8.41% for Class A, 8.04% for Class B, and 8.06% for Class C for the six-month period of October 1, 2009, to March 31, 2010.

** Assumes a 5% return before expenses.

Timothy Plan Fixed Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
			10/1/2009 through
	10/1/2009	3/31/2010	3/31/2010

Actual - Class A	$1,000.00	$1,017.38	$6.13

Hypothetical - Class A **	$1,000.00	$1,018.86	$6.13

Actual - Class B	$1,000.00	$1,013.44	$9.83

Hypothetical - Class B **	$1,000.00	$1,015.17	$9.84

Actual - Class C	$1,000.00	$1,013.51	$9.89

Hypothetical - Class C **	$1,000.00	$1,015.11	$9.90
*
Expenses are equal to the  Fund’s annualized expense ratio of 1.22% for Class A, 1.96% for Class B, and 1.97% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Fixed Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 1.74% for Class A, 1.34% for Class B, and 1.35% for Class C for the six-month period of October 1, 2009, to March 31, 2010.

** Assumes a 5% return before expenses.

Timothy Plan Expense Examples [10]

EXPENSE EXAMPLES
March 31, 2010 (Unaudited)

Timothy Plan High Yield Bond Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
			10/1/2009 through
	10/1/2009	3/31/2010	3/31/2010

Actual - Class A	$1,000.00	$1,084.64	$7.47

Hypothetical - Class A **	$1,000.00	$1,017.77	$7.23

Actual - Class C	$1,000.00	$1,081.76	$11.38

Hypothetical - Class C **	$1,000.00	$1,014.00	$11.01

*
Expenses are equal to the  Fund’s annualized expense ratio of 1.44% for Class A and 2.19% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The High Yield Bond Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 8.46% for Class A and 8.18% for Class C for the six-month period of October 1, 2009, to March 31, 2010.

** Assumes a 5% return before expenses.

Timothy Plan Defensive Strategies Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During Period
			11/4/2009 through
	11/4/2009	3/31/2010	3/31/2010

Actual - Class A*	$1,000.00	$1,045.65	$6.32

Hypothetical - Class A **	$1,000.00	$1,017.34	$7.66

Actual - Class C*	$1,000.00	$1,043.04	$9.64

Hypothetical - Class C **	$1,000.00	$1,013.33	$11.68

*
Expenses are equal to the  Fund’s annualized expense ratio of 1.52% for Class A and 2.33% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 148 days/365 days (to reflect the partial year period). The High Yield Bond Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 4.57% for Class A and 4.30% for Class C for the period of November 4, 2009 (commencement of operations) to March 31, 2010.

** Assumes a 5% return before expenses. Expenses are equal to the  Fund’s annualized expense ratio of 1.52% for Class A and 2.33% for   Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period).

Timothy Plan Expense Examples [11]

EXPENSE EXAMPLES
March 31, 2010 (Unaudited)

Timothy Plan Money Market Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
			10/1/2009 through
	10/1/2009	3/31/2010	3/31/2010

Actual	$1,000.00	$1,000.24	$0.45

Hypothetical **	$1,000.00	$1,024.48	$0.46

*
Expenses are equal to the  Fund’s annualized expense ratio of 0.09%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Money Market Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 0.02% for the six-month period of October 1, 2009, to March 31, 2010.

** Assumes a 5% return before expenses.

Timothy Plan Strategic Growth Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
			10/1/2009 through
	10/1/2009	3/31/2010	3/31/2010

Actual - Class A	$1,000.00	$1,072.03	$5.81

Hypothetical - Class A **	$1,000.00	$1,019.32	$5.66

Actual - Class B	$1,000.00	$1,068.90	$9.63

Hypothetical - Class B **	$1,000.00	$1,015.62	$9.40

Actual - Class C	$1,000.00	$1,069.15	$9.65

Hypothetical - Class C **	$1,000.00	$1,015.60	$9.40

*
Expenses are equal to the  Fund’s annualized expense ratio of 1.12% for Class A, 1.87% for Class B, and 1.87% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Strategic Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 7.20% for Class A, 6.89% for Class B, and 6.92% for Class C for the six-month period of October 1, 2009, to March 31, 2010.

** Assumes a 5% return before expenses.

Timothy Plan Expense Examples [12]

Timothy Plan Conservative Growth Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
			10/1/2009 through
	10/1/2009	3/31/2010	3/31/2010

Actual - Class A	$1,000.00	$1,051.57	$5.84

Hypothetical - Class A **	$1,000.00	$1,019.24	$5.75

Actual - Class B	$1,000.00	$1,047.11	$9.63

Hypothetical - Class B **	$1,000.00	$1,015.53	$9.50

Actual - Class C	$1,000.00	$1,047.28	$9.65

Hypothetical - Class C **	$1,000.00	$1,015.50	$9.50

*
Expenses are equal to the  Fund’s annualized expense ratio of 1.14% for Class A, 1.89% for Class B, and 1.89% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Conservative Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 5.16% for Class A, 4.71% for Class B, and 4.73% for Class C for the six-month period of October 1, 2009, to March 31, 2010.

** Assumes a 5% return before expenses.

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

COMMON STOCKS - 96.85%
number of shares		fair value

	BANKS - 1.74%
3,313	Prosperity Bancshares, Inc.	$135,833
3,440	Signature Bank *	127,452
		263,285

	CHEMICALS - 2.78%
3,013	Ashland, Inc.	158,996
16,232	Solutia, Inc. *	261,498
		420,494

	CONSUMER GOODS - 4.56%
3,105	Coach, Inc.	122,710
16,833	Jarden Corp.	560,371
150	Steve Madden Ltd. *	7,320
		690,401

	EDUCATION - 2.97%
4,028	DeVry, Inc.	262,626
8,395	K12, Inc. *	186,453
		449,079

	FINANCIAL / INVESTMENT SERVICES - 5.12%
27,437	Broadpoint Gleacher Securities, Inc. *	109,748
11,154	Discover Financial Services	166,195
9,452	Invesco, Ltd.	207,093
1,181	Greenhill & Co., Inc.	96,948
4,200	SEI Investments Co.	92,274
1,895	Stifel Financial Corp. *	101,856
		774,114

	HEALTHCARE - 12.05%
2,063	Amedisys, Inc. *	113,919
10,000	Bruker Corp.*	146,500
3,605	Catalyst Health Solutions, Inc. *	149,175
3,880	Cepheid, Inc. *	67,822
1,637	Express Scripts, Inc.*	166,581
1,070	HMS Holdings Corp. *	54,559
1,400	Human Genome Sciences, Inc. *	42,280
1,643	IPC The Hospitalist Co., Inc. *	57,686
3,100	Incyte Corp. Ltd. *	43,276
2,250	MedAssets, Inc. *	47,250
2,486	NuVasive, Inc. *	112,367
5,622	Sirona Dental Systems, Inc. *	213,805
2,640	SXC Health Solutions Corp. *	177,619
2,283	Varian Medical Systems, Inc. *	126,318
7,017	Wright Medical Group, Inc. *	124,692
3,030	Zimmer Holdings, Inc.*	179,376
		1,823,225

	INDUSTRIALS / MACHINERY - 4.71%
2,100	AerCap Holdings NV *	24,192
3,638	Gardner Denver, Inc.	160,217
2,066	Goodrich Corp.	145,694
2,395	Grief, Inc. - Class A	131,533
4,587	Ingersoll-Rand Plc	159,949
1,800	Kennametal, Inc.	50,616

The accompanying notes are an integral part of these financial statements.
Timothy Plan Schedules of Investments [14]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

COMMON STOCKS - 96.85% (continued)
number of shares		fair value

	INDUSTRIALS / MACHINERY - 4.71% (continued)
2,200	Orion Marine Group, Inc.*	$39,710
		711,911

	INFORMATION TECHNOLOGY - 16.22%
3,296	Advent Software, Inc. *	147,496
1,322	Amphenol Corp. - Class A	55,775
37,099	Art Technology Group, Inc. *	163,607
5,290	Atheros Communications, Inc. *	204,776
17,178	Brightpoint, Inc. *	129,350
3,481	Cognizant Technology Solutions Corp. - Class A *	177,461
3,126	Concur Technologies, Inc. *	128,197
2,158	Equinix, Inc.*	210,060
3,036	F5 Networks, Inc. *	186,744
12,111	Gartner, Inc. *	269,349
9,166	Informatica Corp. *	246,199
1,836	McAfee, Inc. *	73,679
3,070	Parametric Technology Corp. *	55,413
2,600	RightNow Technologies, Inc. *	46,436
3,963	Sybase, Inc. *	184,755
7,827	VanceInfo Technologies, Inc. (ADR) *	174,464
		2,453,761

	INSTRUMENTS - 0.90%
1,242	Mettler-Toledo International, Inc. *	135,626

	INSURANCE - 1.08%
7,161	Assured Guaranty, Ltd.	157,327
405	Primerica, Inc. *	6,075
		163,402

	MISCELLANEOUS SERVICES - 7.12%
2,863	Alliance Data Systems Corp. *	183,203
6,000	Constant Contact, Inc. *	139,320
10,756	GSI Commerce, Inc. *	297,618
3,350	Kforce, Inc. *	50,953
4,768	McDermott International, Inc. *	128,355
19,202	Sapient Corp.	175,506
1,798	VistaPrint NV *	102,936
		1,077,891

	OIL / NATURAL GAS - 6.58%
7,224	Clean Energy Fuels Corp. *	164,563
11,075	EXCO Resources, Inc.	203,558
16,859	Rex Energy Corp. *	192,024
12,867	Venoco, Inc. *	165,084
3,341	Whiting Petroleum Corp. *	270,086
		995,315

	PHARMACEUTICALS - 8.00%
3,913	Alexion Pharmaceuticals, Inc. *	212,750
4,743	BioMarin Pharmaceutical, Inc. *	110,844
8,464	Eurand NV *	95,474
13,082	Impax Laboratories, Inc. *	233,906
5,800	Isis Pharmaceuticals, Inc. *	63,336
2,203	Regeneron Pharmaceuticals, Inc. *	58,357

The accompanying notes are an integral part of these financial statements.
Timothy Plan Schedules of Investments [15]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

COMMON STOCKS - 96.85% (continued)
number of shares		fair value

	PHARMACEUTICALS - 8.00% (continued)
6,011	Salix Pharmaceuticals, Ltd. *	$223,910
3,838	United Therapeutics Corp. *	212,357
		1,210,934

	RESTAURANTS - 0.91%
9,958	Texas Roadhouse, Inc. *	138,317

	RETAIL - 4.77%
1,400	Fossil, Inc. *	52,836
1,735	Group 1 Automotive, Inc. *	55,277
4,494	Gymboree Corp. *	232,025
2,544	J Crew Group, Inc. *	116,770
3,188	Kohl's Corp. *	174,639
2,172	O'Reilly Automotive, Inc. *	90,594
		722,141

	SEMICONDUCTORS - 6.90%
15,688	Cypress Semiconductor Corp. *	180,412
12,418	Fairchild Semiconductor International, Inc.*	132,252
11,573	Marvell Technology Group, Ltd. *	235,858
4,462	Netlogic Microsystems, Inc. *	131,317
18,937	ON Semiconductor Corp. *	151,496
4,466	Silicon Laboratories, Inc. *	212,894
		1,044,229

	STEEL PRODUCERS - 0.98%
8,459	Steel Dynamics, Inc.	147,779

	TELECOMMUNICATIONS - 5.94%
11,747	Aruba Networks, Inc. *	160,464
10,296	NICE Systems, Ltd. (ADR) *	326,898
11,409	SBA Communications Corp. - Class A *	411,523
		898,885

	TRANSPORTATION - 3.52%
5,584	Atlas Air Worldwide Holdings, Inc. *	296,231
20,070	RailAmerica, Inc. *	236,826
		533,057

	Total Common Stocks (cost $11,163,508)	14,653,846

MONEY MARKET FUNDS - 2.78%
number of shares		fair value

420,425	Fidelity Institutional Money Market Portfolio, 0.16% (A)	420,425

	Total Money Market Funds (cost $420,425)	420,425

	TOTAL INVESTMENTS (cost $11,583,933) - 99.63%	$15,074,271

	OTHER ASSETS LESS LIABILITIES - 0.37%	55,882

	NET ASSETS - 100.00%	$15,130,153

(ADR) American Depositary Receipt.
* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at March 31, 2010.

 The accompanying notes are an integral part of these financial statements.
Timothy Plan Schedules of Investments [16]

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

COMMON STOCKS - 94.57%
number of shares		fair value

	AUTOMOTIVE - 3.69%
30,000	Fiat SpA (ADR) (B)	$390,000
28,500	Honda Motor Co., Ltd. (ADR)	1,005,765
		1,395,765

	BANKS - 13.69%
76,000	Banco Bilbao Vizcaya Argentaria SA (ADR)	1,040,440
22,000	BOC Hong Kong (Holdings), Ltd. (ADR) (B)	1,056,000
36,000	Credit Agricole S.A. (ADR) (B)	310,680
26,200	DBS Group Holdings, Ltd. (ADR) (B)	1,074,200
24,400	Intesa Sanpaolo SpA (ADR) (B) *	543,632
109,500	National Bank of Greece S.A. (ADR)	444,570
56,000	Societe Generale (ADR) (B)	703,920
		5,173,442

	BUILDING & CONSTRUCTION - 4.08%
24,900	Desarrolladora Homex SAB de C.V. (ADR) *	704,172
28,000	Vinci SA (ADR) (B)	413,000
109,000	Wienerberger AG (ADR) (B)	425,362
		1,542,534

	CHEMICALS - 6.64%
11,000	Agrium, Inc.	776,930
37,400	Henkel AG & Co. KGaA (ADR) (B)	1,731,620
		2,508,550

	CONSUMER GOODS - 4.99%
24,550	FUJIFILM Holdings Corp. (ADR) (B)	843,293
14,000	Kerry Group plc (ADR) (B)	435,701
28,000	Shiseido Co, Ltd. (ADR) (B)	607,600
		1,886,594

	DIVERSIFIED OPERATIONS - 6.36%
87,000	Keppel Corp., Ltd. (ADR) (B)	1,140,570
24,000	Mitsubishi Corp. (ADR) (B) *	1,262,400
		2,402,970

	ELECTRIC POWER - 3.95%
7,500	E.ON AG (ADR) (B)	276,675
10,000	International Power plc (ADR) (B)	486,300
8,200	RWE AG (ADR) (B)	728,980
		1,491,955

	FINANCIAL / INVESTMENT SERVICES - 2.10%
114,000	3i Group PLC (ADR) (B)	220,020
13,000	ORIX Corp. (ADR)	573,430
		793,450

	HEALTHCARE - 6.02%
20,000	Fresenius Medical Care AG & Co. KGaA (ADR)	1,123,200
23,000	Smith & Nephew plc (ADR)	1,151,380
		2,274,580

The accompanying notes are an integral part of these financial statements.
Timothy Plan Schedules of Investments [17]

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

COMMON STOCKS - 94.57% (continued)
number of shares		fair value

	INDUSTRIALS - 2.46%
29,000	Atlas Copco AB - Class B (ADR) (B)	$407,740
63,000	Cookson Group PLC (ADR) (B) *	522,257
		929,997

	INFORMATION TECHNOLOGY - 3.97%
24,000	Canon, Inc. (ADR)	1,109,040
16,000	Cap Gemini SA (ADR) (B)	390,400
		1,499,440

	INSURANCE - 3.77%
23,000	Tokio Marine Holdings, Inc. (ADR) (B)	648,600
30,500	Zurich Financial Services AG (ADR) (B)	777,750
		1,426,350

	MINERALS & MINING - 9.54%
32,380	Anglo American plc (ADR) (B) *	700,703
3,100	Rio Tinto plc (ADR)	733,863
23,900	Sterlite Industries (India), Ltd. (ADR)	444,779
62,800	Thompson Creek Metals Co., Inc. *	849,684
31,500	Vale SA (ADR)	874,440
		3,603,469

	OIL / NATURAL GAS - 7.15%
23,500	Petroleo Brasileiro S.A. (ADR)	930,365
28,668	Statoil ASA (ADR)	668,824
19,000	Total S.A. (ADR)	1,102,380
		2,701,569

	RETAIL - 1.47%
25,000	William Morrison Supermarkets plc (ADR) (B)	554,750

	SERVICES - 2.54%
44,000	ABB, Ltd. (ADR)	960,960

	STEEL - 4.48%
19,500	ArcelorMittal	856,245
19,500	Tenaris S.A. (ADR)	837,330
		1,693,575

	TELECOMMUNICATIONS - 7.67%
20,200	America Movil SAB de C.V. - Series L (ADR)	1,016,868
52,000	Singapore Telecommunications, Ltd. (ADR) (B)	1,172,600
47,000	Turkcell Iletisim Hizmetleri AS (ADR)	707,820
		2,897,288

	Total Common Stocks (cost $32,257,155)	35,737,238

The accompanying notes are an integral part of these financial statements.
Timothy Plan Schedules of Investments [18]

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

MONEY MARKET FUNDS - 5.42%
number of shares	fair value

2,049,561	Fidelity Institutional Money Market Portfolio, 0.16% (A)	$2,049,561

Total Money Market Funds (cost $2,049,561)	2,049,561

TOTAL INVESTMENTS (cost $34,306,716) - 99.99%	$37,786,799

OTHER ASSETS LESS LIABILITIES - 0.01%	3,237

NET ASSETS - 100.00%	$37,790,036

(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at March 31, 2010.
(B) Securities are priced using an evaluated bid provided by an independent pricing source, which is based on the Fund's Good Faith Pricing Guidelines.
Such values are approved by the Board of Trustees and are considered Level 2 securities in accordance with GAAP valuation methods.
The total value of such securities at March 31, 2010 is $17,824,753, which represents 47% of net assets.

DIVERSIFICATION OF ASSETS
country	percentage of net assets
Austria	1.13%
Brazil	4.78%
Canada	4.30%
France	7.73%
Germany	10.22%
Greece	1.18%
Hong Kong	2.79%
India	1.18%
Ireland	1.15%
Italy	2.47%
Japan	16.01%
Luxembourg	4.48%
Mexico	4.56%
Norway	1.77%
Singapore	8.96%
Spain	2.75%
Sweden	1.08%
Switzerland	4.60%
Turkey	1.87%
United Kingdom	11.56%
Total	94.57%
Money Market Funds	5.42%
Other assets less liabilities	0.01%
Grand Total	100.00%

The accompanying notes are an integral part of these financial statements.
Timothy Plan Schedules of Investments [19]

LARGE/MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

COMMON STOCKS - 91.77%
number of shares		fair value

	CHEMICALS - 0.61%
5,065	Ashland, Inc.	$267,280

	CONSUMER GOODS - 2.78%
8,850	Coach, Inc.	349,752
26,050	Jarden Corp.	867,204
		1,216,956

	DIVERSIFIED OPERATIONS - 1.58%
19,775	Ingersoll-Rand PLC	689,554

	EDUCATION - 1.84%
12,364	DeVry, Inc.	806,133

	FINANCIAL / INVESTMENT SERVICES - 12.42%
6,800	Affliiated Managers Group, Inc. *	537,200
55,625	Discover Financial Services	828,812
4,250	Franklin Resources, Inc.	471,325
7,075	Greenhill & Co., Inc.	580,787
41,705	Invesco, Ltd.	913,757
42,525	SEI Investments Co.	934,274
21,250	T. Rowe Price Group, Inc.	1,167,263
		5,433,418

	HEALTHCARE - 16.85%
3,750	Amedisys, Inc. *	207,075
28,660	AmerisourceBergen Corp.	828,847
40,765	Bruker Corp. *	597,207
6,870	C.R. Bard, Inc.	595,079
12,230	Covidien PLC	614,924
7,110	DaVita, Inc. *	450,774
6,105	Express Scripts, Inc. *	621,245
15,900	Medco Health Solutions, Inc. *	1,026,504
12,570	Patterson Cos Inc.	390,298
12,600	St. Jude Medical, Inc. *	517,230
7,550	Sirona Dental Systems, Inc. *	287,127
10,900	Varian Medical Systems, Inc. *	603,097
10,684	Zimmer Holdings, Inc. *	632,493
		7,371,900

	INDUSTRIALS - 9.16%
7,515	Amphenol Corp. - Class A	317,058
8,330	Danaher Corp.	665,650
12,275	Gardner Denver, Inc.	540,591
10,550	Goodrich Corp.	743,986
10,589	Grief, Inc. - Class A	581,548
13,630	Johnson Controls, Inc.	449,654
14,500	Kennametal, Inc.	407,740
7,370	Pall Corp.	298,411
		4,004,638

The accompanying notes are an integral part of these financial statements.
Timothy Plan Schedules of Investments [20]

LARGE/MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

COMMON STOCKS - 91.77% (continued)
number of shares		fair value

	INFORMATION TECHNOLOGY - 9.09%
10,850	Cognizant Technology Solutions Corp. - Class A *	$553,133
6,390	Equinix, Inc. *	622,003
9,425	F5 Networks, Inc. *	579,732
10,000	FLIR Systems, Inc. *	282,000
29,053	Gartner, Inc. *	646,139
9,461	Informatica Corp. *	254,122
10,406	McAfee, Inc. *	417,593
13,306	Sybase, Inc. *	620,326
		3,975,048

	INSTRUMENTS - 2.42%
3,550	Mettler-Toledo International, Inc. *	387,660
13,000	Thermo Fisher Scientific, Inc. *	668,720
		1,056,380

	INSURANCE - 1.52%
30,301	Assured Guaranty Ltd	665,713

	MISCELLANEOUS SERVICES - 5.65%
6,560	Alliance Data Systems Corp. *	419,774
18,545	McDermott International, Inc. *	499,231
50,490	Paychex, Inc.	1,550,043
		2,469,048

	OIL & NATURAL GAS - 13.67%
15,890	Cameron International Corp. *	681,045
39,100	EXCO Resources, Inc.	718,658
26,170	Exxon Mobil Corp.	1,752,867
11,350	Occidental Petroleum Corp.	959,529
30,870	Statoil ASA (ADR)	720,197
7,650	Sunoco, Inc.	227,282
12,300	Valero Energy Corp.	242,310
8,390	Whiting Petroleum Corp. *	678,248
		5,980,136

	PHARMACEUTICALS - 2.31%
5,070	Alexion Pharmaceuticals, Inc. *	275,656
13,580	Salix Pharmaceuticals, Ltd. *	505,855
4,145	United Therapeutics Corp. *	229,343
		1,010,854

	RETAIL - 2.50%
7,500	J Crew Group, Inc. *	344,250
7,500	Kohl's Corp. *	410,850
8,129	O'Reilly Automotive, Inc. *	339,061
		1,094,161

	SEMICONDUCTORS - 3.83%
23,450	Marvell Technology Group, Ltd. *	477,911
21,120	NVIDIA Corp. *	367,066
30,475	ON Semiconductor Corp. *	243,800
12,275	Silicon Laboratories, Inc. *	585,149
		1,673,926

The accompanying notes are an integral part of these financial statements.
Timothy Plan Schedules of Investments [21]

LARGE/MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

COMMON STOCKS - 91.77% (continued)
number of shares		fair value

	STEEL PRODUCERS - 0.86%
21,420	Steel Dynamics, Inc.	$374,207

	TELECOMMUNICATIONS - 4.68%
10,000	L-3 Communications Holdings, Inc.	916,300
20,300	NICE Systems, Ltd. (ADR) *	644,525
13,475	SBA Communications Corp. - Class A *	486,043
		2,046,868

	Total Common Stocks (cost $35,151,107)	40,136,220

MONEY MARKET FUNDS - 6.50%
number of shares		fair value

2,842,456	Fidelity Institutional Money Market Portfolio, 0.16% (A)	2,842,456

	Total Money Market Funds (cost $2,842,456)	2,842,456

	TOTAL INVESTMENTS (cost $37,993,563) - 98.27%	$42,978,676

	OTHER ASSETS LESS LIABILITIES - 1.73%	758,659

	NET ASSETS - 100.00%	$43,737,335

*Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at March 31, 2010.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Schedules of Investments [22]

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

COMMON STOCKS - 92.40%
number of shares		fair value

	AEROSPACE EQUIPMENT - 4.64%
32,400	Moog, Inc. - Class A *	$1,147,608
29,100	Teledyne Technologies, Inc. *	1,200,957
		2,348,565

	BANKS - 10.23%
13,908	Bancfirst Corp.	582,884
22,174	Chemical Financial Corp.	523,750
2,902	First Citizens BancShares, Inc.	576,801
50,300	FirstMerit Corp.	1,084,971
8,073	Suffolk Bancorp	247,922
57,526	Texas Capital Bancshares, Inc. *	1,092,419
26,300	UMB Financial Corp.	1,067,780
		5,176,527

	CHEMICALS - 2.26%
39,359	Sensient Technologies Corp.	1,143,773

	CONSTRUCTION - 4.07%
35,500	Astec Industries, Inc. *	1,028,080
38,617	Layne Christensen Co. *	1,031,460
		2,059,540

	CONSUMER GOODS - 7.58%
13,200	Diamond Foods, Inc.	554,928
24,802	J & J Snack Foods Corp.	1,078,143
32,200	Jarden Corp.	1,071,938
38,800	Wolverine World Wide, Inc.	1,131,408
		3,836,417

	ELECTRIC POWER - 6.28%
50,300	Avista Corp.	1,041,713
41,000	Cleco Corp.	1,088,550
47,100	Westar Energy, Inc.	1,050,330
		3,180,593

	FINANCIAL & INVESTMENT SERVICES - 6.29%
75,617	Calamos Asset Management, Inc. - Class A	1,084,348
69,800	Knight Capital Group, Inc. - Class A *	1,064,450
19,200	Stifel Financial Corp. *	1,032,000
		3,180,798

	HEALTHCARE - 2.16%
168,920	CryoLife, Inc. *	1,092,912

	INDUSTRIALS - 12.77%
23,898	A.O. Smith Corp.	1,256,318
58,400	Beacon Roofing Supply, Inc.*	1,117,192
31,100	Kaydon Corp.	1,169,360
14,400	Lennox International, Inc.	638,208
21,100	Middleby Corp. *	1,215,149
25,300	Wabtec Corp.	1,065,636
		6,461,863

The accompanying notes are an integral part of these financial statements.
Timothy Plan Schedules of Investments [23]

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

COMMON STOCKS - 92.40% (continued)
number of shares		fair value

	INFORMATION TECHNOLOGY - 4.38%
21,800	ManTech International Corp. - Class A *	$1,064,494
36,700	Progress Software Corp. *	1,153,481
		2,217,975

	MINING - 1.98%
74,000	Thompson Creek Metals Company, Inc. *	1,001,220

	MISCELLANEOUS SERVICES - 6.48%
18,500	Dawson Geophysical Co. *	540,940
11,800	John Wiley & Sons, Inc. - Class A	510,704
46,300	Rent-A-Center, Inc. *	1,094,995
52,300	Rollins, Inc.	1,133,864
		3,280,503

	OIL & NATURAL GAS - 4.95%
28,500	Approach Resources, Inc. *	258,780
35,900	Atlas Energy, Inc. *	1,117,208
99,100	Rex Energy Corp. *	1,128,749
		2,504,737

	RETAIL - 10.56%
28,100	BJ's Wholesale Club, Inc. *	1,039,419
31,600	Casey's General Stores, Inc.	992,240
24,256	Childrens Place Retail Stores, Inc./The *	1,080,605
67,300	Finish Line, Inc./The - Class A	1,098,336
78,597	Spartan Stores, Inc.	1,133,369
		5,343,969

	SEMICONDUCTORS - 2.21%
57,000	MKS Instruments, Inc. *	1,116,630

	TRANSPORTATION - 5.56%
33,100	Genesee & Wyoming, Inc. - Class A *	1,129,372
26,864	Landstar System, Inc.	1,127,751
40,081	Saia Inc. *	556,324
		2,813,447

	Total Common Stocks (cost $40,039,788)	46,759,469

REITs - 3.47%
number of shares		fair value

22,100	Equity Lifestyle Properties, Inc.	1,190,748
16,000	Mack-Cali Realty Corp.	564,000

	Total REITs (cost $1,430,091)	1,754,748

The accompanying notes are an integral part of these financial statements.
Timothy Plan Schedules of Investments [24]

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

MONEY MARKET FUNDS - 3.73%
number of shares		fair value

1,887,683	Fidelity Institutional Money Market Portfolio, 0.16% (A)	$1,887,683

	Total Money Market Funds (cost $1,887,683)	1,887,683

	TOTAL INVESTMENTS (cost $43,357,562) - 99.60%	$50,401,900

	OTHER ASSETS LESS LIABILITIES - 0.40%	204,504

	NET ASSETS - 100.00%	$50,606,404

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at March 31, 2010.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Schedules of Investments [25]

LARGE / MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

COMMON STOCKS - 92.86%
number of shares		fair value

	BANKS - 2.54%
75,000	BB&T Corp.	$2,429,250

	CHEMICALS - 2.04%
44,300	Ecolab, Inc.	1,946,985

	CONSUMER GOODS - 12.59%
50,600	BorgWarner, Inc. *	1,931,908
31,300	Bunge, Ltd.	1,929,019
51,900	Dr Pepper Snapple Group, Inc.	1,825,323
48,800	Emerson Electric Co.	2,456,592
31,800	JM Smucker Co./The	1,916,268
66,800	Sysco Corp.	1,970,600
		12,029,710

	ELECTRIC POWER - 6.02%
56,700	American Electric Power Co., Inc.	1,938,006
47,000	Dominion Resources, Inc.	1,932,170
48,200	FirstEnergy Corp.	1,884,138
		5,754,314

	FINANCIAL & INVESTMENT SERVICES - 6.72%
4,400	BlackRock, Inc.	958,144
60,800	Eaton Vance Corp.	2,039,232
8,600	Franklin Resources, Inc.	953,740
112,600	Invesco, Ltd.	2,467,066
		6,418,182

	HEALTHCARE - 8.38%
49,800	Covidien PLC	2,503,944
22,800	CR Bard, Inc.	1,974,936
28,800	DENTSPLY International, Inc.	1,003,680
38,300	McKesson Corp.	2,517,076
		7,999,636

	INDUSTRIALS - 1.03%
7,800	Precision Castparts Corp.	988,338

	INFORMATION TECHNOLOGY - 8.98%
104,700	CA, Inc.	2,457,309
57,800	McAfee, Inc. *	2,319,514
40,200	Sybase, Inc. *	1,874,124
49,300	Western Digital Corp. *	1,922,207
		8,573,154

	INSURANCE - 8.06%
37,700	ACE, Ltd.	1,971,710
25,400	Arch Capital Group, Ltd. *	1,936,750
61,200	Axis Capital Holdings, Ltd.	1,913,112
60,100	Willis Group Holdings, PLC	1,880,529
		7,702,101

The accompanying notes are an integral part of these financial statements.
Timothy Plan Schedules of Investments [26]

LARGE / MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

COMMON STOCKS - 92.86% (continued)
number of shares		fair value

	MACHINERY - 5.36%
43,000	Deere & Co.	$2,556,780
23,200	Flowserve Corp.	2,558,264
		5,115,044

	OIL & NATURAL GAS - 20.71%
35,600	Anadarko Petroleum Corp.	2,592,748
18,700	Apache Corp.	1,898,050
18,600	ConocoPhillips	951,762
12,600	Devon Energy Corp.	811,818
27,600	EQT Corp.	1,131,600
64,400	Exxon Mobil Corp.	4,313,512
59,300	Halliburton Co.	1,786,709
59,700	Marathon Oil Corp.	1,888,908
34,700	Murphy Oil Corp.	1,949,793
29,000	Occidental Petroleum Corp.	2,451,660
		19,776,560

	RETAIL - 7.94%
43,900	Advance Auto Parts, Inc.	1,840,288
31,800	Costco Wholesale Corp.	1,898,778
76,800	Lowe's Cos, Inc.	1,861,632
29,300	Sherwin-Williams Co./The	1,983,024
		7,583,722

	TRANSPORTATION - 2.49%
32,500	Union Pacific Corp.	2,382,250

	Total Common Stocks (cost $77,570,518)	88,699,246

MASTER LIMITED PARTNERSHIPS - 1.94%
number of shares		fair value

51,900	Lazard, Ltd. - Class A	1,852,830

	Total Master Limited Partnerships (cost $2,041,486)	1,852,830

REITs - 4.24%
number of shares		fair value

57,400	HCP, Inc.	1,894,200
23,400	Public Storage	2,152,566

	Total REITs (cost $3,486,023)	4,046,766

The accompanying notes are an integral part of these financial statements.
Timothy Plan Schedules of Investments [27]

LARGE / MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

MONEY MARKET FUNDS - 0.78%
number of shares	fair value

741,493	Fidelity Institutional Money Market Portfolio, 0.16% (A)	$741,493

Total Money Market Funds (cost $741,493)	741,493

TOTAL INVESTMENTS (cost $83,839,520) - 99.82%	$95,340,335

OTHER ASSETS LESS LIABILITIES - 0.18%	172,199

NET ASSETS - 100.00%	$95,512,534

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at March 31, 2010.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Schedules of Investments [28]

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

BONDS AND NOTES - 91.09%
par value		fair value

	ASSET-BACKED SECURITIES - 1.02%
$180,000	Honda Auto Receivables Owner Trust, 3.30%, 09/15/2015	$186,505
270,000	John Deere Owner Trust, 2.59%, 10/15/2013	274,512
145,000	John Deere Owner Trust, 3.96%, 05/16/2016	152,230

	Total Asset-Backed Securities (cost $596,250)	613,247

	CORPORATE BONDS - 30.44%
500,000	America Movil SAB de C.V., 5.00%, 03/30/2020	495,433
500,000	Cameron International Corp., 6.375%, 07/15/2018	540,623
750,000	Canadian National Railway Co., 5.80%, 06/01/2016	821,017
750,000	ConocoPhillips, 4.60%, 01/15/2015	805,230
500,000	Covidien International Finance SA, 5.45%, 10/15/2012	546,160
910,000	CRH America, Inc., 6.00%, 09/30/2016	979,089
950,000	Dominion Resources, Inc., 5.00%, 03/15/2013	1,011,265
500,000	Entergy Gulf States, Inc., 5.70%, 06/01/2015	501,381
500,000	Enterprise Products Operating, LLC, 6.125%, 10/15/2039	493,271
900,000	ERP Operating LP, 5.125%, 03/15/2016	926,725
500,000	Express Scripts, Inc., 5.25%, 06/15/2012	533,404
500,000	Johnson Controls, Inc., 5.00%, 03/30/2010	499,766
500,000	Kerr-McGee Corp., 6.95%, 07/01/2024	557,469
750,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	796,995
500,000	L-3 Communications, Corp., 5.20%, 10/15/2019	503,427
750,000	Marathon Oil Corp., 6.00%, 10/01/2017	806,152
500,000	NASDAQ OMX Group, Inc./The, 4.00%, 01/15/2015	498,148
750,000	Nisource Finance Corp., 5.40%, 07/15/2014	791,678
500,000	Oneok, Inc., 5.20%, 06/15/2015	533,037
300,000	Protective Life Secured Trusts, 5.75%, 01/15/2019	296,770
750,000	PSI Energy, Inc., 6.05%, 06/15/2016	817,016
750,000	Simon Property Group LP, 5.75%, 12/01/2015	794,381
500,000	Transocean, Inc., 6.00%, 03/15/2018	545,142
750,000	Tyco Electronics Group SA, 6.00%, 10/01/2012	808,016
300,000	Unitrin, Inc., 4.875%, 11/01/2010	302,768
500,000	Valero Energy Corp., 6.625%, 06/15/2037	476,981
750,000	Weatherford International, Ltd., 4.95%, 10/15/2013	796,784
750,000	Willis North America, Inc., 6.20%, 03/28/2017	760,886

	Total Corporate Bonds (cost $17,341,623)	18,239,014

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 59.63%
	Government Notes & Bonds - 20.78%
1,500,000	Federal Farm Credit Bank, 4.875%, 01/17/2017	1,627,713
1,500,000	Federal Farm Credit Bank, 5.125%, 08/25/2016	1,664,701
1,000,000	Federal Home Loan Bank, 5.00%, 11/17/2017	1,094,688
1,500,000	Federal Home Loan Bank, 5.50%, 08/13/2014	1,689,658
1,000,000	U.S. Treasury Bond, 3.125%, 05/15/2019	952,735
1,000,000	U.S. Treasury Bond, 5.00%, 05/15/2037	1,053,282
2,500,000	U.S. Treasury Bond, 7.25%, 08/15/2022	3,250,000
500,000	U.S. Treasury Note, 3.875%, 05/15/2018	512,774
550,000	U.S. Treasury Note, 4.75%, 05/15/2014	607,407

	Total Government Notes & Bonds (cost $12,236,680)	12,452,958

The accompanying notes are an integral part of these financial statements.
Timothy Plan Schedules of Investments [29]

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

BONDS AND NOTES - 91.09% (continued)
par value		fair value

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 59.63% (continued)
	Government Mortgage-Backed Securities - 31.23%
$138,556	GNMA Pool 3584, 6.00%, 07/20/2034	$151,040
292,562	GNMA Pool 3612, 6.50%, 09/20/2034	320,476
937,521	GNMA Pool 3625, 6.00%, 10/20/2034	1,013,331
401,353	GNMA Pool 3637, 5.50%, 11/20/2034	427,153
629,920	GNMA Pool 3665, 5.50%, 01/20/2035	669,660
303,370	GNMA Pool 3679, 6.00%, 02/20/2035	326,741
808,187	GNMA Pool 3711, 5.50%, 05/20/2035	859,174
838,074	GNMA Pool 3865, 6.00%, 06/20/2036	900,377
605,038	GNMA Pool 3910, 6.00%, 10/20/2036	650,017
1,079,174	GNMA Pool 3939, 5.00%, 01/20/2037	1,123,955
1,169,769	GNMA Pool 4058, 5.00%, 12/20/2037	1,218,310
1,425,838	GNMA Pool 4072, 5.50%, 01/20/2038	1,509,976
3,193,589	GNMA Pool 4520, 5.00%, 08/20/2039	3,319,931
1,949,944	GNMA Pool 4541, 5.00%, 09/20/2039	2,027,086
51,784	GNMA Pool 585163, 5.00%, 02/15/2018	55,270
54,691	GNMA Pool 585180, 5.00%, 02/15/2018	58,372
58,970	GNMA Pool 592492, 5.00%, 03/15/2018	62,940
44,074	GNMA Pool 599821, 5.00%, 01/15/2018	47,041
664,185	GNMA Pool 604182, 5.50%, 04/15/2033	708,267
377,225	GNMA Pool 663776, 6.50%, 01/15/2037	406,860
2,599,754	GNMA Pool 717072, 5.00%, 05/15/2039	2,708,658
137,318	GNMA Pool 781694, 6.00%, 12/15/2031	148,925

	Total Government Mortgage-Backed Securities (cost $18,020,220)	18,713,560

	Treasury Inflation Protection Securities - 7.62%
2,638,305	TIP, 2.00%, 01/15/2014	2,803,816
1,609,275	TIP, 2.50%, 07/15/2016	1,760,145

	Total Treasury Inflation Protection Securities (cost $4,299,665)	4,563,961

	Total U.S. Government & Agency Obligations (cost $34,556,565)	35,730,479

	Total Bonds and Notes (cost $52,494,438)	54,582,740

MONEY MARKET FUNDS - 8.71%
number of shares		fair value

5,220,252	Fidelity Institutional Money Market Portfolio, 0.16% (A)	5,220,252

	Total Money Market Funds (cost $5,220,252)	5,220,252

	TOTAL INVESTMENTS (cost $57,714,690) - 99.80%	$59,802,992

	OTHER ASSETS LESS LIABILITIES - 0.20%	120,670

	NET ASSETS - 100.00%	$59,923,662

(A) Variable rate security; the rate shown represents the yield at March 31, 2010.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Schedules of Investments [30]

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

BONDS AND NOTES - 95.87%
par value		fair value

	CORPORATE BONDS - 95.87%
$250,000	Actuant Corp., 6.875%, 06/15/2017	$243,750
250,000	Arch Coal, Inc., 8.75%, 08/01/2016 (A)	265,625
500,000	Ashtead Holdings PLC, 8.625%, 08/01/2015 (A)	502,500
500,000	Atlas Pipeline Partners LP, 8.125%, 12/15/2015	485,000
500,000	Berry Petroleum Co., 8.25%, 11/01/2016	508,750
500,000	Case New Holland, Inc., 7.75%, 09/01/2013 (A)	521,250
500,000	Cemex Finance LLC, 9.50%, 12/14/2016 (A)	520,000
250,000	Cloud Peak Energy Finance Corp., 8.50%, 12/15/2019 (A)	257,500
500,000	Comstock Resources, Inc., 8.375%, 10/15/2017	516,250
100,000	Concho Resources, Inc., 8.625%, 10/01/2017	106,500
200,000	Copano Energy Finance Corp., 7.75%, 06/01/2018	200,500
575,000	Cricket Communications, Inc., 9.375% 11/01/2014	587,938
500,000	Crosstex Energy LP, 8.875%, 02/15/2018 (A)	518,125
500,000	Crum & Forster Holdings Corp., 7.75%, 05/01/2017	497,500
250,000	Discover Bank, 8.70%, 11/18/2019	274,271
500,000	Dynegy Holdings, Inc., 7.75%, 06/01/2019	380,000
150,000	El Paso Corp., 12.00%, 12/12/2013	176,250
500,000	Energy Future Holdings Corp., 10.875%, 11/01/2017	373,750
500,000	Forest Oil Corp., 7.25%, 06/15/2019	505,000
500,000	Geo Group, Inc., 7.75%, 10/15/2017 (A)	512,500
250,000	Georgia-Pacific LLC, 7.70%, 06/15/2015	266,250
500,000	Goodyear Tire & Rubber Co., 10.50%, 05/15/2016	542,500
500,000	Helix Energy Solutions Group, Inc., 9.50%, 01/15/2016 (A)	517,500
500,000	Intergen NV, 9.00%, 06/30/2017 (A)	517,500
420,000	Ipalco Enterprises, Inc., 7.25%, 04/01/2016 (A)	437,850
250,000	Iron Mountain, Inc., 6.625%, 01/01/2016	249,375
500,000	Janus Capital Group, Inc., 6.95%, 06/15/2017	497,810
200,000	Kansas City Southern Railway, 13.00%, 12/15/2013	239,000
300,000	LBI Escrow Corp., 8.00%, 11/01/2017	311,625
500,000	MarkWest Energy Finance Corp., 6.875%, 11/01/2014	492,500
500,000	Momentive Performance Materials, Inc., 9.75%, 12/01/2014	502,500
100,000	Navios Maritime Finance U.S. Inc., 8.875%, 11/01/2017 (A)	104,000
100,000	Navistar International Corp., 8.25%, 11/01/2021	102,500
275,000	Nisource Finance Corp., 10.75%, 03/15/2016	349,967
500,000	Nova Chemicals Corp., 8.625%, 11/01/2019 (A)	517,500
100,000	Range Resources Corp., 8.00%, 05/15/2019	107,250
500,000	Sanmina-SCI Corp., 8.125%, 03/01/2016	505,625
500,000	Sealy Mattress Co., 8.25%, 06/15/2014	502,500
250,000	Service Corp. International, 7.00%, 06/15/2017	246,250
500,000	Smithfield Foods, Inc., 7.00%, 08/01/2011	513,125
500,000	Swift Energy Co., 7.125%, 06/01/2017	477,500
190,000	Teck Resources, Ltd., 10.25%, 05/15/2016	227,050
310,000	Tesoro Corp., 9.75%, 06/01/2019	325,500
500,000	Texas Industries, Inc., 7.25%, 07/15/2013	493,750
400,000	Toll Brothers Finance Corp., 6.75%, 11/01/2019	404,874
150,000	Tyson Foods, Inc., 10.50%, 03/01/2014	178,875
500,000	United Rentals North America, Inc., 9.25%, 12/15/2019	512,500
500,000	United States Steel Corp., 6.05%, 06/01/2017	483,750
500,000	USG Corp., 9.50%, 01/15/2018	508,125

The accompanying notes are an integral part of these financial statements.
Timothy Plan Schedules of Investments [31]

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

BONDS AND NOTES - 95.87% (continued)
par value		fair value

	CORPORATE BONDS - 95.87% (continued)
$400,000	Vimpel Communications, 9.125%, 04/30/2018 (A)	$453,500
500,000	W & T Offshore, Inc., 8.25%, 06/15/2014 (A)	470,000
250,000	Whiting Petroleum Corp., 7.00%, 02/01/2014	257,187

	TOTAL CORPORATE BONDS (cost $19,496,862)	20,268,697

MONEY MARKET FUNDS - 3.02%
number of shares		fair value

638,782	Fidelity Institutional Money Market Portfolio, 0.16% (B)	638,782

	Total Money Market Funds (cost $638,782)	638,782

	TOTAL INVESTMENTS (cost $20,135,644) - 98.89%	$20,907,479

	OTHER ASSETS LESS LIABILITIES - 1.11%	235,570

	NET ASSETS - 100.00%	$21,143,049

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(B) Variable rate security; the rate shown represents the yield at March 31, 2010.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Schedules of Investments [32]

DEFENSIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

REITs - 19.97%
number of shares		fair value

1,200	Alexandria Real Estate Equities, Inc.	$81,120
5,700	AMB Property Corp.	155,268
3,600	Apartment Investment & Management Co.	66,276
2,900	AvalonBay Communities, Inc.	250,415
4,600	Boston Properties, Inc.	347,024
2,000	BRE Properties, Inc.	71,500
2,400	Camden Property Trust	99,912
3,823	Cousins Properties, Inc.	31,773
3,000	Digital Realty Trust, Inc.	162,600
4,500	Douglas Emmett, Inc.	69,165
8,800	Duke Realty Corp.	109,120
8,500	Equity Residential	332,775
1,100	Essex Property Trust, Inc.	98,945
2,400	Federal Realty Investment Trust	174,744
10,400	HCP, Inc.	343,200
5,000	Health Care REIT, Inc.	226,150
11,400	Kimco Realty Corp.	178,296
4,100	Liberty Property Trust	139,154
2,263	Macerich Co./The	86,700
3,000	Mack-Cali Realty Corp.	105,750
5,000	Public Storage	459,950
4,200	Regency Centers Corp.	157,374
5,529	Simon Property Group, Inc.	463,883
1,800	SL Green Realty Corp.	103,086
5,200	UDR, Inc.	91,728
5,500	Ventas, Inc.	261,140
5,416	Vornado Realty Trust	409,991
4,100	Weingarten Realty Investors	88,396

	Total REITs (cost $4,259,301)	5,165,435

EXCHANGE-TRADED FUNDS - 25.53%
number of shares		fair value

23,400	iShares Silver Trust *	401,076
63,400	PowerShares DB Agriculture Fund *	1,535,548
60,800	PowerShares DB Base Metals Fund *	1,368,608
55,800	PowerShares DB Commodity Index Tracking Fund *	1,312,416
61,800	PowerShares DB Energy Fund *	1,593,204
3,600	SPDR Gold Trust *	392,220

	Total Exchange-Traded Funds (cost $6,640,388)	6,603,072

BONDS AND NOTES - 47.49%
par value		fair value

	TREASURY INFLATION PROTECTION SECURITIES
709,181	TIP, 1.625%, 01/15/2015	741,648
751,876	TIP, 1.875%, 07/15/2015	796,636
938,064	TIP, 2.00%, 01/15/2014	996,913
1,321,844	TIP, 2.00%, 07/15/2014	1,407,455
1,140,753	TIP, 2.00%, 01/15/2016	1,211,516
1,261,438	TIP, 2.125%, 01/15/2019	1,330,522

The accompanying notes are an integral part of these financial statements.
Timothy Plan Schedules of Investments [33]

DEFENSIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

BONDS AND NOTES - 47.49% (continued)
par value		fair value

	TREASURY INFLATION PROTECTION SECURITIES (continued)
$1,321,845	TIP, 2.375%, 01/15/2025	$1,386,181
1,665,274	TIP, 2.375%, 01/15/2017	1,800,187
605,490	TIP, 2.50%, 01/15/2029	641,441
602,510	TIP, 3.00%, 07/15/2012	649,487
669,790	TIP, 3.625%, 04/15/2028	818,138
395,388	TIP, 3.875%, 04/15/2029	502,575

	Total Treasury Inflation Protection Securities (cost $12,270,780)	12,282,699

MONEY MARKET FUNDS - 6.81%
number of shares		fair value

1,761,274	Fidelity Institutional Money Market Portfolio, 0.16% (A)	1,761,274

	Total Money Market Funds (cost $1,761,274)	1,761,274

	TOTAL INVESTMENTS (cost $24,931,743) - 99.80%	$25,812,480

	OTHER ASSETS LESS LIABILITIES - 0.20%	51,780

	NET ASSETS - 100.00%	$25,864,260

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at March 31, 2010.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Schedules of Investments [34]

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

SHORT-TERM INVESTMENTS - 100.05%
par value		fair value

	Asset-Backed Securities - 1.95%
$224,798	John Deere Owner Trust, 0.34%, 11/02/2010	$224,798

	Total Asset-Backed Securities (amortized cost $224,798)	224,798

	Money Market Funds - 7.85%
904,746	Fidelity Institutional Money Market Portfolio, 0.16% (B)	904,746

	Total Money Market Funds (cost $904,746)	904,746

	U.S. Government & Government Agencies (A) - 90.25%
500,000	Federal Home Loan Bank, 0.09%, 04/14/2010	499,978
500,000	Federal Home Loan Bank, 0.10%, 04/30/2010	499,948
1,000,000	U.S. Treasury Bill, 0.01%, 04/01/2010	1,000,000
1,000,000	U.S. Treasury Bill, 0.03%, 04/08/2010	999,987
1,100,000	U.S. Treasury Bill, 0.15%, 04/15/2010	1,099,958
1,150,000	U.S. Treasury Bill, 0.15%, 04/22/2010	1,149,941
1,150,000	U.S. Treasury Bill, 0.15%, 04/29/2010	1,149,912
850,000	U.S. Treasury Bill, 0.13%, 05/06/2010	849,898
1,600,000	U.S. Treasury Bill, 0.14%, 05/13/2010	1,599,748
1,550,000	U.S. Treasury Bill, 0.14%, 05/20/2010	1,549,736

	Total U.S. Government Agencies (amortized cost $10,399,106)	10,399,106

	TOTAL INVESTMENTS (cost $11,528,650) - 100.05%	$11,528,650

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05)%	(5,213)

	TOTAL NET ASSETS - 100.00%	$11,523,437

(A) Discount note; the rate shown represents the yield at March 31, 2010.
(B) Variable rate security; the rate shown represents the yield at March 31, 2010.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Schedules of Investments [35]

STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

MUTUAL FUNDS (A) - 99.73%
number of shares		fair value

678,022	Timothy Plan Aggressive Growth Fund*	$3,505,374
445,666	Timothy Plan Defensive Strategies Fund	4,657,204
526,398	Timothy Plan High Yield Bond Fund	4,674,408
1,496,464	Timothy Plan International Fund	11,702,350
1,566,911	Timothy Plan Large/Mid Cap Growth Fund*	9,323,121
812,737	Timothy Plan Large/Mid Cap Value Fund	9,403,371
302,871	Timothy Plan Small Cap Value Fund*	3,476,961

	Total Mutual Funds (cost $52,492,558)	46,742,789

MONEY MARKET FUNDS - 0.07%
number of shares		fair value

31,641	Fidelity Institutional Money Market Portfolio, 0.16% (B)	31,641

	Total Money Market Funds (cost $31,641)	31,641

	Total Investments (cost $52,524,199) - 99.80%	$46,774,430

	OTHER ASSETS LESS LIABILITIES - 0.20%	94,185

	TOTAL NET ASSETS - 100.00%	$46,868,615

* Non-income producing securities
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at March 31, 2010.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Scheduled of Investments [36]

CONSERVATIVE GROWTH FUND

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

MUTUAL FUNDS (A) - 100.00%
number of shares		fair value

269,836	Timothy Plan Aggressive Growth Fund*	$1,395,055
674,045	Timothy Plan Defensive Strategies Fund	7,043,768
1,379,568	Timothy Plan Fixed Income Fund	14,030,206
526,980	Timothy Plan High Yield Bond Fund	4,679,584
603,262	Timothy Plan International Fund	4,717,510
940,003	Timothy Plan Large/Mid Cap Growth Fund*	5,593,016
606,669	Timothy Plan Large/Mid Cap Value Fund	7,019,159
202,063	Timothy Plan Small Cap Value Fund*	2,319,685

	Total Mutual Funds (cost $47,323,563)	46,797,983

MONEY MARKET FUNDS - 0.24%
number of shares		fair value

111,890	Fidelity Institutional Money Market Portfolio, 0.16% (B)	111,890

	Total Money Market Funds (cost $111,890)	111,890

	TOTAL INVESTMENTS (cost $47,435,453) - 100.24%	$46,909,873

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.24)%	(110,339)

	NET ASSETS - 100.00%	$46,799,534

* Non-income producing securities
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at March 31, 2010.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Scheduled of Investments [37]

AGGRESSIVE GROWTH FUND
INTERNATIONAL FUND

STATEMENTS OF ASSETS AND LIABILITIES
As of March 31, 2010 (Unaudited)

ASSETS
	Aggressive Growth Fund	International Fund

Cost, Investments in Unaffiliated Securities [NOTE 1]	$11,583,933	$34,306,716

Fair Value, Investments in Unaffiliated Securities [NOTE 1]	$15,074,271	$37,786,799

Receivable for:
Investments Sold	183,434	-
Fund Shares Sold	112,800	58,368
Interest	46	267
Dividends	4,150	48,722
Tax Reclaim	-	12,371
Prepaid Expenses	17,049	19,729

Total Assets	15,391,750	37,926,256

LIABILITIES

Accrued Advisory Fees	10,818	31,640
Accrued 12b-1 Fees	4,496	9,131
Accrued Expenses	14,634	22,631
Payable for:
Investments Purchased	218,546	-
Fund Shares Redeemed	13,103	72,818

Total Liabilities	261,597	136,220

Net Assets	$15,130,153	$37,790,036

SOURCES OF NET ASSETS

Net Assets Consisted of:
Paid-in Capital	$20,206,013	$48,595,484
Accumulated Undistributed Net Investment Income (Loss)	(131,647)	(124,861)
Accumulated Net Realized Gain (Loss) on Investments	(8,434,551)	(14,160,670)
Net Unrealized Appreciation (Depreciation) on Investments	3,490,338	3,480,083

Net Assets	$15,130,153	$37,790,036

The accompanying notes are an integral part of these financial statements.
Timothy Plan Statements of Assets and Liabilities [38]

LARGE/MID CAP GROWTH FUND
SMALL CAP VALUE FUND

STATEMENTS OF ASSETS AND LIABILITIES
As of March 31, 2010 (Unaudited)

ASSETS
	Large/Mid Cap Growth Fund	Small Cap Value Fund

Cost, Investments in Unaffiliated Securities [NOTE 1]	$37,993,563	$43,357,562

Fair Value, Investments in Unaffiliated Securities [NOTE 1]	$42,978,676	$50,401,900

Receivable for:
Investments Sold	955,704	238,747
Fund Shares Sold	55,350	266,602
Interest	349	203
Dividends	19,221	50,943
Prepaid Expenses	15,348	16,513

Total Assets	44,024,648	50,974,908

LIABILITIES

Accrued Advisory Fees	31,442	36,508
Accrued 12b-1 Fees	11,500	16,006
Accrued Expenses	26,423	32,178
Payable for:
Investments Purchased	180,578	248,972
Fund Shares Redeemed	37,370	34,840

Total Liabilities	287,313	368,504

Net Assets	$43,737,335	$50,606,404

SOURCES OF NET ASSETS

Net Assets Consisted of:
Paid-in Capital	$47,499,181	$60,574,644
Accumulated Undistributed Net Investment Income (Loss)	(185,892)	(124,907)
Accumulated Net Realized Gain (Loss) on Investments	(8,561,067)	(16,887,671)
Net Unrealized Appreciation (Depreciation) on Investments	4,985,113	7,044,338

Net Assets	$43,737,335	$50,606,404

The accompanying notes are an integral part of these financial statements.
Timothy Plan Statements of Assets and Liabilities [39]

LARGE/MID CAP VALUE FUND
FIXED INCOME FUND

STATEMENTS OF ASSETS AND LIABILITIES
As of March 31, 2010 (Unaudited)

ASSETS
	Large/Mid Cap Value Fund	Fixed Income Fund

Cost, Investments in Unaffiliated Securities [NOTE 1]	$83,839,520	$57,714,690

Fair Value, Investments in Unaffiliated Securities [NOTE 1]	$95,340,335	$59,802,992

Receivable for:
Investments Sold	90,655	-
Fund Shares Sold	199,652	62,594
Interest	468	470,395
Dividends	124,968	-
Prepaid Expenses	18,612	22,039

Total Assets	95,774,690	60,358,020

LIABILITIES

Accrued Advisory Fees	68,272	22,642
Accrued 12b-1 Fees	27,291	17,214
Accrued Expenses	60,037	34,064
Payable for:
Fund Shares Redeemed	106,556	360,438

Total Liabilities	262,156	434,358

Net Assets	$95,512,534	$59,923,662

SOURCES OF NET ASSETS

Net Assets Consisted of:
Paid-in Capital	$107,647,895	$59,810,745
Accumulated Undistributed Net Investment Income (Loss)	62,320	(31,249)
Accumulated Net Realized Gain (Loss) on Investments	(23,698,496)	(1,944,136)
Net Unrealized Appreciation (Depreciation) on Investments	11,500,815	2,088,302

Net Assets	$95,512,534	$59,923,662

The accompanying notes are an integral part of these financial statements.
Timothy Plan Statements of Assets and Liabilities [40]

HIGH YIELD BOND FUND
DEFENSIVE STRATEGIES FUND

STATEMENTS OF ASSETS AND LIABILITIES
As of March 31, 2010 (Unaudited)

	High Yield Bond Fund	Defensive Strategies Fund

Cost, Investments in Unaffiliated Securities [NOTE 1]	$20,135,644	$24,931,743

Fair Value, Investments in Unaffiliated Securities [NOTE 1]	$20,907,479	$25,812,480

Receivable for:
Fund Shares Sold	25,816	94,129
Interest	520,432	65,766
Dividends	-	17,974
Prepaid Expenses	19,080	36,105

Total Assets	21,472,807	26,026,454

Accrued Advisory Fees	10,588	12,971
Accrued 12b-1 Fees	4,919	7,629
Accrued Expenses	14,213	24,926
Payable for:
Investments Purchased	300,000	-
Fund Shares Redeemed	38	116,668

Total Liabilities	329,758	162,194

Net Assets	$21,143,049	$25,864,260

Net Assets Consisted of:
Paid-in Capital	$23,091,399	$24,928,365
Accumulated Undistributed Net Investment Income (Loss)	(27)	11,799
Accumulated Net Realized Gain (Loss) on Investments	(2,720,158)	43,359
Net Unrealized Appreciation (Depreciation) on Investments	771,835	880,737

Net Assets	$21,143,049	$25,864,260

The accompanying notes are an integral part of these financial statements.
Timothy Plan Statements of Assets and Liabilities [41]

MONEY MARKET FUND

STATEMENTS OF ASSETS AND LIABILITIES
As of March 31, 2010 (Unaudited)

ASSETS
Money Market Fund

Cost, Investments in Unaffiliated Securities [NOTE 1]	$11,528,650

Fair Value, Investments in Unaffiliated Securities [NOTE 1]	$11,528,650

Receivable for:
Waiver of Advisory Fees	6,186
Fund Shares Sold	354
Interest	192
Prepaid Expenses	12,304

Total Assets	11,547,686

LIABILITIES

Accrued Expenses	14,145
Payable for:
Fund Shares Redeemed	10,058
Fund Distributions	46

Total Liabilities	24,249

Net Assets	$11,523,437

SOURCES OF NET ASSETS

Net Assets Consisted of:
Paid-in Capital	$11,515,035
Accumulated Undistributed Net Investment Income (Loss)	7,701
Accumulated Net Realized Gain (Loss) on Investments	701

Net Assets	$11,523,437

The accompanying notes are an integral part of these financial statements.
Timothy Plan Statements of Assets and Liabilities [42]

STRATEGIC GROWTH FUND
CONSERVATIVE GROWTH FUND

STATEMENTS OF ASSETS AND LIABILITIES
As of March 31, 2010 (Unaudited)

ASSETS
	Strategic Growth Fund	Conservative Growth Fund

Cost, Investments in Unaffiliated Securities [NOTE 1]	$31,641	$111,890
Cost, Investments in Affiliated Securities [NOTE 1]	$52,492,558	$47,323,563
Total Cost, Investments	52,524,199	47,435,453

Fair Value, Investments in Unaffiliated Securities [NOTE 1]	$31,641	$111,890
Fair Value, Investments in Affiliated Securities [NOTE 1]	$46,742,789	$46,797,983
Total Fair Value, Investments	46,774,430	46,909,873

Receivable for:
Fund Shares Sold	244,791	58,283
Interest	13	10
Prepaid Expenses	17,774	14,447

Total Assets	47,037,008	46,982,613

LIABILITIES

Accrued Advisory Fees	25,471	25,960
Accrued 12b-1 Fees	7,919	7,714
Accrued Expenses	20,269	21,403
Payable for:
Fund Shares Redeemed	114,734	128,002

Total Liabilities	168,393	183,079

Net Assets	$46,868,615	$46,799,534

SOURCES OF NET ASSETS

Net Assets Consisted of:
Paid-in Capital	$61,202,995	$53,947,320
Accumulated Undistributed Net Investment Income (Loss)	45,633	137,310
Accumulated Net Realized Gain (Loss) on Investments	(8,630,244)	(6,759,516)
Net Unrealized Appreciation (Depreciation) on Investments	(5,749,769)	(525,580)

Net Assets	$46,868,615	$46,799,534

The accompanying notes are an integral part of these financial statements.
Timothy Plan Statements of Assets and Liabilities [43]

STATEMENTS OF ASSETS AND LIABILITIES
As of March 31, 2010 (Unaudited)

NET ASSETS (unlimited shares of $0.001 par beneficial interest authorized)
	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund

Class A Shares:
Net Assets	$13,031,899	$35,868,144	$40,196,143

Shares Outstanding	2,519,450	4,585,398	6,753,073

Net Asset Value and Redemption Price per Share	$5.17	$7.82	$5.95
Offering Price Per Share (NAV / 0.945)	$5.47	$8.28	$6.30

Class B Shares:
Net Assets	$405,152	N/A	$1,070,232

Shares Outstanding	85,119	N/A	193,700

Net Asset Value, Offering and Redemption
Price per Share	$4.76	N/A	$5.53

Class C Shares:
Net Assets	$1,693,102	$1,921,892	$2,470,960

Shares Outstanding	354,765	249,169	446,470

Net Asset Value and Offering Price per Share	$4.77	$7.71	$5.53
Minimum Redemption Price Per Share (NAV * 0.99)	$4.72	$7.63	$5.47

NET ASSETS (unlimited shares of $0.001 par beneficial interest authorized)
	Small Cap Value Fund	Large/Mid Cap Value Fund	Fixed Income Fund

Class A Shares:
Net Assets	$42,251,430	$84,109,372	$52,528,631

Shares Outstanding	3,679,530	7,269,583	5,166,585

Net Asset Value and Redemption Price per Share	$11.48	$11.57	$10.17
Offering Price Per Share *	$12.15	$12.24	$10.65

Class B Shares:
Net Assets	$3,918,283	$1,468,218	$535,263

Shares Outstanding	393,539	139,840	54,268

Net Asset Value, Offering and Redemption
Price per Share	$9.96	$10.50	$9.86

Class C Shares:
Net Assets	$4,436,691	$9,934,944	$6,859,768

Shares Outstanding	442,286	948,216	696,787

Net Asset Value and Offering Price per Share	$10.03	$10.48	$9.84
Minimum Redemption Price Per Share (NAV * 0.99)	$9.93	$10.38	$9.74

*NAV / 0.945 for Small Cap Value Fund and Large / Mid Cap Value Fund and 0.955 for Fixed Income Fund

The accompanying notes are an integral part of these financial statements.
Timothy Plan Statements of Assets and Liabilities [44]

STATEMENTS OF ASSETS AND LIABILITIES
As of March 31, 2010 (Unaudited)

NET ASSETS (unlimited shares of $0.001 par beneficial interest authorized)
	High Yield Bond Fund	Defensive Strategies Fund	Money Market Fund

Class A Shares:
Net Assets	$20,335,249	$22,221,785	$11,523,437

Shares Outstanding	2,290,852	2,126,189	11,514,891

Net Asset Value and Redemption Price per Share	$8.88	$10.45	$1.00
Offering Price Per Share *	$9.30	$11.06	N/A

Class B Shares:
Net Assets	N/A	N/A	N/A

Shares Outstanding	N/A	N/A	N/A

Net Asset Value, Offering and Redemption
Price per Share	N/A	N/A	N/A

Class C Shares:
Net Assets	$807,800	$3,642,475	N/A

Shares Outstanding	90,379	352,073	N/A

Net Asset Value and Offering Price per Share	$8.94	$10.35	N/A
Minimum Redemption Price Per Share (NAV * 0.99)	$8.85	$10.25	N/A

NET ASSETS (unlimited shares of $0.001 par beneficial interest authorized)
	Strategic Growth Fund	Conservative Growth Fund
Class A Shares:
Net Assets	$34,517,327	$34,779,942

Shares Outstanding	5,390,385	4,062,219

Net Asset Value and Redemption Price per Share	$6.40	$8.56
Offering Price Per Share (NAV / 0.945)	$6.77	$9.06

Class B Shares:
Net Assets	$5,121,047	$4,657,685

Shares Outstanding	846,183	573,371

Net Asset Value, Offering and Redemption
Price per Share	$6.05	$8.12

Class C Shares:
Net Assets	$7,230,241	$7,361,907

Shares Outstanding	1,198,582	908,671

Net Asset Value and Offering Price per Share	$6.03	$8.10
Minimum Redemption Price Per Share (NAV * 0.99)	$5.97	$8.02

*NAV / 0.955 for High Yield Bond Fund and 0.945 for Defensive Strategies Fund. Money Market Fund is not subject to a sales load.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Statements of Assets and Liabilities [45]

AGGRESSIVE GROWTH FUND
INTERNATIONAL FUND

STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2010 (Unaudited)

	Aggressive Growth Fund	International Fund
INVESTMENT INCOME

Interest from:
Affiliated Investments	$30	$121
Unaffiliated Investments	127	585
Dividends from:
Unaffiliated Investments	19,964	254,726	(A)

Total Investment Income	20,121	255,432

EXPENSES

Investment Advisory Fees [NOTE 4]	64,358	182,095
12b-1 Fees [NOTE 4]
Class A	16,505	43,385
Class B	1,886	-
Class C	7,809	8,556
Fund Accounting, Transfer Agency, & Administration Fees	15,629	36,201
Registration Fees	14,646	15,188
Out-of-Pocket Expense	12,931	16,106
Custodian Fees	10,341	5,200
Miscellaneous Expense	2,518	2,090
Printing Expense	1,724	3,647
Audit Fees	1,716	6,255
CCO Expense	711	2,026
Trustee Fees	573	1,878
Insurance Expense	421	877

Total Expenses	151,768	323,504

Total Net Expenses	151,768	323,504

Net Investment Income (Loss)	(131,647)	(68,072)
	`
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain (Loss) on Unaffiliated Investments	1,821,364	(585,529)
Change in Unrealized Appreciation (Depreciation)
of Investments	(6,151)	2,561,738
Net Realized and Unrealized Gain (Loss) on Investments	1,815,213	1,976,209

Net Increase (Decrease) in Net Assets
Resulting from Operations	$1,683,566	$1,908,137

(A) Net of foreign withholding taxes of $26,111.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Statements of Operations [46]

LARGE/MID GROWTH FUND
SMALL CAP VALUE FUND

STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2010 (Unaudited)

	Large/Mid Cap Growth Fund	Small Cap Value Fund
INVESTMENT INCOME

Interest from:
Affiliated Investments	$310	$140
Unaffiliated Investments	1,095	437
Dividends from:
Unaffiliated Investments	168,399	294,467

Total Investment Income	169,804	295,044

EXPENSES

Investment Advisory Fees [NOTE 4]	176,386	208,712
12b-1 Fees [NOTE 4]
Class A	47,612	51,575
Class B	5,603	19,430
Class C	11,464	19,814
Fund Accounting, Transfer Agency, & Administration Fees	40,660	49,427
Out-of-Pocket Expense	33,302	31,011
Registration Fees	16,371	15,293
Custodian Fees	7,439	6,984
Audit Fees	5,688	5,476
Printing Expense	3,522	3,821
Miscellaneous Expense	2,503	2,129
CCO Expense	2,245	2,196
Trustee Fees	1,907	2,803
Insurance Expense	994	1,280

Total Expenses	355,696	419,951

Total Net Expenses	355,696	419,951

Net Investment Income (Loss)	(185,892)	(124,907)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain (Loss) on Unaffiliated Investments	2,606,012	3,488,667
Change in Unrealized Appreciation (Depreciation)
of Investments	1,989,612	1,730,660
Net Realized and Unrealized Gain (Loss) on Investments	4,595,624	5,219,327

Net Increase (Decrease) in Net Assets
Resulting from Operations	$4,409,732	$5,094,420

The accompanying notes are an integral part of these financial statements.
Timothy Plan Statements of Operations [47]

LARGE/MID VALUE FUND
FIXED INCOME FUND

STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2010 (Unaudited)

	Large/Mid Cap Value Fund	Fixed Income Fund
INVESTMENT INCOME

Interest from:
Affiliated Investments	$306	$597
Unaffiliated Investments	1,309	1,148,491
Dividends from:
Unaffiliated Investments	905,086	-

Total Investment Income	906,701	1,149,088

EXPENSES

Investment Advisory Fees [NOTE 4]	392,535	169,253
12b-1 Fees [NOTE 4]
Class A	101,218	62,276
Class B	8,076	3,361
Class C	48,860	29,622
Fund Accounting, Transfer Agency, & Administration Fees	92,393	56,964
Out-of-Pocket Expense	65,334	39,665
Registration Fees	16,026	17,937
Audit Fees	10,967	8,084
Custodian Fees	9,407	6,702
Printing Expense	9,119	5,437
CCO Expense	5,049	2,915
Trustee Fees	4,727	2,538
Miscellaneous Expense	2,348	4,812
Insurance Expense	2,235	1,134

Total Expenses	768,294	410,700

Fees Waived by Adviser [NOTE 4]	-	(42,313)

Total Net Expenses	768,294	368,387

Net Investment Income (Loss)	138,407	780,701

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain (Loss) on Unaffiliated Investments	2,531,677	72,456
Change in Unrealized Appreciation (Depreciation)
of Investments	4,627,185	87,662
Net Realized and Unrealized Gain (Loss) on Investments	7,158,862	160,118

Net Increase (Decrease) in Net Assets
Resulting from Operations	$7,297,269	$940,819

The accompanying notes are an integral part of these financial statements.
Timothy Plan Statements of Operations [48]

HIGH YIELD BOND FUND
DEFENSIVE STRATEGIES FUND

STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2010 (Unaudited)

	High Yield Bond Fund	Defensive Strategies Fund *
INVESTMENT INCOME

Interest from:
Affiliated Investments	$102	$131
Unaffiliated Investments	807,527	83,348
Dividends from:
Affiliated Investments	-	91,229

Total Investment Income	807,629	174,708

EXPENSES

Investment Advisory Fees [NOTE 4]	59,329	54,478
12b-1 Fees [NOTE 4]
Class A	23,888	21,041
Class C	3,332	6,634
Fund Accounting, Transfer Agency, & Administration Fees	19,987	18,086
Registration Fees	14,858	14,358
Audit Fees	7,865	7,533
Out-of-Pocket Expense	5,949	8,610
Miscellaneous Expense	3,333	2,315
Custodian Fees	1,998	4,592
Printing Expense	1,665	3,999
CCO Expense	1,071	754
Trustee Fees	907	1,072
Insurance Expense	408	166

Total Expenses	144,590	143,638

Total Net Expenses	144,590	143,638

Net Investment Income (Loss)	663,039	31,070

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain (Loss) on Unaffiliated Investments	168,948	43,359
Change in Unrealized Appreciation (Depreciation)
of Investments	767,525	880,737
Net Realized and Unrealized Gain (Loss) on Investments	936,473	924,096

Net Increase (Decrease) in Net Assets
Resulting from Operations	$1,599,512	$955,166

* For the period November 4, 2009 (commencement of operations) through March 31, 2010.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Statements of Operations [49]

MONEY MARKET FUND

STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2010 (Unaudited)

Money Market Fund
INVESTMENT INCOME

Interest from:
Unaffiliated Investments	$13,983

Total Investment Income	13,983

EXPENSES

Investment Advisory Fees [NOTE 4]	62,816
Fund Accounting, Transfer Agency, & Administration Fees	20,000
Registration Fees	11,816
Out-of-Pocket Expense	7,919
Custodian Fees	6,829
Printing Expense	2,845
CCO Expense	1,474
Trustee Fees	1,431
Audit Fees	1,422
Insurance Expense	822
Miscellaneous Expense	236

Total Expenses	117,610

Fees Waived by Adviser [NOTE 4]	(20,939)
Expenses Reimbursed by Adviser [NOTE 4]	(87,191)

Total Net Expenses	9,480

Net Investment Income (Loss)	4,503

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain (Loss) on Unaffiliated Investments	701
Net Realized and Unrealized Gain (Loss) on Investments	701

Net Increase (Decrease) in Net Assets
Resulting from Operations	$5,204

The accompanying notes are an integral part of these financial statements.
Timothy Plan Statements of Operations [50]

 STRATEGIC GROWTH FUND
CONSERVATIVE GROWTH FUND

STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2010 (Unaudited)

	Strategic Growth Fund	Conservative Growth Fund
INVESTMENT INCOME

Interest from:
Affiliated Investments	$6	$8
Unaffiliated Investments	19	22
Dividends from:
Affiliated Investments	341,807	446,748

Total Investment Income	341,832	446,778

EXPENSES

Investment Advisory Fees [NOTE 4]	143,129	149,889
12b-1 Fees [NOTE 4]
Class B	21,316	18,730
Class C	27,652	27,467
Fund Accounting, Transfer Agency, & Administration Fees	42,252	46,107
Out-of-Pocket Expense	22,344	24,317
Registration Fees	14,656	15,816
Printing Expense	10,098	9,335
Audit Fees	5,093	5,830
Custodian Fees	4,678	6,011
CCO Expense	1,957	2,037
Trustee Fees	1,275	2,009
Insurance Expense	1,014	1,068
Miscellaneous Expense	735	762

Total Expenses	296,199	309,378

Total Net Expenses	296,199	309,378

Net Investment Income (Loss)	45,633	137,400

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain (Loss) on Affiliated Investments	(3,708,096)	(3,457,864)
Change in Unrealized Appreciation (Depreciation)
of Investments	6,774,007	5,607,935
Net Realized and Unrealized Gain (Loss) on Investments	3,065,911	2,150,071

Net Increase (Decrease) in Net Assets
Resulting from Operations	$3,111,544	$2,287,471

The accompanying notes are an integral part of these financial statements.
Timothy Plan Statements of Operations [51]

AGGRESSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

		Six months ended
		03/31/10 (Unaudited)		Period ended 09/30/09	(A)	Year ended 12/31/08

	Operations:
	Net Investment Income (Loss)	$(131,647)		$(201,996)		$(339,070)
	Net Realized Gain (Loss) on Investments	1,821,364		(2,667,673)		(7,557,154)
	Net Increase from Payment by Affiliate [NOTE 5]	-		-		24,684
	Change in Unrealized Appreciation (Depreciation) of Investments	(6,151)		6,229,851		(5,095,846)
	Net Increase (Decrease) in Net Assets (resulting from operations)	1,683,566		3,360,182		(12,967,386)

	Distributions to Shareholders From:
	Net Realized Gains:
	Class A	-		-		(42,783)
	Class B	-		-		(1,613)
	Class C	-		-		(4,029)
	Total Distributions	-		-		(48,425)

	Capital Share Transactions:
	Proceeds from Shares Sold:
	Class A	643,539	(B)	1,228,054	(C)	7,041,334	(D)
	Class B	23,704		-		3,577
	Class C	206,868		190,027		343,835
	Dividends Reinvested:
	Class A	-		-		42,015
	Class B	-		-		1,381
	Class C	-		-		3,918
	Cost of Shares Redeemed:
	Class A	(6,043,802)		(1,839,116)		(5,038,562)
	Class B	(41,809	)(B)	(179,275	) (C)	(144,927	)(D)
	Class C	(200,078)		(237,480)		(306,988)
	Net Increase (Decrease) in Net Assets (resulting from
	capital share transactions)	(5,411,578)		(837,790)		1,945,583

	Total Increase (Decrease) in Net Assets	(3,728,012)		2,522,392		(11,070,228)

	Net Assets:
	Beginning of period	18,858,165		16,335,773		27,406,001

	End of period	$15,130,153		$18,858,165		$16,335,773

	Accumulated Undistributed Net Investment Income (Loss)	$(131,647)		$-		$-

	Shares of Capital Stock of the Fund Sold and Redeemed:
	Shares Sold:
	Class A	133,052	(B)	331,324	(C)	1,298,923	(D)
	Class B	5,437		-		624
	Class C	47,433		53,423		68,482
	Shares Reinvested:
	Class A	-		-		11,929
	Class B	-		-		422
	Class C	-		-		1,195
	Shares Redeemed:
	Class A	(1,383,176)		(490,930)		(916,790)
	Class B	(9,903	)(B)	(52,300	)(C)	(30,246	)(D)
	Class C	(46,143)		(68,122)		(58,719)
	Net Increase (Decrease) in Number of Shares Outstanding	(1,253,300)		(226,605)		375,820

(A)	The Fund elected to change its fiscal year end from December 31 to September 30. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Includes automatic conversion of Class B shares ($17,126 representing 4,218 shares) to Class A shares ($17,126 representing 3,892 shares).
(C)	Includes automatic conversion of Class B shares ($138,616 representing 40,607 shares) to Class A shares ($138,616 representing 37,670 shares).
(D)	Includes automatic conversion of Class B shares ($16,599 representing 4,811 shares) to Class A shares ($16,599 representing 4,474 shares).

The accompanying notes are an integral part of these financial statements.
Timothy Plan Statements of Changes [52]

INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
Six months ended
03/31/10	Period ended	Year ended
(Unaudited)	09/30/09	(A)	12/31/08

Operations:
Net Investment Income (Loss)	$(68,072)	$415,092	$455,363
Net Realized Gain (Loss) on Investments	(585,529)	(5,756,467)	(7,208,911)
Change in Unrealized Appreciation (Depreciation) of Investments	2,561,738	13,894,617	(17,417,187)
Net Increase (Decrease) in Net Assets (resulting from operations)	1,908,137	8,553,242	(24,170,735)

Distributions to Shareholders From:
Net Investment Income:
Class A	(466,911)	-	(432,699)
Class C	(16,268)	-	(12,503)
Total Distributions	(483,179)	-	(445,202)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	4,466,105	5,238,049	20,334,914
Class C	651,757	344,856	808,369
Dividends Reinvested:
Class A	428,150	-	388,442
Class C	13,861	-	12,206
Cost of Shares Redeemed:
Class A	(7,638,507)	(7,490,528)	(7,993,400)
Class C	(221,225)	(179,451)	(352,076)
Net Increase (Decrease) in Net Assets (resulting from
capital share transactions)	(2,299,859)	(2,087,074)	13,198,455

Total Increase (Decrease) in Net Assets	(874,901)	6,466,168	(11,417,482)

Net Assets:
Beginning of period	38,664,937	32,198,769	43,616,251

End of period	$37,790,036	$38,664,937	$32,198,769

Accumulated Undistributed Net Investment Income (Loss)	$(124,861)	$426,390	$10,777

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	583,282	870,021	2,304,470
Class C	85,369	54,460	84,402
Shares Reinvested:
Class A	54,681	-	67,673
Class C	1,793	-	2,145
Shares Redeemed:
Class A	(1,005,143)	(1,188,414)	(945,119)
Class C	(29,124)	(31,068)	(38,919)
Net Increase (Decrease) in Number of Shares Outstanding	(309,142)	(295,001)	1,474,652

(A)	The Fund elected to change its fiscal year end from December 31 to September 30. The information presented is for January 1, 2009 through September 30, 2009.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Statements of Changes [53]

LARGE/MID CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
Six months ended
03/31/10	Period ended	Year ended
(Unaudited)	09/30/09	(A)	12/31/08

Operations:
Net Investment Income (Loss)	$(185,892)	$(164,775)	$(340,626)
Net Realized Gain (Loss) on Investments	2,606,012	(2,950,198)	(7,879,763)
Change in Unrealized Appreciation (Depreciation) of Investments	1,989,612	10,218,574	(12,968,068)
Net Increase (Decrease) in Net Assets (resulting from operations)	4,409,732	7,103,601	(21,188,457)

Distributions to Shareholders From:
Net Realized Gains:
Class A	-	-	(61,850)
Class B	-	-	(2,112)
Class C	-	-	(4,038)
Total Distributions	-	-	(68,000)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	3,837,024	(B)	2,870,891	15,166,919
Class B	21,288	3,853	17,054
Class C	382,746	335,469	775,006
Dividends Reinvested:
Class A	-	-	56,381
Class B	-	-	1,861
Class C	-	-	3,555
Cost of Shares Redeemed:
Class A	(3,683,623)	(5,919,458)	(16,452,855)
Class B	(189,373	)(B)	(97,613)	(288,063)
Class C	(263,333)	(550,408)	(761,081)
Net Increase (Decrease) in Net Assets (resulting from
capital share transactions)	104,729	(3,357,266)	(1,481,223)

Total Increase (Decrease) in Net Assets	4,514,461	3,746,335	(22,737,680)

Net Assets:
Beginning of period	39,222,874	35,476,539	58,214,219

End of period	$43,737,335	$39,222,874	$35,476,539

Accumulated Undistributed Net Investment Income (Loss)	$(185,892)	$-	$-

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	701,965	(B)	640,864	2,613,667
Class B	4,052	928	3,097
Class C	72,998	78,171	134,417
Shares Reinvested:
Class A	-	-	13,424
Class B	-	-	474
Class C	-	-	902
Shares Redeemed:
Class A	(653,848)	(1,345,096)	(2,941,853)
Class B	(36,310	)(B)	(23,674)	(52,411)
Class C	(49,995)	(133,643)	(131,734)
Net Increase (Decrease) in Number of Shares Outstanding	38,862	(782,450)	(360,017)

(A)	The Fund elected to change its fiscal year end from December 31 to September 30. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Includes automatic conversion of Class B shares ($112,827 representing 21,569 shares) to Class A shares ($112,827 representing 20,033 shares).

The accompanying notes are an integral part of these financial statements.
Timothy Plan Statements of Changes [54]

SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
		Six months ended
		03/31/10		Period ended		Year ended
		(Unaudited)		09/30/09	(A)	12/31/08

	Operations:
	Net Investment Income (Loss)	$(124,907)		$(296,132)		$(51,484)
	Capital Gain Dividends from REITs	-		23,271		97,582
	Net Realized Gain (Loss) on Investments	3,488,667		(1,480,291)		(18,562,090)
	Change in Unrealized Appreciation (Depreciation) of Investments	1,730,660		9,015,718		(6,072,615)
	Net Increase (Decrease) in Net Assets (resulting from operations)	5,094,420		7,262,566		(24,588,607)

	Distributions to Shareholders From:
	Net Realized Gains:
	Class A	-		-		(349,483)
	Class B	-		-		(38,730)
	Class C	-		-		(35,945)
	Total Distributions	-		-		(424,158)

	Capital Share Transactions:
	Proceeds from Shares Sold:
	Class A	2,220,514	(B)	4,308,472	(C)	13,566,159	(D)
	Class B	13,386		-		11,760
	Class C	503,129		424,218		1,147,220
	Dividends Reinvested:
	Class A	-		-		334,156
	Class B	-		-		36,572
	Class C	-		-		35,715
	Cost of Shares Redeemed:
	Class A	(11,460,931)		(5,977,541)		(13,027,054)
	Class B	(572,030	)(B)	(620,618	)(C)	(994,846)	(D)
	Class C	(378,558)		(935,477)		(1,608,258)
	Net Increase (Decrease) in Net Assets (resulting from
	capital share transactions)	(9,674,490)		(2,800,946)		(498,576)

	Total Increase (Decrease) in Net Assets	(4,580,070)		4,461,620		(25,511,341)

	Net Assets:
	Beginning of period	55,186,474		50,724,854		76,236,195

	End of period	$50,606,404		$55,186,474		$50,724,854

	Accumulated Undistributed Net Investment Income (Loss)	$(124,907)		$-		$-

	Shares of Capital Stock of the Fund Sold and Redeemed:
	Shares Sold:
	Class A	205,410	(B)	511,073	(C)	1,181,260	(D)
	Class B	1,390		-		1,107
	Class C	53,134		55,575		112,080
	Shares Reinvested:
	Class A	-		-		40,211
	Class B	-		-		5,030
	Class C	-		-		4,872
	Shares Redeemed:
	Class A	(1,138,781)		(698,823)		(1,131,872)
	Class B	(62,179	)(B)	(82,249	)(C)	(98,662)	(D)
	Class C	(41,167)		(123,231)		(156,226)
	Net Increase (Decrease) in Number of Shares Outstanding	(982,193)		(337,655)		(42,200)

(A)	The Fund elected to change its fiscal year end from December 31 to September 30. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Includes automatic conversion of Class B shares ($253,817 representing 28,010 shares) to Class A shares ($253,817 representing 24,333 shares).
(C)	Includes automatic conversion of Class B shares ($132,891 representing 16,408 shares) to Class A shares ($132,891 representing 14,308 shares).
(D)	Includes automatic conversion of Class B shares ($54,856 representing 4,594 shares) to Class A shares ($54,856 representing 4,042 shares).

The accompanying notes are an integral part of these financial statements.
Timothy Plan Statements of Changes [55]

LARGE/MID CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
		Six months ended
		03/31/10 (Unaudited)		Period ended 09/30/09	(A)	Year ended 12/31/08

	Operations:
	Net Investment Income (Loss)	$138,407		$290,749		$315,403
	Capital Gain Dividends from REITs	-		56,992		119,453
	Net Realized Gain (Loss) on Investments	2,531,677		(5,325,537)		(21,143,902)
	Change in Unrealized Appreciation (Depreciation) of Investments	4,627,185		19,278,975		(34,286,147)
	Net Increase (Decrease) in Net Assets (resulting from operations)	7,297,269		14,301,179		(54,995,193)

	Distributions to Shareholders From:
	Net Investment Income:
	Class A	(356,854)		-		(261,651)
	Class B	(5,573)		-		(5,389)
	Class C	(32,368)		-		(20,404)
	Net Realized Gains:
	Class A	-		-		(1,032,217)
	Class B	-		-		(38,228)
	Class C	-		-		(138,289)
	Total Distributions	(394,795)		-		(1,496,178)

	Capital Share Transactions:
	Proceeds from Shares Sold:
	Class A	9,584,738	(B)	13,727,988	(C)	43,215,602	(D)
	Class B	16,574		10,649		50,993
	Class C	966,752		1,187,000		5,604,263
	Dividends Reinvested:
	Class A	307,025		-		1,159,102
	Class B	5,078		-		40,065
	Class C	24,598		-		114,538
	Cost of Shares Redeemed:
	Class A	(14,636,204)		(13,355,139)		(30,185,260)
	Class B	(390,712	)(B)	(770,992	)(C)	(1,740,640	)(D)
	Class C	(1,326,287)		(1,517,058)		(3,787,995)
	Net Increase (Decrease) in Net Assets (resulting from
	capital share transactions)	(5,448,438)		(717,552)		14,470,668

	Total Increase (Decrease) in Net Assets	1,454,036		13,583,627		(42,020,703)

	Net Assets:
	Beginning of period	94,058,498		80,474,871		122,495,574

	End of period	$95,512,534		$94,058,498		$80,474,871

	Accumulated Undistributed Net Investment Income (Loss)	$62,320		$318,708		$27,959

	Shares of Capital Stock of the Fund Sold and Redeemed:
	Shares Sold:
	Class A	859,247	(B)	1,527,499	(C)	3,330,953	(D)
	Class B	1,701		1,346		4,127
	Class C	96,413		141,471		449,463
	Shares Reinvested:
	Class A	27,364		-		133,382
	Class B	497		-		5,040
	Class C	2,416		-		14,443
	Shares Redeemed:
	Class A	(1,339,033)		(1,464,060)		(2,512,832)
	Class B	(38,910	)(B)	(93,370	)(C)	(157,284	)(D)
	Class C	(132,072)		(188,471)		(328,671)
	Net Increase (Decrease) in Number of Shares Outstanding	(522,377)		(75,585)		938,621

(A)	The Fund elected to change its fiscal year end from December 31 to September 30. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Includes automatic conversion of Class B shares ($269,701 representing 26,913 shares) to Class A shares ($269,701 representing 24,460 shares).
(C)	Includes automatic conversion of Class B shares ($547,116 representing 65,891 shares) to Class A shares ($547,116 representing 60,101 shares).
(D)	Includes automatic conversion of Class B shares ($826,012 representing 75,819 shares) to Class A shares ($826,012 representing 69,567 shares).

The accompanying notes are an integral part of these financial statements.
Timothy Plan Statements of Changes [56]

FIXED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	Six months ended
	03/31/10		Period ended		Year ended
	(Unaudited)		09/30/09(A)		12/31/08

Operations:
Net Investment Income (Loss)	$780,701		$1,121,628		$2,054,010
Net Realized Gain (Loss) on Investments	72,456		(363,079)		(988,457)
Change in Unrealized Appreciation (Depreciation) of Investments	87,662		3,043,140		(1,280,539)
Net Increase (Decrease) in Net Assets (resulting from operations)	940,819		3,801,689		(214,986)

Distributions to Shareholders From:
Net Investment Income:
Class A	(722,420)		(1,030,855)		(1,899,067)
Class B	(6,148)		(18,994)		(53,131)
Class C	(71,318)		(84,563)		(101,092)
Total Distributions	(799,886)		(1,134,412)		(2,053,290)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	10,215,725	(B)	15,547,916	(C)	16,330,862	(D)
Class B	8,618		26,344		200,402
Class C	2,633,745		3,291,479		1,644,103
Dividends Reinvested:
Class A	678,054		971,951		1,755,420
Class B	5,165		16,644		45,365
Class C	58,728		62,936		84,663
Cost of Shares Redeemed:
Class A	(6,571,951)		(8,207,233)		(23,998,355)
Class B	(265,878	) (B)	(547,920	) (C)	(910,988	) (D)
Class C	(1,048,634)		(1,239,605)		(1,567,477)
Net Increase (Decrease) in Net Assets (resulting from
capital share transactions)	5,713,572		9,922,512		(6,416,005)

Total Increase (Decrease) in Net Assets	5,854,505		12,589,789		(8,684,281)

Net Assets:
Beginning of period	54,069,157		41,479,368		50,163,649

End of period	$59,923,662		$54,069,157		$41,479,368

Accumulated Undistributed Net Investment Income (Loss)	$(31,249)		$(12,064)		$720

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	1,001,584	(B)	1,572,537	(C)	1,643,240	(D)
Class B	866		2,732		21,569
Class C	266,414		342,893		173,695
Shares Reinvested:
Class A	67,070		98,066		179,043
Class B	527		1,741		4,761
Class C	5,998		6,535		8,898
Shares Redeemed:
Class A	(643,934)		(836,481)		(2,456,337)
Class B	(26,781	) (B)	(57,366	) (C)	(94,932	) (D)
Class C	(106,138)		(129,520)		(165,113)
Net Increase (Decrease) in Number of Shares Outstanding	565,606		1,001,137		(685,176)

(A)	The Fund elected to change its fiscal year end from December 31 to September 30. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Includes automatic conversion of Class B shares ($165,000 representing 16,592 shares) to Class A shares ($165,000 representing 16,074 shares).
(C)	Includes automatic conversion of Class B shares ($335,825 representing 35,147 shares) to Class A shares ($335,825 representing 34,072 shares).
(D)	Includes automatic conversion of Class B shares ($357,407 representing 37,235 shares) to Class A shares ($357,407 representing 36,109 shares).

The accompanying notes are an integral part of these financial statements.
Timothy Plan Statements of Changes [57]

HIGH YIELD BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	Six months ended
	03/31/10	Period ended	Year ended
	(Unaudited)	09/30/09(A)	12/31/08

Operations:
Net Investment Income (Loss)	$663,039	$997,484	$1,290,824
Net Realized Gain (Loss) on Investments	168,948	(1,807,422)	(1,081,685)
Change in Unrealized Appreciation (Depreciation) of Investments	767,525	6,648,416	(5,758,446)
Net Increase (Decrease) in Net Assets (resulting from operations)	1,599,512	5,838,478	(5,549,307)

Distributions to Shareholders From:
Net Investment Income:
Class A	(641,949)	(993,063)	(1,259,132)
Class C	(21,117)	(21,558)	(14,892)
Net Realized Gains:
Class A	-	-	(10,252)
Class C	-	-	(105)
Total Distributions	(663,066)	(1,014,621)	(1,284,381)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	3,235,747	6,181,963	5,512,203
Class C	308,914	379,942	265,375
Dividends Reinvested:
Class A	616,548	951,405	1,226,938
Class C	15,067	15,955	9,733
Cost of Shares Redeemed:
Class A	(3,163,965)	(6,409,997)	(7,001,568)
Class C	(92,873)	(79,706)	(280,184)
Net Increase (Decrease) in Net Assets (resulting from
capital share transactions)	919,438	1,039,562	(267,503)

Total Increase (Decrease) in Net Assets	1,855,884	5,863,419	(7,101,191)

Net Assets:
Beginning of period	19,287,165	13,423,746	20,524,937

End of period	$21,143,049	$19,287,165	$13,423,746

Accumulated Undistributed Net Investment Income (Loss)	$(27)	$-	$16,800

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	367,996	829,334	686,555
Class C	34,931	50,127	29,745
Shares Reinvested:
Class A	69,951	131,606	154,308
Class C	1,698	2,126	1,237
Shares Redeemed:
Class A	(362,730)	(876,583)	(837,295)
Class C	(10,552)	(10,343)	(33,648)
Net Increase (Decrease) in Number of Shares Outstanding	101,294	126,267	902

(A)	The Fund elected to change its fiscal year end from December 31 to September 30. The information presented is for January 1, 2009 through September 30, 2009.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Statements of Changes [58]

DEFENSIVE STRATEGIES FUND

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
		Period ended
		03/31/10 (A)
		(Unaudited)	(A)

	Operations:
	Net Investment Income (Loss)	$31,070
	Net Realized Gain (Loss) on Investments	43,359
	Change in Unrealized Appreciation (Depreciation) of Investments	880,737
	Net Increase (Decrease) in Net Assets (resulting from operations)	955,166

	Distributions to Shareholders From:
	Net Investment Income:
	Class A	(12,879)
	Class C	(6,392)
	Total Distributions	(19,271)

	Capital Share Transactions:
	Proceeds from Shares Sold:
	Class A	22,198,743
	Class C	3,699,603
	Dividends Reinvested:
	Class A	12,871
	Class C	6,392
	Cost of Shares Redeemed:
	Class A	(876,264)
	Class C	(112,980)
	Net Increase (Decrease) in Net Assets (resulting from
	capital share transactions)	24,928,365

	Total Increase (Decrease) in Net Assets	25,864,260

	Net Assets:
	Beginning of period	-

	End of period	$25,864,260

	Accumulated Undistributed Net Investment Income (Loss)	$11,799

	Shares of Capital Stock of the Fund Sold and Redeemed:
	Shares Sold:
	Class A	2,210,415
	Class C	362,439
	Shares Reinvested:
	Class A	1,240
	Class C	620
	Shares Redeemed:
	Class A	(85,466)
	Class C	(10,986)
	Net Increase (Decrease) in Number of Shares Outstanding	2,478,262

(A)	For the period November 4, 2009 (commencement of operations) through March 31, 2010.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Statements of Changes [59]

MONEY MARKET FUND

	Six months ended
	03/31/10	Period ended	Year ended
	(Unaudited)	09/30/09(A)	12/31/08

Operations:
Net Investment Income (Loss)	$4,503	$19,717	$555,536
Net Realized Gain (Loss) on Investments	701	5,397	2,939
Net Increase (Decrease) in Net Assets (resulting from operations)	5,204	25,114	558,475

Distributions to Shareholders From:
Net Investment Income:	(4,485)	(19,743)	(556,735)
Total Distributions	(4,485)	(19,743)	(556,735)

Capital Share Transactions:
Proceeds from Shares Sold	54,962,113	66,347,945	134,018,704
Dividends Reinvested	2,725	8,798	173,650
Cost of Shares Redeemed	(70,610,327)	(73,053,550)	(145,767,742)
Net Increase (Decrease) in Net Assets (resulting from
capital share transactions)	(15,645,489)	(6,696,807)	(11,575,388)

Total Increase (Decrease) in Net Assets	(15,644,770)	(6,691,436)	(11,573,648)

Net Assets:
Beginning of period	27,168,207	33,859,643	45,433,291

End of period	$11,523,437	$27,168,207	$33,859,643

Accumulated Undistributed Net Investment Income (Loss)	$7,701	$7,683	$-

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	54,962,113	66,347,945	134,018,704
Shares Reinvested	2,725	8,798	173,650
Shares Redeemed	(70,610,327)	(73,053,550)	(145,767,742)
Net Increase (Decrease) in Number of Shares Outstanding	(15,645,489)	(6,696,807)	(11,575,388)

(A)	The Fund elected to change its fiscal year end from December 31 to September 30. The information presented is for January 1, 2009 through September 30, 2009.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Statements of Changes [60]

STRATEGIC GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	Six months ended
	03/31/10		Period ended		Year ended
	(Unaudited)		09/30/09(A)		12/31/08

Operations:
Net Investment Income (Loss)	$45,633		$(143,802)		$(86,991)
Net Realized Gain (Loss) on Investments	(3,708,096)		(2,575,633)		(2,291,137)
Capital Gain Distributions from Affiliated Funds	-		-		94,136
Change in Unrealized Appreciation (Depreciation) of Investments	6,774,007		10,776,761		(25,435,252)
Net Increase (Decrease) in Net Assets (resulting from operations)	3,111,544		8,057,326		(27,719,244)

Distributions to Shareholders From:
Net Investment Income:
Class A	-		-		(426,205)
Class B	-		-		(34,098)
Class C	-		-		(46,567)
Net Realized Gains:
Class A	-		-		(2,393,506)
Class B	-		-		(647,982)
Class C	-		-		(641,388)
Total Distributions	-		-		(4,189,746)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	6,077,781	(B)	4,315,979	(C)	8,353,300
Class B	74,603		-		40,771
Class C	979,790		1,239,886		3,061,956
Dividends Reinvested:
Class A	-		-		2,708,511
Class B	-		-		664,039
Class C	-		-		649,068
Cost of Shares Redeemed:
Class A	(3,876,643)		(5,107,122)		(8,908,535)
Class B	(1,514,131	)(B)	(1,520,998	)(C)	(2,618,810)
Class C	(1,864,769)		(1,478,861)		(1,952,558)
Net Increase (Decrease) in Net Assets (resulting from
capital share transactions)	(123,369)		(2,551,116)		1,997,742

Total Increase (Decrease) in Net Assets	2,988,175		5,506,210		(29,911,248)

Net Assets:
Beginning of period	43,880,440		38,374,230		68,285,478

End of period	$46,868,615		$43,880,440		$38,374,230

Accumulated Undistributed Net Investment Income (Loss)	$45,633		$-		$-

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	983,098	(B)	852,285	(C)	1,069,597
Class B	12,853		-		5,849
Class C	169,039		261,910		401,854
Shares Reinvested:
Class A	-		-		577,508
Class B	-		-		148,555
Class C	-		-		145,531
Shares Redeemed:
Class A	(629,838)		(1,054,172)		(1,257,672)
Class B	(262,893	) (B)	(309,613	) (C)	(382,517)
Class C	(318,378)		(305,442)		(287,154)
Net Increase (Decrease) in Number of Shares Outstanding	(46,119)		(555,032)		421,551

(A)	The Fund elected to change its fiscal year end from December 31 to September 30. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Includes automatic conversion of Class B shares ($829,471 representing 145,036 shares) to Class A shares ($829,471 representing 137,318 shares).
(C)	Includes automatic conversion of Class B shares ($383,724 representing 75,072 shares) to Class A shares ($383,724 representing 71,387 shares).

The accompanying notes are an integral part of these financial statements.
Timothy Plan Statements of Changes [61]

CONSERVATIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	Six months ended
	03/31/10		Period ended	Year ended
	(Unaudited)		09/30/09 (A)	12/31/08

Operations:
Net Investment Income (Loss)	$137,400		$164,857	$570,702
Net Realized Gain (Loss) on Investments	(3,457,864)		(2,036,120)	(1,179,921)
Capital Gain Distributions from Affiliated Funds	-		-	78,533
Change in Unrealized Appreciation (Depreciation) of Investments	5,607,935		8,547,732	(16,268,127)
Net Increase (Decrease) in Net Assets (resulting from operations)	2,287,471		6,676,469	(16,798,813)

Distributions to Shareholders From:
Net Investment Income:
Class A	(456,632)		-	(549,071)
Class B	(61,754)		-	(62,140)
Class C	(89,581)		-	(86,071)
Net Realized Gains:
Class A	-		-	(1,263,508)
Class B	-		-	(279,532)
Class C	-		-	(323,507)
Total Distributions	(607,967)		-	(2,563,829)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	3,570,715	(B)	8,047,031	9,080,398
Class B	77,284		1,965	125,202
Class C	969,129		1,565,900	3,387,529
Dividends Reinvested:
Class A	406,673		-	1,706,832
Class B	57,996		-	314,982
Class C	83,067		-	361,461
Cost of Shares Redeemed:
Class A	(3,581,200)		(5,818,596)	(9,239,640)
Class B	(969,235	)(B)	(1,053,283)	(1,655,818)
Class C	(1,444,717)		(1,669,268)	(1,524,513)
Net Increase (Decrease) in Net Assets (resulting from
capital share transactions)	(830,288)		1,073,749	2,556,433

Total Increase (Decrease) in Net Assets	849,216		7,750,218	(16,806,209)

Net Assets:
Beginning of period	45,950,318		38,200,100	55,006,309

End of period	$46,799,534		$45,950,318	$38,200,100

Accumulated Undistributed Net Investment Income (Loss)	$137,310		$607,877	$443,020

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	425,622	(B)	1,088,656	955,118
Class B	9,666		233	14,045
Class C	122,572		228,382	382,297
Shares Reinvested:
Class A	48,356		-	251,742
Class B	7,259		-	48,608
Class C	10,422		-	55,954
Shares Redeemed:
Class A	(425,990)		(851,746)	(1,062,328)
Class B	(121,841	)(B)	(159,124)	(196,137)
Class C	(182,120)		(244,046)	(179,730)
Net Increase (Decrease) in Number of Shares Outstanding	(106,054)		62,355	269,569

(A)	The Fund elected to change its fiscal year end from December 31 to September 30. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Includes automatic conversion of Class B shares ($78,954 representing 9,981 shares) to Class A shares ($78,954 representing 9,478 shares).

The accompanying notes are an integral part of these financial statements.
Timothy Plan Statements of Changes [62]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND - CLASS A SHARES
		Six Months
		ended		Period		Year		Year	Year	Year		Year
		3/31/10		ended		ended		ended	ended	ended		ended
		(Unaudited)		9/30/09	(A)	12/31/08		12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 4.51		$ 3.71		$ 6.80		$ 7.04	$ 7.38	$ 6.95		$ 6.34

	Income from Investment
	Operations:
	Net Investment Income (Loss)	(0.04)		(0.05)		(0.07)		(0.06)	(0.08)	(0.09)	(B)	(0.07)	(B)
	Net Realized and Unrealized
	Gain (Loss) on Investments	0.70		0.85		(3.01)		0.59	0.65	0.70		0.68
	Total from Investment
	Operations	0.66		0.80		(3.08)		0.53	0.57	0.61		0.61

	Less Distributions:
	Dividends from Realized Gains	-		-		(0.01)		(0.77)	(0.91)	(0.18)		-
	Total Distributions	-		-		(0.01)		(0.77)	(0.91)	(0.18)		-

	Net Asset Value at End of Period	$ 5.17		$ 4.51		$ 3.71		$ 6.80	$ 7.04	$ 7.38		$ 6.95

	Total Return (C)(D)	14.63%	(F)	21.56%	(F)	-45.27%		7.66%	7.50%	8.73%		9.62%

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 13,032		$ 17,007		$ 14,575		$ 24,041	$ 23,187	$ 18,403		$ 16,453

	Ratio of Expenses to Average
	Net Assets:

	Before Reimbursement and	1.91%	(G)	1.85%	(G)	1.72%		1.52%	1.59%	1.59%		1.66%
	Waiver/Recoupment of
	Expenses by Adviser
	After Reimbursement and	1.91%	(G)	1.85%	(G)	1.72%		1.55%	1.60%	1.60%		1.60%
	Waiver/Recoupment of
	Expenses by Adviser

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	Before Reimbursement and	(1.64)%	(G)	(1.58)%	(G)	(1.33)%		(0.94)%	(1.17)%	(1.32)%		(1.38)%
	Waiver/Recoupment of
	Expenses by Adviser
	After Reimbursement and	(1.64)%	(G)	(1.58)%	(G)	(1.33)%		(0.97)%	(1.18)%	(1.33)%		(1.32)%
	Waiver/Recoupment of
	Expenses by Adviser

	Portfolio Turnover	43.35%		135.90%		243.59%	(E)	58.55%	96.39%	102.63%		102.46%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	On January 1, 2008, Chartwell Investment Partners became sub-adviser for the Fund.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [63]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND - CLASS B SHARES
		Six Months
		ended		Period		Year		Year	Year	Year		Year
		3/31/10		ended		ended		ended	ended	ended		ended
		(Unaudited)		9/30/09	(A)	12/31/08		12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 4.17		$ 3.45		$ 6.36		$ 6.68	$ 7.09	$ 6.74		$ 6.19

	Income from Investment
	Operations:
	Net Investment Income (Loss)	(0.05)		(0.07)		(0.12)		(0.12)	(0.14)	(0.14)	(B)	(0.13)	(B)
	Net Realized and Unrealized
	Gain (Loss) on Investments	0.64		0.79		(2.78)		0.57	0.64	0.67		0.68
	Total from Investment
	Operations	0.59		0.72		(2.90)		0.45	0.50	0.53		0.55

	Less Distributions:
	Dividends from Realized Gains	-		-		(0.01)		(0.77)	(0.91)	(0.18)		-
	Total Distributions	-		-		(0.01)		(0.77)	(0.91)	(0.18)		-

	Net Asset Value at End of Period	$ 4.76		$ 4.17		$ 3.45		$ 6.36	$ 6.68	$ 7.09		$ 6.74

	Total Return (C)(D)	14.15%	(F)	20.87%	(F)	-45.57%		6.87%	6.83%	7.82%		8.89%

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 405		$ 373		$ 489		$ 1,088	$ 1,247	$ 1,392		$ 1,519

	Ratio of Expenses to Average
	Net Assets:

	Before Reimbursement and	2.67%	(G)	2.60%	(G)	2.45%		2.26%	2.32%	2.34%		2.41%
	Waiver/Recoupment of
	Expenses by Adviser
	After Reimbursement and	2.67%	(G)	2.60%	(G)	2.45%		2.29%	2.35%	2.35%		2.35%
	Waiver/Recoupment of
	Expenses by Adviser

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	Before Reimbursement and	(2.39)%	(G)	(2.33)%	(G)	(2.06)%		(1.70)%	(1.90)%	(2.07)%		(2.13)%
	Waiver/Recoupment of
	Expenses by Adviser
	After Reimbursement and	(2.39)%	(G)	(2.33)%	(G)	(2.06)%		(1.73)%	(1.93)%	(2.08)%		(2.07)%
	Waiver/Recoupment of
	Expenses by Adviser

	Portfolio Turnover	43.35%		135.90%		243.59%	(E)	58.55%	96.39%	102.63%		102.46%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	On January 1, 2008, Chartwell Investment Partners became sub-adviser for the Fund.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [64]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND - CLASS C SHARES
		Six Months
		ended		Period		Year		Year	Year	Year		Period
		3/31/10		ended		ended		ended	ended	ended		ended
		(Unaudited)		9/30/09	(A)	12/31/08		12/31/07	12/31/06	12/31/05		12/31/04	(B)

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 4.18		$ 3.46		$ 6.37		$ 6.69	$ 7.11	$ 6.75		$ 6.24

	Income from Investment
	Operations:
	Net Investment Income (Loss)	(0.05)		(0.06)		(0.11)		(0.10)	(0.11)	(0.14)	(C)	(0.06)	(C)
	Net Realized and Unrealized
	Gain (Loss) on Investments	0.64		0.78		(2.79)		0.55	0.60	0.68		0.57
	Total from Investment
	Operations	0.59		0.72		(2.90)		0.45	0.49	0.54		0.51

	Less Distributions:
	Dividends from Realized Gains	-		-		(0.01)		(0.77)	(0.91)	(0.18)		-
	Total Distributions	-		-		(0.01)		(0.77)	(0.91)	(0.18)		-

	Net Asset Value at End of Period	$ 4.77		$ 4.18		$ 3.46		$ 6.37	$ 6.69	$ 7.11		$ 6.75

	Total Return (D)(E)	14.12%	(G)	20.81%	(G)	-45.50%		6.86%	6.65%	7.96%		8.17%	(G)

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 1,693		$ 1,477		$ 1,272		$ 2,277	$ 1,937	$ 1,358		$ 690

	Ratio of Expenses to Average
	Net Assets:

	Before Reimbursement and	2.67%	(H)	2.60%	(H)	2.47%		2.27%	2.35%	2.34%		2.41%	(H)
	Waiver/Recoupment of
	Expenses by Adviser
	After Reimbursement and	2.67%	(H)	2.60%	(H)	2.47%		2.30%	2.35%	2.35%		2.35%	(H)
	Waiver/Recoupment of
	Expenses by Adviser

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	Before Reimbursement and	(2.39)%	(H)	(2.33)%	(H)	(2.08)%		(1.70)%	(1.94)%	(2.07)%		(2.13)%	(H)
	Waiver/Recoupment of
	Expenses by Adviser
	After Reimbursement and	(2.39)%	(H)	(2.33)%	(H)	(2.08)%		(1.73)%	(1.94)%	(2.08)%		(2.07)%	(H)
	Waiver/Recoupment of
	Expenses by Adviser

	Portfolio Turnover	43.35%		135.90%		243.59%	(F)	58.55%	96.39%	102.63%		102.46%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(C)	Per share amounts calculated using average shares method.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(F)	On January 1, 2008, Chartwell Investment Partners became sub-adviser for the Fund.
(G)	For periods of less than one full year, total return is not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [65]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

INTERNATIONAL FUND - CLASS A SHARES
		Six Months
		ended		Period		Year	Period
		3/31/10		ended		ended	ended
		(Unaudited)	(A)	9/30/09	(A)	12/31/08	12/31/07	(B)

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 7.52		$ 5.92		$ 11.00	$ 10.00

	Income from Investment
	Operations:
	Net Investment Income (Loss)	-		0.08		0.09	0.04
	Net Realized and Unrealized
	Gain (Loss) on Investments	0.41		1.52		(5.08)	1.00
	Total from Investment
	Operations	0.41		1.60		(4.99)	1.04

	Less Distributions:
	Dividends from Net Investment
	Income	(0.11)		-		(0.09)	(0.04)
	Total Distributions	(0.11)		-		(0.09)	(0.04)

	Net Asset Value at End of Period	$ 7.82		$ 7.52		$ 5.92	$ 11.00

	Total Return (C)(D)	5.41%	(E)	27.03%	(E)	-45.38%	10.39%	(E)

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 35,868		$ 37,248		$ 31,214	$ 42,298

	Ratio of Expenses to Average
	Net Assets:

	After Reimbursement and	1.74%		1.72%		1.66%	1.69%
	Waiver/Recoupment of		(F)		(F)			(F)
	Expenses by Adviser

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	After Reimbursement and	(0.34)%		1.68%		1.12%	0.58%
	Waiver/Recoupment of		(F)		(F)			(F)
	Expenses by Adviser

	Portfolio Turnover	20.67%		38.27%		32.36%	13.18%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	For the period May 3, 2007 (Commencement of Operations) to December 31, 2007.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [66]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

INTERNATIONAL FUND - CLASS C SHARES
		Six Months
		ended		Period		Year	Period
		3/31/10		ended		ended	ended
		(Unaudited)		9/30/09	(A)	12/31/08	12/31/07	(B)

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 7.41		$ 5.87		$ 10.97	$ 10.00

	Income from Investment
	Operations:
	Net Investment Income (Loss)	(0.03)		0.04		0.04	(0.02)
	Net Realized and Unrealized
	Gain (Loss) on Investments	0.40		1.50		(5.07)	0.99
	Total from Investment
	Operations	0.37		1.54		(5.03)	0.97

	Less Distributions:
	Dividends from Net Investment
	Income	(0.07)		-		(0.07)	-	*
	Total Distributions	(0.07)		-		(0.07)	-

	Net Asset Value at End of Period	$ 7.71		$ 7.41		$ 5.87	$ 10.97

	Total Return (C)(D)	5.04%	(E)	26.24%	(E)	-45.79%	9.71%	(E)

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 1,922		$ 1,417		$ 984	$ 1,318

	Ratio of Expenses to Average
	Net Assets:

	After Reimbursement and	2.50%		2.47%		2.40%	2.48%
	Waiver/Recoupment of		(F)		(F)			(F)
	Expenses by Adviser

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	After Reimbursement and	(1.15)%		0.85%		0.45%	(0.44)%
	Waiver/Recoupment of		(F)		(F)			(F)
	Expenses by Adviser

	Portfolio Turnover	20.67%		38.27%		32.36%	13.18%

	*Amount is less than $0.005 per share.

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	For the period May 3, 2007 (Commencement of Operations) to December 31, 2007.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [67]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS A SHARES
		Six Months
		ended		Period		Year		Year	Year	Year		Year
		3/31/10		ended		ended		ended	ended	ended		ended
		(Unaudited)		9/30/09	(A)	12/31/08		12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 5.37		$ 4.38		$ 6.89		$ 7.25	$ 6.92	$ 6.69		$ 6.17

	Income from Investment
	Operations:
	Net Investment Income (Loss)	(0.02)		(0.02)		(0.04)		(0.03)	(0.04)	(0.05)	(B)	(0.05)	(B)
	Net Realized and Unrealized
	Gain (Loss) on Investments	0.60		1.01		(2.46)		0.39	0.37	0.28		0.57
	Total from Investment
	Operations	0.58		0.99		(2.50)		0.36	0.33	0.23		0.52

	Less Distributions:
	Dividends from Realized Gains	-		-		(0.01)		(0.72)	-	-		-
	Total Distributions	-		-		(0.01)		(0.72)	-	-		-

	Net Asset Value at End of Period	$ 5.95		$ 5.37		$ 4.38		$ 6.89	$ 7.25	$ 6.92		$ 6.69

	Total Return (C)(D)	10.80%	(F)	22.60%	(F)	-36.30%		5.09%	4.77%	3.44%		8.43%

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 40,196		$ 35,973		$ 32,484		$ 53,183	$ 65,510	$ 53,901		$ 36,869

	Ratio of Expenses to Average
	Net Assets:

	Before Reimbursement and	1.65%	(G)	1.67%	(G)	1.56%		1.46%	1.52%	1.60%		1.55%
	Waiver/Recoupment of
	Expenses by Adviser
	After Reimbursement and	1.65%	(G)	1.67%	(G)	1.56%		1.46%	1.53%	1.60%		1.60%
	Waiver/Recoupment of
	Expenses by Adviser

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	Before Reimbursement and	(0.83)%	(G)	(0.58)%	(G)	(0.64)%		(0.37)%	(0.56)%	(0.80)%		(0.95)%
	Waiver/Recoupment of
	Expenses by Adviser
	After Reimbursement and	(0.83)%	(G)	(0.58)%	(G)	(0.64)%		(0.37)%	(0.57)%	(0.80)%		(1.00)%
	Waiver/Recoupment of
	Expenses by Adviser

	Portfolio Turnover	52.29%		77.98%		176.94%	(E)	44.62%	60.46%	38.61%		60.25%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	On January 1, 2008, Chartwell Investment Partners became sub-adviser for the Fund.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [68]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS B SHARES
		Six Months
		ended		Period		Year		Year	Year	Year		Year
		3/31/10		ended		ended		ended	ended	ended		ended
		(Unaudited)		9/30/09	(A)	12/31/08		12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 5.00		$ 4.11		$ 6.50		$ 6.94	$ 6.68	$ 6.50		$ 6.04

	Income from Investment
	Operations:
	Net Investment Income (Loss)	(0.05)		(0.04)		(0.08)		(0.08)	(0.09)	(0.10)	(B)	(0.11)	(B)
	Net Realized and Unrealized
	Gain (Loss) on Investments	0.58		0.93		(2.30)		0.36	0.35	0.28		0.57
	Total from Investment
	Operations	0.53		0.89		(2.38)		0.28	0.26	0.18		0.46

	Less Distributions:
	Dividends from Realized Gains	-		-		(0.01)		(0.72)	-	-		-
	Total Distributions	-		-		(0.01)		(0.72)	-	-		-

	Net Asset Value at End of Period	$ 5.53		$ 5.00		$ 4.11		$ 6.50	$ 6.94	$ 6.68		$ 6.50

	Total Return (C)(D)	10.60%	(F)	21.65%	(F)	-36.63%		4.16%	3.89%	2.77%		7.62%

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 1,070		$ 1,130		$ 1,022		$ 1,935	$ 2,245	$ 2,307		$ 2,688

	Ratio of Expenses to Average
	Net Assets:

	Before Reimbursement and	2.40%	(G)	2.42%	(G)	2.30%		2.21%	2.26%	2.35%		2.30%
	Waiver/Recoupment of
	Expenses by Adviser
	After Reimbursement and	2.40%	(G)	2.42%	(G)	2.30%		2.21%	2.28%	2.35%		2.35%
	Waiver/Recoupment of
	Expenses by Adviser

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	Before Reimbursement and	(1.59)%	(G)	(1.32)%	(G)	(1.38)%		(1.10)%	(1.31)%	(1.55)%		(1.70)%
	Waiver/Recoupment of
	Expenses by Adviser
	After Reimbursement and	(1.59)%	(G)	(1.32)%	(G)	(1.38)%		(1.10)%	(1.33)%	(1.55)%		(1.75)%
	Waiver/Recoupment of
	Expenses by Adviser

	Portfolio Turnover	52.29%		77.98%		176.94%	(E)	44.62%	60.46%	38.61%		60.25%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	On January 1, 2008, Chartwell Investment Partners became sub-adviser for the Fund.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [69]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS C SHARES
		Six Months
		ended		Period		Year		Year	Year	Year		Period
		3/31/10		ended		ended		ended	ended	ended		ended
		(Unaudited)		9/30/09	(A)	12/31/08		12/31/07	12/31/06	12/31/05		12/31/04	(B)

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 5.01		$ 4.11		$ 6.51		$ 6.95	$ 6.69	$ 6.52		$ 6.22

	Income from Investment
	Operations:
	Net Investment Income (Loss)	(0.04)		(0.04)		(0.08)		(0.07)	(0.07)	(0.08)	(C)	(0.05)	(C)
	Net Realized and Unrealized
	Gain (Loss) on Investments	0.56		0.94		(2.31)		0.35	0.33	0.25		0.35
	Total from Investment
	Operations	0.52		0.90		(2.39)		0.28	0.26	0.17		0.30

	Less Distributions:
	Dividends from Realized Gains	-		-		(0.01)		(0.72)	-	-		-
	Total Distributions	-		-		(0.01)		(0.72)	-	-		-

	Net Asset Value at End of Period	$ 5.53		$ 5.01		$ 4.11		$ 6.51	$ 6.95	$ 6.69		$ 6.52

	Total Return (D)(E)	10.38%	(G)	21.90%	(G)	-36.73%		4.15%	3.89%	2.61%		4.82%	(G)

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 2,471		$ 2,120		$ 1,971		$ 3,097	$ 2,222	$ 1,496		$ 967

	Ratio of Expenses to Average
	Net Assets:

	Before Reimbursement and	2.40%	(H)	2.42%	(H)	2.31%		2.22%	2.27%	2.35%		2.30%	(H)
	Waiver/Recoupment of
	Expenses by Adviser
	After Reimbursement and	2.40%	(H)	2.42%	(H)	2.31%		2.22%	2.27%	2.35%		2.35%	(H)
	Waiver/Recoupment of
	Expenses by Adviser

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	Before Reimbursement and	(1.58)%	(H)	(1.33)%	(H)	(1.39)%		(1.12)%	(1.31)%	(1.55)%		(1.70)%	(H)
	Waiver/Recoupment of
	Expenses by Adviser
	After Reimbursement and	(1.58)%	(H)	(1.33)%	(H)	(1.39)%		(1.12)%	(1.31)%	(1.55)%		(1.75)%	(H)
	Waiver/Recoupment of
	Expenses by Adviser

	Portfolio Turnover	52.29%		77.98%		176.94%	(F)	44.62%	60.46%	38.61%		60.25%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(C)	Per share amounts calculated using average shares method.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(F)	On January 1, 2008, Chartwell Investment Partners became sub-adviser for the Fund.
(G)	For periods of less than one full year, total return is not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [70]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

SMALL CAP VALUE FUND - CLASS A SHARES
		Six Months
		ended		Period		Year	Year	Year	Year		Year
		3/31/10		ended		ended	ended	ended	ended		ended
		(Unaudited)		9/30/09	(A)	12/31/08	12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 10.25		$ 8.88		$ 13.27	$ 14.94	$ 15.27	$ 15.59		$ 15.45

	Income from Investment
	Operations:
	Net Investment Income (Loss)	(0.02)		(0.05)		0.01	0.04	0.22	0.01	(B)	(0.04)	(B)
	Net Realized and Unrealized
	Gain (Loss) on Investments	1.25		1.42		(4.33)	0.36	2.77	(0.17)		1.83
	Total from Investment
	Operations	1.23		1.37		(4.32)	0.40	2.99	(0.16)		1.79

	Less Distributions:
	Dividends from Net Investment
	Income	-		-		-	(0.03)	(0.22)	-		-
	Dividends from Realized Gains	-		-		(0.07)	(2.04)	(3.10)	(0.16)		(1.65)
	Total Distributions	-		-		(0.07)	(2.07)	(3.32)	(0.16)		(1.65)

	Net Asset Value at End of Period	$ 11.48		$ 10.25		$ 8.88	$ 13.27	$ 14.94	$ 15.27		$ 15.59

	Total Return (C)(D)	12.00%	(E)	15.43%	(E)	-32.50%	2.87%	19.69%	-1.01%		11.60%

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 42,251		$ 47,268		$ 42,651	$ 62,525	$ 66,097	$ 49,008		$ 42,542

	Ratio of Expenses to Average
	Net Assets:

	After Reimbursement and	1.59%	(F)	1.59%	(F)	1.50%	1.44%	1.52%	1.56%		1.48%
	Waiver/Recoupment of
	Expenses by Adviser

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	After Reimbursement and	(0.39)%	(F)	(0.71)%	(F)	0.05%	0.24%	1.39%	0.05%		(0.30)%
	Waiver/Recoupment of
	Expenses by Adviser

	Portfolio Turnover	30.69%		57.15%		110.16%	59.84%	148.02%	44.24%		57.59%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [71]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

SMALL CAP VALUE FUND - CLASS B SHARES
		Six Months
		ended		Period		Year	Year	Year	Year		Year
		3/31/10		ended		ended	ended	ended	ended		ended
		(Unaudited)		9/30/09	(A)	12/31/08	12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 8.92		$ 7.78		$ 11.72	$ 13.49	$ 14.09	$ 14.51		$ 14.59

	Income from Investment
	Operations:
	Net Investment Income (Loss)	(0.06)		(0.09)		(0.08)	(0.08)	0.14	(0.10)	(B)	(0.15)	(B)
	Net Realized and Unrealized
	Gain (Loss) on Investments	1.10		1.23		(3.79)	0.35	2.50	(0.16)		1.72
	Total from Investment
	Operations	1.04		1.14		(3.87)	0.27	2.64	(0.26)		1.57

	Less Distributions:
	Dividends from Net Investment
	Income	-		-		-	-	(0.14)	-		-
	Dividends from Realized Gains	-		-		(0.07)	(2.04)	(3.10)	(0.16)		(1.65)
	Total Distributions	-		-		(0.07)	(2.04)	(3.24)	(0.16)		(1.65)

	Net Asset Value at End of Period	$ 9.96		$ 8.92		$ 7.78	$ 11.72	$ 13.49	$ 14.09		$ 14.51

	Total Return (C)(D)	11.66%	(E)	14.65%	(E)	-32.95%	2.22%	18.82%	-1.77%		10.78%

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 3,918		$ 4,052		$ 4,173	$ 7,370	$ 11,750	$ 16,072		$ 19,306

	Ratio of Expenses to Average
	Net Assets:

	After Reimbursement and	2.34%	(F)	2.34%	(F)	2.24%	2.19%	2.27%	2.31%		2.23%
	Waiver/Recoupment of
	Expenses by Adviser

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	After Reimbursement and	(1.14)%	(F)	(1.45)%	(F)	(0.69)%	(0.57)%	0.69%	(0.70)%		(1.05)%
	Waiver/Recoupment of
	Expenses by Adviser

	Portfolio Turnover	30.69%		57.15%		110.16%	59.84%	148.02%	44.24%		57.59%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [72]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

SMALL CAP VALUE FUND - CLASS C SHARES
		Six Months
		ended		Period		Year	Year	Year	Year		Period
		3/31/10		ended		ended	ended	ended	ended		ended
		(Unaudited)		9/30/09	(A)	12/31/08	12/31/07	12/31/06	12/31/05		12/31/04	(B)

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 8.99		$ 7.83		$ 11.80	$ 13.58	$ 14.12	$ 14.55		$ 15.00

	Income from Investment
	Operations:
	Net Investment Income (Loss)	(0.05)		(0.09)		(0.07)	(0.05)	0.09	(0.10)	(C)	(0.05)	(C)
	Net Realized and Unrealized
	Gain (Loss) on Investments	1.09		1.25		(3.83)	0.31	2.56	(0.17)		1.25
	Total from Investment
	Operations	1.04		1.16		(3.90)	0.26	2.65	(0.27)		1.20

	Less Distributions:
	Dividends from Net Investment
	Income	-		-		-	-	(0.09)	-		-
	Dividends from Realized Gains	-		-		(0.07)	(2.04)	(3.10)	(0.16)		(1.65)
	Total Distributions	-		-		(0.07)	(2.04)	(3.19)	(0.16)		(1.65)

	Net Asset Value at End of Period	$ 10.03		$ 8.99		$ 7.83	$ 11.80	$ 13.58	$ 14.12		$ 14.55

	Total Return (D)(E)	11.57%	(F)	14.81%	(F)	-32.99%	2.13%	18.80%	-1.84%		8.02%	(F)

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 4,437		$ 3,867		$ 3,901	$ 6,341	$ 4,054	$ 2,258		$ 1,442

	Ratio of Expenses to Average
	Net Assets:

	After Reimbursement and	2.34%	(G)	2.34%	(G)	2.25%	2.19%	2.27%	2.31%		2.23%	(G)
	Waiver/Recoupment of
	Expenses by Adviser

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	After Reimbursement and	(1.14)%	(G)	(1.45)%	(G)	(0.70)%	(0.47)%	0.61%	(0.70)%		(1.05)%	(G)
	Waiver/Recoupment of
	Expenses by Adviser

	Portfolio Turnover	30.69%		57.15%		110.16%	59.84%	148.02%	44.24%		57.59%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(C)	Per share amounts calculated using average shares method.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [73]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP VALUE FUND - CLASS A SHARES
		Six Months
		ended		Period		Year	Year	Year	Year		Year
		3/31/10		ended		ended	ended	ended	ended		ended
		(Unaudited)		9/30/09	(A)	12/31/08	12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 10.72		$ 9.10		$ 15.48	$ 14.31	$ 12.99	$ 12.68		$ 11.66

	Income from Investment
	Operations:
	Net Investment Income (Loss)	0.03		0.04		0.05	0.15	0.16	0.02	(B)	(0.01)	(B)
	Net Realized and Unrealized
	Gain (Loss) on Investments	0.87		1.58		(6.26)	2.26	2.24	2.44		1.03
	Total from Investment
	Operations	0.90		1.62		(6.21)	2.41	2.40	2.46		1.02

	Less Distributions:
	Dividends from Net Investment
	Income	(0.05)		-		(0.03)	(0.16)	(0.16)	-	*	-
	Dividends from Realized Gains	-		-		(0.14)	(1.08)	(0.90)	(2.15)		-
	Distributions from Return of
	Capital	-		-		-	-	(0.02)	-		-
	Total Distributions	(0.05)		-		(0.17)	(1.24)	(1.08)	(2.15)		-

	Net Asset Value at End of Period	$ 11.57		$ 10.72		$ 9.10	$ 15.48	$ 14.31	$ 12.99		$ 12.68

	Total Return (C)(D)	8.41%	(E)	17.80%	(E)	-40.05%	17.02%	18.41%	19.42%		8.75%

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 84,109		$ 82,784		$ 69,695	$ 103,828	$ 84,203	$ 51,753		$ 43,120

	Ratio of Expenses to Average
	Net Assets:

	After Reimbursement and	1.57%	(F)	1.57%	(F)	1.51%	1.44%	1.51%	1.55%		1.52%
	Waiver/Recoupment of
	Expenses by Adviser

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	After Reimbursement and	0.39%	(F)	0.57%	(F)	0.39%	0.99%	1.20%	0.15%		(0.11)%
	Waiver/Recoupment of
	Expenses by Adviser

	Portfolio Turnover	24.91%		32.46%		76.74%	47.52%	52.16%	129.22%		29.09%

	*Amount is less than $0.005 per share.

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [74]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP VALUE FUND - CLASS B SHARES
		Six Months
		ended		Period		Year		Year	Year	Year		Year
		3/31/10		ended		ended		ended	ended	ended		ended
		(Unaudited)		9/30/09	(A)	12/31/08		12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 9.75		$ 8.32		$ 14.27		$ 13.26	$ 12.10	$ 12.02		$ 11.14

	Income from Investment
	Operations:
	Net Investment Income (Loss)	(0.04)		(0.03)		(0.04)	(B)	0.04	0.05	(0.08)	(B)	(0.10)	(B)
	Net Realized and Unrealized
	Gain (Loss) on Investments	0.82		1.46		(5.75)		2.08	2.08	2.31		0.98
	Total from Investment
	Operations	0.78		1.43		(5.79)		2.12	2.13	2.23		0.88

	Less Distributions:
	Dividends from Net Investment
	Income	(0.03)		-		(0.02)		(0.03)	(0.05)	-		-
	Dividends from Realized Gains	-		-		(0.14)		(1.08)	(0.90)	(2.15)		-
	Distributions from Return of
	Capital	-		-		-		-	(0.02)	-		-
	Total Distributions	(0.03)		-		(0.16)		(1.11)	(0.97)	(2.15)		-

	Net Asset Value at End of Period	$ 10.50		$ 9.75		$ 8.32		$ 14.27	$ 13.26	$ 12.10		$ 12.02

	Total Return (C)(D)	8.04%	(E)	17.19%	(E)	-40.55%		16.21%	17.54%	18.56%		7.90%

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 1,468		$ 1,722		$ 2,236		$ 5,945	$ 6,470	$ 6,496		$ 5,642

	Ratio of Expenses to Average
	Net Assets:

	After Reimbursement and	2.32%	(F)	2.33%	(F)	2.24%		2.19%	2.26%	2.30%		2.27%
	Waiver/Recoupment of
	Expenses by Adviser

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	After Reimbursement and	(0.37)%	(F)	(0.17)%	(F)	(0.37)%		0.24%	0.28%	(0.60)%		(0.86)%
	Waiver/Recoupment of
	Expenses by Adviser

	Portfolio Turnover	24.91%		32.46%		76.74%		47.52%	52.16%	129.22%		29.09%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [75]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP VALUE FUND - CLASS C SHARES
		Six Months
		ended		Period		Year	Year	Year	Year		Period
		3/31/10		ended		ended	ended	ended	ended		ended
		(Unaudited)		9/30/09	(A)	12/31/08	12/31/07	12/31/06	12/31/05		12/31/04	(B)

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 9.73		$ 8.31		$ 14.24	$ 13.28	$ 12.12	$ 12.04		$ 11.05

	Income from Investment
	Operations:
	Net Investment Income (Loss)	(0.02)		(0.01)		(0.04)	0.02	0.07	(0.08)	(C)	(0.04)	(C)
	Net Realized and Unrealized
	Gain (Loss) on Investments	0.80		1.43		(5.73)	2.10	2.08	2.31		1.03
	Total from Investment
	Operations	0.78		1.42		(5.77)	2.12	2.15	2.23		0.99

	Less Distributions:
	Dividends from Net Investment
	Income	(0.03)		-		(0.02)	(0.08)	(0.07)	-		-
	Dividends from Realized Gains	-		-		(0.14)	(1.08)	(0.90)	(2.15)		-
	Distributions from Return of
	Capital	-		-		-	-	(0.02)	-		-
	Total Distributions	(0.03)		-		(0.16)	(1.16)	(0.99)	(2.15)		-

	Net Asset Value at End of Period	$ 10.48		$ 9.73		$ 8.31	$ 14.24	$ 13.28	$ 12.12		$ 12.04

	Total Return (D)(E)	8.06%	(F)	17.09%	(F)	-40.49%	16.13%	17.63%	18.53%		8.96%	(F)

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 9,935		$ 9,552		$ 8,544	$ 12,722	$ 6,353	$ 2,774		$ 1,174

	Ratio of Expenses to Average
	Net Assets:

	After Reimbursement and	2.32%	(G)	2.32%	(G)	2.26%	2.19%	2.25%	2.30%		2.27%	(G)
	Waiver/Recoupment of
	Expenses by Adviser

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	After Reimbursement and	(0.35)%	(G)	(0.18)%	(G)	(0.35)%	0.18%	0.53%	(0.60)%		(0.86)%	(G)
	Waiver/Recoupment of
	Expenses by Adviser

	Portfolio Turnover	24.91%		32.46%		76.74%	47.52%	52.16%	129.22%		29.09%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(C)	Per share amounts calculated using average shares method.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [76]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS A SHARES
		Six Months
		ended		Period		Year	Year	Year	Year		Year
		3/31/10		ended		ended	ended	ended	ended		ended
		(Unaudited)		9/30/09	(A)	12/31/08	12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 10.14		$ 9.56		$ 9.99	$ 9.94	$ 10.06	$ 10.32		$ 10.31

	Income from Investment
	Operations:
	Net Investment Income (Loss)	0.14		0.24		0.43	0.44	0.42	0.34	(B)	0.34	(B)
	Net Realized and Unrealized
	Gain (Loss) on Investments	0.03		0.58		(0.43)	0.06	(0.12)	(0.23)		0.01
	Total from Investment
	Operations	0.17		0.82		-	0.50	0.30	0.11		0.35

	Less Distributions:
	Dividends from Net Investment
	Income	(0.14)		(0.24)		(0.43)	(0.45)	(0.41)	(0.34)		(0.34)
	Dividends from Realized Gains	-		-		-	-	(0.01)	(0.03)		-
	Total Distributions	(0.14)		(0.24)		(0.43)	(0.45)	(0.42)	(0.37)		(0.34)

	Net Asset Value at End of Period	$ 10.17		$ 10.14		$ 9.56	$ 9.99	$ 9.94	$ 10.06		$ 10.32

	Total Return (C)(D)	1.74%	(E)	8.70%	(E)	-0.05%	5.19%	3.11%	1.11%		3.44%

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 52,529		$ 48,074		$ 37,367	$ 45,371	$ 39,023	$ 29,402		$ 23,131

	Ratio of Expenses to Average
	Net Assets:

	Before Reimbursement and	1.37%	(F)	1.35%	(F)	1.29%	1.21%	1.32%	1.31%		1.31%
	Waiver/Recoupment of
	Expenses by Adviser
	After Reimbursement and	1.22%	(F)	1.20%	(F)	1.14%	1.06%	1.35%	1.35%		1.35%
	Waiver/Recoupment of
	Expenses by Adviser

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	Before Reimbursement and	2.71%	(F)	3.24%	(F)	4.11%	4.33%	4.42%	3.33%		3.49%
	Waiver/Recoupment of
	Expenses by Adviser
	After Reimbursement and	2.86%	(F)	3.39%	(F)	4.26%	4.48%	4.39%	3.29%		3.45%
	Waiver/Recoupment of
	Expenses by Adviser

	Portfolio Turnover	15.22%		22.18%		35.01%	44.98%	76.28%	39.46%		35.95%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [77]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS B SHARES
		Six Months
		ended		Period		Year	Year	Year	Year		Year
		3/31/10		ended		ended	ended	ended	ended		ended
		(Unaudited)		9/30/09	(A)	12/31/08	12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 9.83		$ 9.28		$ 9.70	$ 9.66	$ 9.81	$ 10.06		$ 10.08

	Income from Investment
	Operations:
	Net Investment Income (Loss)	0.10	(B)	0.20		0.35	0.37	0.36	0.25	(B)	0.27	(B)
	Net Realized and Unrealized
	Gain (Loss) on Investments	0.03		0.53		(0.41)	0.05	(0.15)	(0.20)		(0.01)
	Total from Investment
	Operations	0.13		0.73		(0.06)	0.42	0.21	0.05		0.26

	Less Distributions:
	Dividends from Net Investment
	Income	(0.10)		(0.18)		(0.36)	(0.38)	(0.35)	(0.27)		(0.28)
	Dividends from Realized Gains	-		-		-	-	(0.01)	(0.03)		-
	Total Distributions	(0.10)		(0.18)		(0.36)	(0.38)	(0.36)	(0.30)		(0.28)

	Net Asset Value at End of Period	$ 9.86		$ 9.83		$ 9.28	$ 9.70	$ 9.66	$ 9.81		$ 10.06

	Total Return (C)(D)	1.34%	(E)	7.98%	(E)	-0.66%	4.47%	2.20%	0.47%		2.57%

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 535		$ 783		$ 1,230	$ 1,951	$ 2,786	$ 3,126		$ 3,839

	Ratio of Expenses to Average
	Net Assets:

	Before Reimbursement and	2.11%	(F)	2.10%	(F)	2.04%	1.93%	1.99%	2.07%		2.06%
	Waiver/Recoupment of
	Expenses by Adviser
	After Reimbursement and	1.96%	(F)	1.95%	(F)	1.89%	1.78%	2.10%	2.10%		2.10%
	Waiver/Recoupment of
	Expenses by Adviser

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	Before Reimbursement and	1.95%	(F)	2.49%	(F)	3.34%	3.62%	3.74%	2.57%		2.74%
	Waiver/Recoupment of
	Expenses by Adviser
	After Reimbursement and	2.10%	(F)	2.64%	(F)	3.49%	3.77%	3.63%	2.54%		2.70%
	Waiver/Recoupment of
	Expenses by Adviser

	Portfolio Turnover	15.22%		22.18%		35.01%	44.98%	76.28%	39.46%		35.95%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [78]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS C SHARES
		Six Months
		ended		Period		Year	Year	Year	Year		Period
		3/31/10		ended		ended	ended	ended	ended		ended
		(Unaudited)		9/30/09	(A)	12/31/08	12/31/07	12/31/06	12/31/05		12/31/04	(B)

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 9.82		$ 9.28		$ 9.69	$ 9.66	$ 9.78	$ 10.04		$ 10.15

	Income from Investment
	Operations:
	Net Investment Income (Loss)	0.11		0.18		0.33	0.37	0.33	0.25	(C)	0.26	(C)
	Net Realized and Unrealized
	Gain (Loss) on Investments	0.02		0.56		(0.40)	0.04	(0.12)	(0.20)		(0.05)
	Total from Investment
	Operations	0.13		0.74		(0.07)	0.41	0.21	0.05		0.21

	Less Distributions:
	Dividends from Net Investment
	Income	(0.11)		(0.20)		(0.34)	(0.38)	(0.32)	(0.28)		(0.32)
	Dividends from Realized Gains	-		-		-	-	(0.01)	(0.03)		-
	Total Distributions	(0.11)		(0.20)		(0.34)	(0.38)	(0.33)	(0.31)		(0.32)

	Net Asset Value at End of Period	$ 9.84		$ 9.82		$ 9.28	$ 9.69	$ 9.66	$ 9.78		$ 10.04

	Total Return (D)(E)	1.35%	(F)	8.02%	(F)	-0.72%	4.37%	2.26%	0.47%		2.12%	(F)

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 6,860		$ 5,212		$ 2,883	$ 2,842	$ 3,019	$ 1,927		$ 907

	Ratio of Expenses to Average
	Net Assets:

	Before Reimbursement and	2.12%	(G)	2.10%	(G)	2.06%	1.96%	2.10%	2.07%		2.06%	(G)
	Waiver/Recoupment of
	Expenses by Adviser
	After Reimbursement and	1.97%	(G)	1.95%	(G)	1.91%	1.81%	2.10%	2.10%		2.10%	(G)
	Waiver/Recoupment of
	Expenses by Adviser

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	Before Reimbursement and	1.96%	(G)	2.50%	(G)	3.33%	3.59%	3.64%	2.57%		2.74%	(G)
	Waiver/Recoupment of
	Expenses by Adviser
	After Reimbursement and	2.11%	(G)	2.65%	(G)	3.48%	3.74%	3.64%	2.54%		2.70%	(G)
	Waiver/Recoupment of
	Expenses by Adviser

	Portfolio Turnover	15.22%		22.18%		35.01%	44.98%	76.28%	39.46%		35.95%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(C)	Per share amounts calculated using average shares method.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [79]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

HIGH YIELD BOND FUND - CLASS A SHARES
		Six Months
		ended		Period		Year	Period
		3/31/10		ended		ended	ended
		(Unaudited)		9/30/09	(A)	12/31/08	12/31/07	(B)

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 8.46		$ 6.23		$ 9.53	$ 10.00

	Income from Investment
	Operations:
	Net Investment Income (Loss)	0.29		0.48		0.61	0.36
	Net Realized and Unrealized
	Gain (Loss) on Investments	0.42		2.23		(3.30)	(0.47)
	Total from Investment
	Operations	0.71		2.71		(2.69)	(0.11)

	Less Distributions:
	Dividends from Net Investment
	Income	(0.29)		(0.48)		(0.60)	(0.36)
	Dividends from Realized Gains	-		-		(0.01)	-
	Total Distributions	(0.29)		(0.48)		(0.61)	(0.36)

	Net Asset Value at End of Period	$ 8.88		$ 8.46		$ 6.23	$ 9.53

	Total Return (C)(D)	8.46%	(E)	45.11%	(E)	-29.55%	-1.14%	(E)

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 20,335		$ 18,740		$ 13,283	$ 20,284

	Ratio of Expenses to Average
	Net Assets:

	Before Reimbursement and	1.44%		1.46%		1.41%	1.45%
	Waiver/Recoupment of		(F)		(F)			(F)
	Expenses by Adviser
	After Reimbursement and	1.44%		1.46%		1.41%	1.35%
	Waiver/Recoupment of		(F)		(F)			(F)
	Expenses by Adviser

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	Before Reimbursement and	6.73%		8.75%		7.06%	5.67%
	Waiver/Recoupment of		(F)		(F)			(F)
	Expenses by Adviser
	After Reimbursement and	6.73%		8.75%		7.06%	5.77%
	Waiver/Recoupment of		(F)		(F)			(F)
	Expenses by Adviser

	Portfolio Turnover	12.23%		33.82%		27.85%	23.46%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	For the period May 7, 2007 (Commencement of Operations) to December 31, 2007.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [80]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

HIGH YIELD BOND FUND - CLASS C SHARES
		Six Months
		ended		Period		Year	Period
		3/31/10		ended		ended	ended
		(Unaudited)		9/30/09	(A)	12/31/08	12/31/07	(B)

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 8.51		$ 6.29		$ 9.60	$ 10.00

	Income from Investment
	Operations:
	Net Investment Income (Loss)	0.26	(C)	0.43	(C)	0.53	0.26
	Net Realized and Unrealized
	Gain (Loss) on Investments	0.43		2.24		(3.33)	(0.40)
	Total from Investment
	Operations	0.69		2.67		(2.80)	(0.14)

	Less Distributions:
	Dividends from Net Investment
	Income	(0.26)		(0.45)		(0.50)	(0.26)
	Dividends from Realized Gains	-		-		(0.01)	-
	Total Distributions	(0.26)		(0.45)		(0.51)	(0.26)

	Net Asset Value at End of Period	$ 8.94		$ 8.51		$ 6.29	$ 9.60

	Total Return (D)(E)	8.18%	(F)	43.90%	(F)	-30.17%	-1.38%	(F)

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 808		$ 547		$ 141	$ 241

	Ratio of Expenses to Average
	Net Assets:

	Before Reimbursement and	2.19%		2.20%		2.14%	2.20%
	Waiver/Recoupment of		(G)		(G)			(G)
	Expenses by Adviser
	After Reimbursement and	2.19%		2.20%		2.14%	2.10%
	Waiver/Recoupment of		(G)		(G)			(G)
	Expenses by Adviser

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	Before Reimbursement and	6.00%		7.55%		6.26%	5.24%
	Waiver/Recoupment of		(G)		(G)			(G)
	Expenses by Adviser
	After Reimbursement and	6.00%		7.55%		6.26%	5.34%
	Waiver/Recoupment of		(G)		(G)			(G)
	Expenses by Adviser

	Portfolio Turnover	12.23%		33.82%		27.85%	23.46%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	For the period May 7, 2007 (Commencement of Operations) to December 31, 2007.
(C)	Per share amounts calculated using average shares method.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [81]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

DEFENSIVE STRATEGIES FUND - CLASS A SHARES
		Period
		ended
		3/31/10
		(Unaudited)	(A)

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 10.00

	Income from Investment
	Operations:
	Net Investment Income (Loss)	0.02
	Net Realized and Unrealized
	Gain (Loss) on Investments	0.44
	Total from Investment
	Operations	0.46

	Less Distributions:
	Dividends from Net Investment
	Income	(0.01)
	Dividends from Realized Gains	-
	Total Distributions	(0.01)

	Net Asset Value at End of Period	$ 10.45

	Total Return (B)(C)	4.57%	(D)

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 22,222

	Ratio of Expenses to Average
	Net Assets:

	Before Reimbursement and	1.52%
	Waiver/Recoupment of		(E)
	Expenses by Adviser
	After Reimbursement and	1.52%
	Waiver/Recoupment of		(E)
	Expenses by Adviser

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	Before Reimbursement and	0.39%
	Waiver/Recoupment of		(E)
	Expenses by Adviser
	After Reimbursement and	0.39%
	Waiver/Recoupment of		(E)
	Expenses by Adviser

	Portfolio Turnover	36.93%

(A)	For the period November 4, 2009 (Commencement of Operations) to March 31, 2010.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [82]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

DEFENSIVE STRATEGIES FUND - CLASS C SHARES
		Period
		ended
		3/31/10
		(Unaudited)	(A)

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 10.00

	Income from Investment
	Operations:
	Net Investment Income (Loss)	(0.01)	(B)
	Net Realized and Unrealized
	Gain (Loss) on Investments	0.44
	Total from Investment
	Operations	0.43

	Less Distributions:
	Dividends from Net Investment
	Income	(0.08)
	Dividends from Realized Gains	-
	Total Distributions	(0.08)

	Net Asset Value at End of Period	$ 10.35

	Total Return (C)(D)	4.30%	(E)

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 3,642

	Ratio of Expenses to Average
	Net Assets:

	Before Reimbursement and	2.33%
	Waiver/Recoupment of		(F)
	Expenses by Adviser
	After Reimbursement and	2.33%
	Waiver/Recoupment of		(F)
	Expenses by Adviser

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	Before Reimbursement and	(0.27)%
	Waiver/Recoupment of		(F)
	Expenses by Adviser
	After Reimbursement and	(0.27)%
	Waiver/Recoupment of		(F)
	Expenses by Adviser

	Portfolio Turnover	36.93%

(A)	For the period November 4, 2009 (Commencement of Operations) to March 31, 2010.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [83]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

MONEY MARKET FUND
		Six Months
		ended		Period		Year		Year	Year	Year		Year
		3/31/10		ended		ended		ended	ended	ended		ended
		(Unaudited)		9/30/09	(A)	12/31/08		12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00		$ 1.00

	Income from Investment
	Operations:
	Net Investment Income (Loss)	-	*	-	*	0.02		0.04	0.04	0.03	(B)	0.01	(B)
	Total from Investment
	Operations	-		-		0.02		0.04	0.04	0.03		0.01

	Less Distributions:
	Dividends from Net Investment
	Income	-	*	-	*	(0.02)		(0.04)	(0.04)	(0.03)		(0.01)
	Dividends from Realized Gains	-		-		-		-	-	-	*	-
	Total Distributions	-		-		(0.02)		(0.04)	(0.04)	(0.03)		(0.01)

	Net Asset Value at End of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00		$ 1.00

	Total Return (C)(D)	0.02%	(F)	0.07%	(F)	1.82%		4.26%	4.17%	2.48%		0.97%

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 11,523		$ 27,168		$ 33,860		$ 45,433	$ 19,813	$ 5,195		$ 3,698

	Ratio of Expenses to Average
	Net Assets:

	Before Reimbursement and	1.12%	(G)	1.05%	(G)	1.00%		0.99%	1.21%	1.13%		1.20%
	Waiver/Recoupment of
	Expenses by Adviser
	After Reimbursement and	0.09%	(G)	0.33%	(G)	0.64%		0.78%	0.85%	0.66%		0.25%
	Waiver/Recoupment of						(E)
	Expenses by Adviser

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	Before Reimbursement and	(0.99)%	(G)	(0.63)%	(G)	1.45%		3.85%	3.85%	2.03%		0.07%
	Waiver/Recoupment of
	Expenses by Adviser
	After Reimbursement and	0.04%	(G)	0.09%	(G)	1.81%		4.05%	4.21%	2.50%		1.02%
	Waiver/Recoupment of
	Expenses by Adviser

	*Amount is less than $0.005 per share.

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	The expense ratio after reimbursement of expenses by Adviser includes a 0.01% reimbursement of expenses by the Administrator for a processing error.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [84]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS A SHARES
		Six Months
		ended		Period		Year	Year	Year	Year		Year
		3/31/10		ended		ended	ended	ended	ended		ended
		(Unaudited)		9/30/09	(A)	12/31/08	12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 5.97		$ 4.86		$ 9.12	$ 9.69	$ 9.18	$ 8.64		$ 8.10

	Income from Investment
	Operations:
	Net Investment Income (Loss)	0.01		(0.01)		0.01	0.10	0.14	(0.10)	(B)	(0.05)	(B)
	Net Realized and Unrealized
	Gain (Loss) on Investments	0.42		1.12		(3.66)	0.90	0.82	0.64		0.71
	Total from Investment
	Operations	0.43		1.11		(3.65)	1.00	0.96	0.54		0.66

	Less Distributions:
	Dividends from Net Investment
	Income	-		-		(0.09)	(0.10)	(0.05)	-		-
	Dividends from Realized Gains	-		-		(0.52)	(1.47)	(0.40)	-	*	(0.12)
	Total Distributions	-		-		(0.61)	(1.57)	(0.45)	-		(0.12)

	Net Asset Value at End of Period	$ 6.40		$ 5.97		$ 4.86	$ 9.12	$ 9.69	$ 9.18		$ 8.64

	Total Return (C)(D)	7.20%	(G)	22.84%	(G)	-39.82%	10.45%	10.41%	6.25%		8.09%

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 34,517		$ 30,066		$ 25,440	$ 44,231	$ 37,204	$ 26,451		$ 21,019

	Ratio of Expenses to Average
	Net Assets:

	Before Reimbursement and	1.12%	(H)	1.11%	(H)	1.03%	1.00%	1.07%	1.11%		1.13%
	Waiver/Recoupment of
	Expenses by Adviser (E)
	After Reimbursement and	1.12%	(H)	1.11%	(H)	1.03%	1.00%	1.07%	1.15%		1.15%
	Waiver/Recoupment of
	Expenses by Adviser (E)

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	Before Reimbursement and	0.44%	(H)	(0.25)%	(H)	0.12%	1.10%	1.49%	(1.10)%		(0.74)%
	Waiver/Recoupment of
	Expenses by Adviser (E) (F)
	After Reimbursement and	0.44%	(H)	(0.25)%	(H)	0.12%	1.10%	1.49%	(1.14)%		(0.76)%
	Waiver/Recoupment of
	Expenses by Adviser (E) (F)

	Portfolio Turnover	18.79%		5.21%		16.61%	45.00%	10.55%	1.61%		0.46%

	*Amount is less than $0.005 per share.

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies
	in which the Fund invests.
(G)	For periods of less than one full year, total return is not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [85]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS B SHARES
		Six Months
		ended		Period		Year	Year	Year	Year		Year
		3/31/10		ended		ended	ended	ended	ended		ended
		(Unaudited)		9/30/09	(A)	12/31/08	12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 5.66		$ 4.63		$ 8.70	$ 9.30	$ 8.85	$ 8.39		$ 7.92

	Income from Investment
	Operations:
	Net Investment Income (Loss)	(0.01)		(0.04)		(0.04)	0.01	0.05	(0.16)	(B)	(0.12)	(B)
	Net Realized and Unrealized
	Gain (Loss) on Investments	0.40		1.07		(3.48)	0.87	0.80	0.62		0.71
	Total from Investment
	Operations	0.39		1.03		(3.52)	0.88	0.85	0.46		0.59

	Less Distributions:
	Dividends from Net Investment
	Income	-		-		(0.03)	(0.01)	-	-		-
	Dividends from Realized Gains	-		-		(0.52)	(1.47)	(0.40)	-	*	(0.12)
	Total Distributions	-		-		(0.55)	(1.48)	(0.40)	-		(0.12)

	Net Asset Value at End of Period	$ 6.05		$ 5.66		$ 4.63	$ 8.70	$ 9.30	$ 8.85		$ 8.39

	Total Return (C)(D)	6.89%	(G)	22.25%	(G)	-40.33%	9.65%	9.53%	5.49%		7.39%

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 5,121		$ 6,207		$ 6,511	$ 14,219	$ 16,177	$ 17,467		$ 18,535

	Ratio of Expenses to Average
	Net Assets:

	Before Reimbursement and	1.87%	(H)	1.86%	(H)	1.77%	1.74%	1.81%	1.86%		1.88%
	Waiver/Recoupment of
	Expenses by Adviser (E)
	After Reimbursement and	1.87%	(H)	1.86%	(H)	1.77%	1.74%	1.82%	1.90%		1.90%
	Waiver/Recoupment of
	Expenses by Adviser (E)

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	Before Reimbursement and	(0.34)%	(H)	(1.02)%	(H)	(0.70)%	0.06%	0.44%	(1.85)%		(1.49)%
	Waiver/Recoupment of
	Expenses by Adviser (E) (F)
	After Reimbursement and	(0.34)%	(H)	(1.02)%	(H)	(0.70)%	0.06%	0.43%	(1.89)%		(1.51)%
	Waiver/Recoupment of
	Expenses by Adviser (E) (F)

	Portfolio Turnover	18.79%		5.21%		16.61%	45.00%	10.55%	1.61%		0.46%

	*Amount is less than $0.005 per share.

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies
	in which the Fund invests.
(G)	For periods of less than one full year, total return is not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [86]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS C SHARES
		Six Months
		ended		Period		Year	Year	Year	Year		Period
		3/31/10		ended		ended	ended	ended	ended		ended
		(Unaudited)		9/30/09	(A)	12/31/08	12/31/07	12/31/06	12/31/05		12/31/04	(B)

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 5.64		$ 4.62		$ 8.70	$ 9.31	$ 8.86	$ 8.39		$ 8.03

	Income from Investment
	Operations:
	Net Investment Income (Loss)	(0.01)		(0.04)		(0.05)	0.03	0.06	(0.16)	(C)	(0.05)	(C)
	Net Realized and Unrealized
	Gain (Loss) on Investments	0.40		1.06		(3.47)	0.86	0.79	0.63		0.53
	Total from Investment
	Operations	0.39		1.02		(3.52)	0.89	0.85	0.47		0.48

	Less Distributions:
	Dividends from Net Investment
	Income	-		-		(0.04)	(0.03)	-	-		-
	Dividends from Realized Gains	-		-		(0.52)	(1.47)	(0.40)	-	*	(0.12)
	Total Distributions	-		-		(0.56)	(1.50)	(0.40)	-		(0.12)

	Net Asset Value at End of Period	$ 6.03		$ 5.64		$ 4.62	$ 8.70	$ 9.31	$ 8.86		$ 8.39

	Total Return (D)(E)	6.92%	(H)	22.08%	(H)	-40.32%	9.73%	9.51%	5.61%		5.92%	(H)

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 7,230		$ 7,608		$ 6,423	$ 9,836	$ 7,609	$ 5,462		$ 2,204

	Ratio of Expenses to Average
	Net Assets:

	Before Reimbursement and	1.87%	(I)	1.85%	(I)	1.78%	1.75%	1.81%	1.86%		1.88%	(I)
	Waiver/Recoupment of
	Expenses by Adviser (F)
	After Reimbursement and	1.87%	(I)	1.85%	(I)	1.78%	1.75%	1.81%	1.90%		1.90%	(I)
	Waiver/Recoupment of
	Expenses by Adviser (F)

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	Before Reimbursement and	(0.34)%	(I)	(1.00)%	(I)	(0.61)%	0.43%	0.76%	(1.85)%		(1.49)%	(I)
	Waiver/Recoupment of
	Expenses by Adviser (F) (G)
	After Reimbursement and	(0.34)%	(I)	(1.00)%	(I)	(0.61)%	0.43%	0.76%	(1.89)%		(1.51)%	(I)
	Waiver/Recoupment of
	Expenses by Adviser (F) (G)

	Portfolio Turnover	18.79%		5.21%		16.61%	45.00%	10.55%	1.61%		0.46%

	*Amount is less than $0.005 per share.

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(C)	Per share amounts calculated using average shares method.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(F)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies
	in which the Fund invests.
(H)	For periods of less than one full year, total return is not annualized.
(I)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [87]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS A SHARES
		Six Months
		ended		Period		Year	Year	Year	Year		Year
		3/31/10		ended		ended	ended	ended	ended		ended
		(Unaudited)		9/30/09	(A)	12/31/08	12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 8.25		$ 6.94		$ 10.49	$ 11.10	$ 10.83	$ 10.26		$ 9.85

	Income from Investment
	Operations:
	Net Investment Income (Loss)	0.03		0.04		0.13	0.22	0.32	(0.01)	(B)	0.02	(B)
	Net Realized and Unrealized
	Gain (Loss) on Investments	0.39		1.27		(3.18)	0.75	0.75	0.58		0.61
	Total from Investment
	Operations	0.42		1.31		(3.05)	0.97	1.07	0.57		0.63

	Less Distributions:
	Dividends from Net Investment
	Income	(0.11)		-		(0.15)	(0.20)	(0.22)	-		-
	Dividends from Realized Gains	-		-		(0.35)	(1.38)	(0.58)	-		(0.19)
	Distributions from Return of
	Capital	-		-		-	-	-	-		(0.03)
	Total Distributions	(0.11)		-		(0.50)	(1.58)	(0.80)	-		(0.22)

	Net Asset Value at End of Period	$ 8.56		$ 8.25		$ 6.94	$ 10.49	$ 11.10	$ 10.83		$ 10.26

	Total Return (C)(D)	5.16%	(G)	18.88%	(G)	-28.88%	8.85%	9.86%	5.56%		6.41%

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 34,780		$ 33,128		$ 26,206	$ 38,102	$ 33,189	$ 27,765		$ 23,241

	Ratio of Expenses to Average
	Net Assets:

	Before Reimbursement and	1.14%	(H)	1.10%	(H)	1.02%	1.02%	1.08%	1.13%		1.14%
	Waiver/Recoupment of
	Expenses by Adviser (E)
	After Reimbursement and	1.14%	(H)	1.10%	(H)	1.02%	1.02%	1.09%	1.15%		1.15%
	Waiver/Recoupment of
	Expenses by Adviser (E)

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	Before Reimbursement and	0.81%	(H)	0.82%	(H)	1.36%	2.09%	2.98%	(0.11)%		0.27%
	Waiver/Recoupment of
	Expenses by Adviser (E) (F)
	After Reimbursement and	0.81%	(H)	0.82%	(H)	1.36%	2.09%	2.97%	(0.13)%		0.26%
	Waiver/Recoupment of
	Expenses by Adviser (E) (F)

	Portfolio Turnover	21.79%		15.74%		25.72%	40.54%	6.12%	3.61%		0.00%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies
	in which the Fund invests.
(G)	For periods of less than one full year, total return is not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [88]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS B SHARES
		Six Months
		ended		Period		Year		Year	Year	Year		Year
		3/31/10		ended		ended		ended	ended	ended		ended
		(Unaudited)		9/30/09	(A)	12/31/08		12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 7.85		$ 6.64		$ 10.03		$ 10.67	$ 10.43	$ 9.96		$ 9.60

	Income from Investment
	Operations:
	Net Investment Income (Loss)	-	(B)	-	(B)	0.05	(B)	0.14	0.22	(0.09)	(B)	(0.05)	(B)
	Net Realized and Unrealized
	Gain (Loss) on Investments	0.37		1.21		(3.01)		0.71	0.72	0.56		0.60
	Total from Investment
	Operations	0.37		1.21		(2.96)		0.85	0.94	0.47		0.55

	Less Distributions:
	Dividends from Net Investment
	Income	(0.10)		-		(0.08)		(0.11)	(0.12)	-		-
	Dividends from Realized Gains	-		-		(0.35)		(1.38)	(0.58)	-		(0.19)
	Total Distributions	(0.10)		-		(0.43)		(1.49)	(0.70)	-		(0.19)

	Net Asset Value at End of Period	$ 8.12		$ 7.85		$ 6.64		$ 10.03	$ 10.67	$ 10.43		$ 9.96

	Total Return (C)(D)	4.71%	(G)	18.22%	(G)	-29.37%		8.05%	9.00%	4.72%		5.72%

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 4,658		$ 5,322		$ 5,556		$ 9,740	$ 10,423	$ 11,652		$ 12,870

	Ratio of Expenses to Average
	Net Assets:

	Before Reimbursement and	1.89%	(H)	1.85%	(H)	1.76%		1.76%	1.82%	1.88%		1.89%
	Waiver/Recoupment of
	Expenses by Adviser (E)
	After Reimbursement and	1.89%	(H)	1.85%	(H)	1.76%		1.76%	1.85%	1.90%		1.90%
	Waiver/Recoupment of
	Expenses by Adviser (E)

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	Before Reimbursement and	0.01%	(H)	(0.01)%	(H)	0.53%		1.14%	1.88%	(0.86)%		(0.48)%
	Waiver/Recoupment of
	Expenses by Adviser (E) (F)
	After Reimbursement and	0.01%	(H)	(0.01)%	(H)	0.53%		1.14%	1.85%	(0.88)%		(0.49)%
	Waiver/Recoupment of
	Expenses by Adviser (E) (F)

	Portfolio Turnover	21.79%		15.74%		25.72%		40.54%	6.12%	3.61%		0.00%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies
	in which the Fund invests.
(G)	For periods of less than one full year, total return is not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [89]

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS C SHARES
		Six Months
		ended		Period		Year		Year	Year	Year		Period
		3/31/10		ended		ended		ended	ended	ended		ended
		(Unaudited)		9/30/09	(A)	12/31/08		12/31/07	12/31/06	12/31/05		12/31/04	(B)

	Per Share Operating Performance:
	Net Asset Value at Beginning
	of Period	$ 7.83		$ 6.61		$ 10.02		$ 10.68	$ 10.44	$ 9.97		$ 9.69

	Income from Investment
	Operations:
	Net Investment Income (Loss)	-	*	-	*	0.06	(C)	0.12	0.23	(0.09)	(C)	(0.02)	(C)
	Net Realized and Unrealized
	Gain (Loss) on Investments	0.37		1.22		(3.03)		0.72	0.73	0.56		0.49
	Total from Investment
	Operations	0.37		1.22		(2.97)		0.84	0.96	0.47		0.47

	Less Distributions:
	Dividends from Net Investment
	Income	(0.10)		-		(0.09)		(0.12)	(0.14)	-		-
	Dividends from Realized Gains	-		-		(0.35)		(1.38)	(0.58)	-		(0.19)
	Total Distributions	(0.10)		-		(0.44)		(1.50)	(0.72)	-		(0.19)

	Net Asset Value at End of Period	$ 8.10		$ 7.83		$ 6.61		$ 10.02	$ 10.68	$ 10.44		$ 9.97

	Total Return (D)(E)	4.73%	(H)	18.46%	(H)	-29.45%		7.98%	9.16%	4.71%		4.84%	(H)

	Ratios/Supplemental Data:
	Net Assets,
	End of Period (in 000s)	$ 7,362		$ 7,500		$ 6,438		$ 7,164	$ 5,833	$ 4,361		$ 2,638

	Ratio of Expenses to Average
	Net Assets:

	Before Reimbursement and	1.89%	(I)	1.85%	(I)	1.77%		1.77%	1.84%	1.88%		1.89%	(I)
	Waiver/Recoupment of
	Expenses by Adviser (F)
	After Reimbursement and	1.89%	(I)	1.85%	(I)	1.77%		1.77%	1.84%	1.90%		1.90%	(I)
	Waiver/Recoupment of
	Expenses by Adviser (F)

	Ratio of Net Investment Income
	(Loss) to Average Net Assets:

	Before Reimbursement and	0.02%	(I)	0.05%	(I)	0.72%		1.40%	2.36%	(0.86)%		(0.48)%	(I)
	Waiver/Recoupment of
	Expenses by Adviser (F) (G)
	After Reimbursement and	0.02%	(I)	0.05%	(I)	0.72%		1.40%	2.36%	(0.88)%		(0.49)%	(I)
	Waiver/Recoupment of
	Expenses by Adviser (F) (G)

	Portfolio Turnover	21.79%		15.74%		25.72%		40.54%	6.12%	3.61%		0.00%

	*Amount is less than $0.005 per share.
(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(C)	Per share amounts calculated using average shares method.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(F)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies
	in which the Fund invests.
(H)	For periods of less than one full year, total return is not annualized.
(I)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Financial Highlights [90]

NOTES TO FINANCIAL STATEMENTS
March 31, 2010 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Note 1 – Significant Accounting Policies
The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993.  The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.  As of March 31, 2010, the Trust consisted of thirteen series. These financial statements include the following eleven series: Timothy Plan Aggressive Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Money Market Fund, Timothy Plan Strategic Growth Fund and Timothy Plan Conservative Growth Fund (the “Funds”).

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital.  The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Adviser believes show a high probability for superior growth.

The Timothy Plan International Fund’s investment objective is long-term growth of capital.  The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in the common stock and similar securities of foreign companies through the purchase of American Depositary Receipts (“ADRs”) without regard to market capitalization, investing its assets in the ADRs of companies which the Fund’s investment manager believes show a high probability for superior growth, and allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Timothy Plan Large/Mid Cap Growth Fund’s investment objective is long-term growth of capital.  Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.  The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion.

The Timothy Plan Small Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income.  The Fund seeks to achieve its investment objective by primarily investing at least 80% of its assets in U.S. common stocks whose market capitalization is generally less than $2 billion.

The Timothy Plan Large/Mid Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income.  The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk.  To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities.  These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities.  The Fund will generally only purchase high quality securities.

Timothy Plan Notes to Financial Statements [91]

NOTES TO FINANCIAL STATEMENTS
March 31, 2010 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

The Timothy Plan High Yield Bond Fund’s investment objective is to generate a high level of current income. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities.  These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities.  The Fund will generally purchase securities that are not investment-grade, meaning securities with a rating of “BBB” or lower as rated by Standard and Poor’s or a comparable rating by another nationally recognized rating agency.  Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities.  Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Timothy Plan Defensive Strategies Fund’s investment objective is the protection of principal through aggressive, proactive reactions to prevailing economic conditions. To achieve its investment objectives, the Fund normally invests in Real Estate Investment Trusts (“REITs”), commodities based exchange-traded funds (“ETFs”), and Treasury Inflation Protection Securities (“TIPS”).

The Timothy Plan Money Market Fund seeks to generate a high level of current income consistent with the preservation of capital.  To achieve its investment objective, the Fund normally invests in short-term debt instruments, such as obligations of the U.S. Government and its agencies, certificates of deposit, banker’s acceptances, commercial paper and short-term corporate notes.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust:  approximately 5-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 15-25% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 15-25% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 5-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 20-30% of its net assets in the Timothy Plan International Fund; approximately 5%-10% of its net assets in the Timothy Plan Aggressive Growth Fund; and approximately 5%-15% of its net assets in the Timothy Plan Defensive Strategies Fund. The Fund may also invest in the Timothy Plan Money Market Fund.

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income.  The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust:  approximately 0-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 10-20% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 5-15% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 0-5% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 5-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 5-15% of its net assets in the Timothy Plan International Fund; approximately 20%-40% of its net assets in the Timothy Plan Fixed Income Fund; and approximately 10-30% of its net assets in the Timothy Plan Defensive Strategies Fund . The Fund may also invest in the Timothy Plan Money Market Fund.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

Timothy Plan Notes to Financial Statements [92]

NOTES TO FINANCIAL STATEMENTS
March 31, 2010 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

A. Security Valuation and Fair Value Measurements
All investments in securities are recorded at their estimated fair value as described in Note 2.

B. Investment Income and Securities Transactions
Security transactions are accounted for on the date the securities are purchased or sold (trade date).  Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Timothy Plan Aggressive Growth Fund, Large/Mid Cap Growth Fund, Large/Mid Cap Value Fund, Small Cap Value Fund and Defensive Strategies Fund have made certain investments in REITs and master limited partnerships (“MLPs”).  Dividend income from REITs and MLPs is recognized on the ex-dividend date. It is common for distributions from REITs and MLPs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.  Income or loss from the MLPs is reclassified upon receipt of the MLPs’ K-1. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.  Net Asset Value Per Share
The Net Asset Value (“NAV”) per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.  The NAV is calculated separately for each class of the following Funds: Timothy Plan Aggressive Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Money Market Fund, Timothy Plan Strategic Growth Fund and Timothy Plan Conservative Growth Fund. The asset value of the classes may differ because of different fees and expenses charged to each class.

D.  Expenses
Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board of Trustees (the “Board”)).

Timothy Plan Notes to Financial Statements [93]

NOTES TO FINANCIAL STATEMENTS
March 31, 2010 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

E.   Classes
There are three classes of shares currently offered by the Trust: Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year and ongoing service and distribution fees; No-Load shares are offered without sales charges or ongoing service/distribution fees (The Timothy Plan Money Market Fund only). The Trust previously has offered Class B shares to the public, which contain a contingent deferred sales charge that declines to zero over a period of years and are subject to an ongoing service/distribution fee. Sales of Class B shares to new shareholders were suspended by the Board during their meeting on February 27, 2004, with the suspension effective May, 2004, therefore, the CDSC fee no longer applies to Class B shares.

Class B shares automatically convert to Class A shares once the economic equivalent of the highest front-end sales charge paid at time of purchase has been received by a Fund, in the form of Rule 12b-1 distribution fees, paid by all Class B shares owned by an investor.

Class specific expenses are borne by each specific class.  Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

F.   Use of Estimates
In the preparation of financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

G.  Federal Income Taxes
It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains.  Therefore, no federal income tax or excise provision is required.
As of March 31, 2010, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the six month period ended March 31, 2010, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2006 and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

H.  Subsequent Events
In accordance with GAAP, management has evaluated subsequent events through the date the financial statements were issued and determined there were no material subsequent events for the Funds.

Timothy Plan Notes to Financial Statements [94]

NOTES TO FINANCIAL STATEMENTS
March 31, 2010 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

I.  Distributions to Shareholders
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations, or NAVs per share of the Funds.

Note 2 – Security Valuation and Fair Value Measurements
Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, and ETFs are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, when the market is considered inactive, an equity security (such as some ADRs owned by the International Fund) owned by the Funds will be valued by the pricing service at an evaluated bid, with inputs such as the underlying securities price, the exchange rate for the currency and the ADR factor. When this happens, the security will generally be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Timothy Plan Notes to Financial Statements [95]

NOTES TO FINANCIAL STATEMENTS
March 31, 2010 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, U.S. Government securities and U.S. government agency securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Timothy Plan Money Market Fund uses the amortized cost method to compute its NAV. This means that securities purchased by the Fund are not marked to market. Instead, any premium paid or discount realized will be amortized or accrued over the life of the security and credited/debited daily against the total assets of the Fund. This also means that, under most circumstances, the Money Market Fund will not sell securities prior to maturity date except to satisfy redemption requests.

The Board has delegated to the Adviser and/or Sub-Advisers responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser or Sub-Adviser will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Board has adopted written policies and procedures to guide the Adviser and Sub-Advisers with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

Timothy Plan Notes to Financial Statements [96]

NOTES TO FINANCIAL STATEMENTS
March 31, 2010 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

The following is a summary of the inputs used to value each Fund’s assets as of March 31, 2010:

Aggressive Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$14,152,484	$-	$-	$14,152,484
American Depositary Receipts *	$501,362	$-	$-	$501,362
Money Market Funds	$420,425	$-	$-	$420,425
Total	$15,074,271	$-	$-	$15,074,271
*Refer to the Schedule of Investments for industry classifications.

International Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
American Depositary Receipts *	$15,429,626	$17,824,753	$-	$33,254,379
Common Stocks *	$2,482,859	$-	$-	$2,482,859
Money Market Funds	$2,049,561	$-	$-	$2,049,561
Total	$19,962,046	$17,824,753	$-	$37,786,799
*Refer to the Schedule of Investments for industry classifications.

Large/Mid Cap Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$38,771,498	$-	$-	$38,771,498
American Depositary Receipts *	$1,364,722	$-	$-	$1,364,722
Money Market Funds	$2,842,456	$-	$-	$2,842,456
Total	$42,978,676	$-	$-	$42,978,676
*Refer to the Schedule of Investments for industry classifications.

Timothy Plan Notes to Financial Statements [97]

NOTES TO FINANCIAL STATEMENTS
March 31, 2010 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Small Cap Value Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$46,759,469	$-	$-	$46,759,469
REITs	$1,754,748	$-	$-	$1,754,748
Money Market Funds	$1,887,683	$-	$-	$1,887,683
Total	$50,401,900	$-	$-	$50,401,900
*Refer to the Schedule of Investments for industry classifications.

Large/Mid Cap Value Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$88,699,246	$-	$-	$88,699,246
Master Limited Partnerships	$1,852,830	$-	$-	$1,852,830
REITs	$4,046,766	$-	$-	$4,046,766
Money Market Funds	$741,493	$-	$-	$741,493
Total	$95,340,335	$-	$-	$95,340,335
*Refer to the Schedule of Investments for industry classifications.

Fixed Income Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Asset-Backed Securities	$-	$613,247	$-	$613,247
Corporate Bonds	$-	$18,239,014	$-	$18,239,014
U.S. Government Agencies	$-	$6,076,760	$-	$6,076,760
Mortgaged-Backed Securities	$-	$18,713,560	$-	$18,713,560
U.S. Government Treasuries	$-	$6,376,198	$-	$6,376,198
U.S. Treasury TIPS	$-	$4,563,961	$-	$4,563,961
Money Market Funds	$5,220,252	$-	$-	$5,220,252
Total	$5,220,252	$54,582,740	$-	$59,802,992

Timothy Plan Notes to Financial Statements [98]

NOTES TO FINANCIAL STATEMENTS
March 31, 2010 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

High Yield Bond Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Corporate Bonds	$-	$14,153,347	$-	$14,153,347
144A Securities	$-	$6,115,350	$-	$6,115,350
Money Market Funds	$638,782	$-	$-	$638,782
Total	$638,782	$20,268,697	$-	$20,907,479

Defensive Strategies Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
REITs	$5,165,435	$-	$-	$5,165,435
Exchange-Traded Funds	$6,603,072	$-	$-	$6,603,072
U.S. Treasury TIPS	$-	$12,282,699	$-	$12,282,699
Money Market Funds	$1,761,274	$-	$-	$1,761,274
Total	$13,529,781	$12,282,699	$-	$25,812,480

Money Market Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
U.S. Government Agencies	$-	$999,926	$-	$999,926
U.S. Government Treasuries	$-	$9,399,180		$9,399,180
Asset-Backed Securities	$-	$224,798	$-	$224,798
Money Market Funds	$904,746	$-	$-	$904,746
Total	$904,746	$10,623,904	$-	$11,528,650

Strategic Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Mutual Funds	$46,742,789	$-	$-	$46,742,789
Money Market Funds	$31,641	$-	$-	$31,641
Total	$46,774,430	$-	$-	$46,774,430

Timothy Plan Notes to Financial Statements [99]

NOTES TO FINANCIAL STATEMENTS
March 31, 2010 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Conservative Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Mutual Funds	$46,797,983	$-	$-	$46,797,983
Money Market Funds	$111,890	$-	$-	$111,890
Total	$46,909,873	$-	$-	$46,909,873

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

Note 3 – Purchases and Sales of Securities
The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended March 31, 2010:

	PURCHASES		SALES
Funds	U.S. Gov't Obligations	Other	U.S. Gov't Obligations	Other
Aggressive Growth Fund	$-	$6,274,689	$-	$12,224,806
International Fund	$-	$7,176,265	$-	$11,163,504
Large/Mid Cap Growth Fund	$-	$19,946,660	$-	$21,692,167
Small Cap Value Fund	$-	$14,507,414	$-	$24,428,651
Large/Mid Cap Value Fund	$-	$22,179,577	$-	$26,419,918
Fixed Income Fund	$10,334,168	$4,105,150	$6,002,787	$1,720,249
High Yield Bond Fund	$-	$3,996,054	$-	$2,285,605
Defensive Strategies Fund	$17,130,720	$11,443,656	$4,880,718	$562,434
Strategic Growth Fund	$-	$8,214,901	$-	$8,452,191
Conservative Growth Fund	$-	$10,007,325	$-	$11,336,845

Note 4 – Investment Management Fee and Other Transactions with Affiliates
Timothy Partners, Ltd., (“TPL”) is the investment adviser for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on February 26, 2010. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Timothy Plan International Fund; 0.85% of the average daily net assets of the Timothy Plan Aggressive Growth, the Timothy Plan Small Cap Value, the Timothy Plan Large/Mid Cap Growth, and the Timothy Plan Large/Mid Cap Value Funds; 0.60% of the average daily net assets of the Timothy Plan Fixed Income, the Timothy Plan High Yield Bond, the Timothy Plan Defensive Strategies, and the Timothy Plan Money Market Funds; and 0.65% of the average daily net assets of the Timothy Plan Conservative Growth and the Timothy Plan Strategic Growth Funds.  TPL has voluntarily agreed to reduce the fee it receives from the Timothy Plan Fixed Income and the Timothy Plan Money Market to 0.45% and 0.40%, respectively.  Additionally, TPL has voluntarily agreed to reduce fees payable to it by the Timothy Plan Money Market Fund and reimburse other expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses as follows:

Timothy Plan Notes to Financial Statements [100]

NOTES TO FINANCIAL STATEMENTS
March 31, 2010 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Voluntary Caps	Period

15 bps	September 16 - November 4, 2009
10 bps	November 5 - December 6, 2009
5 bps	December 7, 2009 - current

Such voluntary fee reductions/reimbursements may be authorized by TPL at any time, but such action shall not obligate TPL to waive any fees in the near future.  Such voluntary fee reductions/reimbursements are not subject to future recoupment.  An officer and trustee of the Funds is also an officer and owner of the Adviser.

For the six months ended March 31, 2010, TPL waived and reimbursed the Funds as follows:

Six Months ended
March 31, 2010

Fixed Income Fund	$42,313
Money Market Fund	$108,130

At March 31, 2010, the Adviser may recapture a portion of the reimbursed amounts no later than the dates as stated below:

	2009	2010

High Yield Bond Fund*	$-	$12,185

*The Timothy Plan High Yield Bond Fund was able to incur recoupment expenses as a result of previous waiver/recoupment agreements.

The Timothy Plan Aggressive Growth, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth, Timothy Plan Small Cap Value, Timothy Plan Large/Mid Cap Value, Timothy Plan Fixed Income, Timothy Plan High Yield Bond, and Defensive Strategies Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.  The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares.  Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares.  Under the Class B and C Plans, the Funds will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares.

Timothy Plan Notes to Financial Statements [101]

NOTES TO FINANCIAL STATEMENTS
March 31, 2010 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Class A shares of the Funds do not impose a service fee. Under the Class B and C Plans, the Fund will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares. For the six months ended March 31, 2010, the Funds paid TPL under the terms of the Plans as follows:

Funds	12b-1 Fees
Six Months ended
March 31, 2010
Aggressive Growth Fund	$26,200
International Fund	$51,941
Large/Mid Cap Growth Fund	$64,679
Small Cap Value Fund	$90,819
Large/Mid Cap Value Fund	$158,154
Fixed Income Fund	$95,259
High Yield Bond Fund	$27,220
Defensive Strategies Fund	$27,675
Strategic Growth Fund	$48,968
Conservative Growth Fund	$46,197

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustee of the Funds is also an officer of the principal underwriter. For the six months ended March 31, 2010, TPL received sales charges deducted from the proceeds of sales of Class A capital shares and CDSC fees deducted from the redemption of Class B and C capital shares as follows:

Funds	Sales Charges (Class A)	CDSC Fees (Class B)	CDSC Fees (Class C)
Aggressive Growth Fund	$1,504	$-	$131
International Fund	$3,891	$-	$193
Large/Mid Cap Growth Fund	$3,762	$-	$99
Small Cap Value Fund	$3,341	$-	$314
Large/Mid Cap Value Fund	$9,196	$-	$865
Fixed Income Fund	$15,866	$-	$432
High Yield Bond Fund	$2,990	$-	$289
Defensive Strategies Fund	$3,591	$-	$261
Strategic Growth Fund	$6,174	$-	$1,925
Conservative Growth Fund	$9,021	$-	$788

Timothy Plan Notes to Financial Statements [102]

NOTES TO FINANCIAL STATEMENTS
March 31, 2010 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Note 5 – Payment by Affiliate
During the year ended December 31, 2008, the Sub-Adviser for the Timothy Plan Aggressive Growth Fund reimbursed the Fund $24,684 due to an investing error during the transition of sub-advisers.  The Sub-Adviser reimbursed the Fund for the difference in performance relative to the intended portfolio and the transaction costs of rebalancing the portfolio.

Note 6 – Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of March 31, 2010, the following shareholders, for the benefit of their customers, may be considered to control the Funds:

Funds	% of Fund	Owned By
Large/Mid Cap Growth Fund, Class B	26.88%	National Financial Services

Certain Timothy Plan Funds own shares of other Timothy Plan Funds. U.S. Bank, N.A., custodian of the Timothy Plan Funds, holds these shares in omnibus accounts, some of which are controlled by National Financial Services, Inc. The following shows the percentage of each Timothy Plan Fund that is held by U.S. Bank, N.A., as custodian of the Timothy Funds. These accounts can be considered affiliated to the Timothy Plan.

% of Fund Owned by Other Timothy Plan Funds
Aggressive Growth Fund, Class A	58.52%
International Fund, Class A	71.00%
Large/Mid Cap Growth Fund, Class A	59.20%
Small Cap Value Fund, Class A	22.09%
Large/Mid Cap Value Fund, Class A	31.61%
Fixed Income Fund, Class A	50.69%
High Yield Bond Fund, Class A	75.82%
Defensive Strategies Fund, Class A	89.55%

Timothy Plan Notes to Financial Statements [103]

NOTES TO FINANCIAL STATEMENTS
March 31, 2010 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Note 7 - Unrealized Appreciation (Depreciation)
At March 31, 2010, for federal income tax purposes, the cost and the composition of gross unrealized appreciation (depreciation) of investment securities are as follows:

Funds	Cost	Appreciation	(Depreciation)	Net Appreciation (Depreciation)
Aggressive Growth Fund	$11,583,933	$3,656,881	$(166,543)	$3,490,338
International Fund	$34,306,716	$5,246,253	$(1,766,170)	$3,480,083
Large/Mid Cap Growth Fund	$37,993,563	$5,833,687	$(848,574)	$4,985,113
Small Cap Value Fund	$43,357,562	$7,411,901	$(367,563)	$7,044,338
Large/Mid Cap Value Fund	$83,839,520	$14,390,865	$(2,890,050)	$11,500,815
Fixed Income Fund	$57,714,690	$2,153,942	$(65,640)	$2,088,302
High Yield Bond Fund	$20,135,644	$1,149,910	$(378,075)	$771,835
Defensive Strategies Fund	$24,931,743	$1,125,013	$(244,276)	$880,737
Money Market Fund	$11,528,650	$-	$-	$-
Strategic Growth Fund	$52,524,199	$462,801	$(6,212,570)	$(5,749,769)
Conservative Growth Fund	$47,435,453	$852,294	$(1,377,874)	$(525,580)

Note 8 – Distributions to Shareholders
The tax character of distributions paid during the fiscal period ended September 30, 2009 and the fiscal year ended December 31, 2008 were as follows:

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund
Year ended December 31, 2008
Ordinary Income	$-	$445,202	$-	$-
Short-term Capital Gains	-	-	-	424,158
Long-term Capital Gains	48,425	-	68,000	-
	$48,425	$445,202	$68,000	$424,158

Timothy Plan Notes to Financial Statements [104]

NOTES TO FINANCIAL STATEMENTS
March 31, 2010 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

	Large/Mid Cap Value Fund	Fixed Income Fund	High Yield Bond Fund
Period ended September 30, 2009
Ordinary Income	$-	$1,134,412	$1,014,621
	$-	$1,134,412	$1,014,621

Year ended December 31, 2008
Ordinary Income	$287,444	$2,053,290	$1,274,024
Short-term Capital Gains	531,542	-	10,357
Long-term Capital Gains	677,192	-	-
	$1,496,178	$2,053,290	$1,284,381

	Money Market Fund	Strategic Growth Fund	Conservative Growth Fund
Period ended September 30, 2009
Ordinary Income	$17,430	$-	$-
Short-term Capital Gains	2,313	-	-
	$19,743	$-	$-

Year ended December 31, 2008
Ordinary Income	$556,735	$506,870	$697,282
Short-term Capital Gains	-	230,982	58,044
Long-term Capital Gains	-	3,451,894	1,808,503
	$556,735	$4,189,746	$2,563,829

There were no distributions by the Aggressive Growth, International, Large/Mid Cap Growth, Small Cap Value, Large/Mid Cap Value, Strategic Growth and Conservative Growth Funds during the fiscal period ended September 30, 2009.

Timothy Plan Notes to Financial Statements [105]

NOTES TO FINANCIAL STATEMENTS
March 31, 2010 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

For the six months ended March 31, 2010, the Funds made the following ordinary income distributions:
Fund	Total Distribution per share	Total distribution
International Fund, Class A	$0.1070	$466,911
International Fund, Class C	$0.0735	$16,268
Large/Mid Cap Value Fund, Class A	$0.0497	$356,854
Large/Mid Cap Value Fund, Class B	$0.0327	$5,573
Large/Mid Cap Value Fund, Class C	$0.0331	$32,368
Fixed Income Fund, Class A	$0.1448	$722,420
Fixed Income Fund, Class B	$0.1012	$6,148
Fixed Income Fund, Class C	$0.1117	$71,318
High Yield Bond Fund, Class A	$0.2914	$641,949
High Yield Bond Fund, Class C	$0.2618	$21,117
Defensive Strategies Fund, Class A	$0.0065	$12,879
Defensive Strategies Fund, Class C	$0.0800	$6,392
Money Market Fund	$0.00023908	$4,485
Conservative Growth Fund, Class A	$0.1134	$456,632
Conservative Growth Fund, Class B	$0.0982	$61,754
Conservative Growth Fund, Class C	$0.0986	$89,581

The Aggressive Growth Fund, Large / Mid Cap Growth Fund, Small Cap Value Fund and Strategic Growth Fund did not pay any distributions during the six months ended March 31, 2010.

As of September 30, 2009, the components of distributable earnings on a tax basis were as follows:

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund		Small Cap Value Fund

Undistributed Ordinary Income	$-	$426,390	$-		$-
Capital Loss Carryforward	(9,857,278)	(13,575,141)	(10,809,677	) *	(20,173,839)
Unrealized Appreciation (Depreciation)	3,097,852	918,345	2,638,099		5,111,179
	$(6,759,426)	$(12,230,406)	$(8,171,578)		$(15,062,660)

* Following the 2005 acquisition by the Timothy Plan Large/Mid Cap Growth Fund of the NOAH Fund Equity Portfolio,
the Timothy Fund acquired all capital loss carryforwards available to the NOAH Fund. In accordance with Section 382 of the Internal Revenue Code, loss limitations were appropriately applied to the available capital loss carryforward.
Of the capital losses subject to Section 382, the Fund may only utilize $358,459 in a given year.

Timothy Plan Notes to Financial Statements [106]

NOTES TO FINANCIAL STATEMENTS
March 31, 2010 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

	Large/Mid Cap Value Fund	Fixed Income Fund	High Yield Bond Fund

Undistributed Ordinary Income	$395,126	$6,356	$-
Capital Loss Carryforward	(26,016,414)	(2,013,759)	(2,889,106)
Unrealized Appreciation (Depreciation)	6,583,453	1,979,387	4,310
	$(19,037,835)	$(28,016)	$(2,884,796)

	Money Market Fund	Strategic Growth Fund	Conservative Growth Fund

Undistributed Ordinary Income	$7,683	$-	$607,877
Capital Loss Carryforward	-	(3,408,716)	(1,762,631)
Unrealized Appreciation (Depreciation)	-	(14,037,208)	(7,672,536)
	$7,683	$(17,445,924)	$(8,827,290)

Note 9 – Capital Loss Carryforwards
At September 30, 2009, the following capital loss carryforwards are available to offset futures capital gains.

Timothy Plan Notes to Financial Statements [107]

NOTES TO FINANCIAL STATEMENTS
March 31, 2010 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Funds	Loss Carryforward	Year Expiring

Aggressive Growth Fund	$3,723,197	2016
	$6,134,081	2017
International Fund	$498,385	2015
	$4,243,183	2016
	$8,833,573	2017
Large/Mid Cap Growth Fund *	$3,900,936	2016
	$6,908,741	2017
Small Cap Value Fund	$8,605,876	2016
	$11,567,963	2017
Large/Mid Cap Value Fund	$14,600,172	2016
	$11,416,242	2017
Fixed Income Fund	$569,273	2014
	$77,304	2015
	$252,039	2016
	$1,115,143	2017
High Yield Bond Fund	$815,295	2016
	$2,073,811	2017
Strategic Growth Fund	$844,160	2016
	$2,564,556	2017
Conservative Growth Fund	$1,762,631	2017

* Please refer to Note 8 for additional information regarding the availability of capital loss carryforwards within the
Timothy Large / Mid Cap Growth Fund.
To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

In 2009, the following capital loss carryforwards expired:
Loss Carryforward

Large/Mid Cap Growth Fund	$1,380,010

Timothy Plan Notes to Financial Statements [108]

NOTES TO FINANCIAL STATEMENTS
March 31, 2010 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Board Annual Approval/Renewals of Advisory and Sub-Advisory Agreements (Unaudited)

Timothy Partners, Ltd; Investment Adviser to all Funds

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 26, 2010.  The Trust's Board considered the factors described below prior to approving the Agreement. The Trustees, including the Independent Trustees, noted the Adviser's experience in incorporating and implementing the unique, biblically-based management style that is a stated objective as set forth in the Funds' prospectus.

To further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board requested and received the following information: a description of TPL's business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Adviser's policies and procedures regarding best execution, trade allocation, soft dollars, code of ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel.  In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2009. The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisers to similar funds.  The materials prepared by TPL were provided to the Board in advance of the meeting.  The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL's role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds. The Board also discussed the nature, extent and quality of TPL's services to the Funds. In particular, the Board noted with approval TPL's commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL's current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board next considered the investment performance of each Fund and the Adviser's performance in monitoring the investment managers of the underlying funds. The Board generally approved of each Fund's performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to style drift in their management of each Fund's assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Adviser's ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Adviser's business was devoted exclusively to serving the Funds, and that the Adviser did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Adviser's past activities on monitoring the performance of the underlying Funds' various investment managers and the promptness and efficiency with which problems were brought to the Board's attention and responsible remedies offered and executed.  After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, determined that the renewal of the IA Agreement for another one-year period would be in the best interests of the Funds' shareholders. In approving the renewal of the IA Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Timothy Plan Notes to Financial Statements [109]

NOTES TO FINANCIAL STATEMENTS
March 31, 2010 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Barrow, Hanley Mewhinney & Strauss; Sub-Adviser for the Fixed Income, High Yield Bond and Money Market Funds.

The Sub-Advisory Agreement between the Trust, TPL and Barrow, Hanley Mewhinney & Strauss (“BHW&S”), on behalf of the Timothy Plan Fixed Income, High Yield Bond and Money Market Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 26, 2010.  The Board considered the following factors in arriving at its conclusions to renew the BHW&S Sub-Advisory Agreement for an additional year.  First, the Board considered the fees charged by BHW&S in light of the services provided by BHW&S.  After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by BHW&S and paid out of the fees received by TPL were fair and reasonable in light of the services provided by BHW&S.  In reaching that determination, the Board relied on reports describing the fees paid to BHW&S and comparing those fees against fees paid to other investment advisers operating under similar circumstances.  Next, the Board discussed the nature, extent and quality of BHW&S's services to each Fund, including the investment performance of the Funds under BHW&S's investment management.  The Board generally approved of BHW&S's performance, noting that the Funds managed by BHW&S invested in a manner that did not rely exclusively on investment performance.  Further, the Board noted with approval that BHW&S did not succumb to “style drift” in its management of each Fund's assets, and that BHW&S was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval BHW&S's ongoing efforts to maintain such consistent investment discipline.  Next, the Board considered whether BHW&S's current fee structure would allow the Funds to realize economies of scale as they grow.  The Board decided that this particular factor was moot with respect to the BHW&S Sub-Advisory Agreement because BHW&S was paid out of the fees paid to TPL.  After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the BHW&S Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders.  In approving the renewal of the BHW&S Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the BHW&S Sub-Advisory Agreement renewal.

Westwood Holdings Group; Sub-Adviser to the Large/Mid Cap Value and the Small Cap Value Funds.

The Sub-Advisory Agreement between the Trust, TPL and Westwood Holdings Group (“Westwood”), on behalf of the Timothy Plan Small Cap Value and Large/Mid Cap Value Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 26, 2010.  The Board considered the following factors in arriving at its conclusions to renew the Westwood Sub-Advisory Agreement for an additional year.  First, the Board considered the fees charged by Westwood in light of the services provided by Westwood.  After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Westwood and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Westwood.  In reaching that determination, the

Timothy Plan Notes to Financial Statements [110]

NOTES TO FINANCIAL STATEMENTS
March 31, 2010 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Board relied  on reports describing the fees paid to Westwood and comparing those fees against fees paid to other investment advisers operating under similar circumstances.  Next, the Board discussed the nature, extent and quality of Westwood's services to each Fund, including the investment performance of the Funds under Westwood's investment management.  The Board generally approved of Westwood's performance, noting that the Funds managed by Westwood invested in a manner that did not rely exclusively on investment performance.  Further, the Board noted with approval that Westwood did not succumb to “style drift” in its management of each Fund's assets, and that Westwood was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Westwood's ongoing efforts to maintain such consistent investment discipline.  Next, the Board considered whether Westwood's current fee structure would allow the Funds to realize economies of scale as they grow.  The Board decided that this particular factor was moot with respect to the Westwood Sub-Advisory Agreement because Westwood was paid out of the fees paid to TPL.  After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Westwood Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders.  In approving the renewal of the Westwood Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Westwood Sub-Advisory Agreement renewal.

Chartwell Investment Partners; Sub-Adviser to the Aggressive Growth and Large/Mid Cap Growth Funds.

The Sub-Advisory Agreement between the Trust, TPL and Chartwell Investment Partners (“Chartwell”), on behalf of the Timothy Plan Aggressive Growth and Large/Mid Cap Growth Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 26, 2010.  The Board considered the following factors in arriving at its conclusions to renew the Chartwell Sub-Advisory Agreement for an additional year.  First, the Board considered the fees charged by Chartwell in light of the services provided by Chartwell.  After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Chartwell and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Chartwell.  In reaching that determination, the Board relied on reports describing the fees paid to Chartwell and comparing those fees against fees paid to other investment advisers operating under similar circumstances.  Next, the Board discussed the nature, extent and quality of Chartwell's services to each Fund, including the investment performance of the Funds under Chartwell's investment management.  The Board generally approved of Chartwell's performance, noting that the Funds managed by Chartwell invested in a manner that did not rely exclusively on investment performance.  Further, the Board noted with approval that Chartwell did not succumb to “style drift” in its management of each Fund's assets, and that Chartwell was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Chartwell's ongoing efforts to maintain such consistent investment discipline.  Next, the Board considered whether Chartwell's current fee structure would allow the Funds to realize economies of scale as they grow.  The Board decided that this particular factor was moot with respect to the Chartwell Sub-Advisory Agreement because Chartwell was paid out of the fees paid to TPL.  After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Chartwell Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders.  In approving the renewal of the Chartwell Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Chartwell Sub-Advisory Agreement renewal.

Timothy Plan Notes to Financial Statements [111]

NOTES TO FINANCIAL STATEMENTS
March 31, 2010 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Eagle Global Advisors; Sub-Adviser to the International Fund.

The Sub-Advisory Agreement between the Trust, TPL and Eagle Global Advisors (“Eagle”), on behalf of the Timothy Plan International Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 26, 2010.  The Board considered the following factors in arriving at its conclusions to renew the Eagle Sub-Advisory Agreement for an additional year.  First, the Board considered the fees charged by Eagle in light of the services provided by Eagle.  After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Eagle and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Eagle.  In reaching that determination, the Board relied on reports describing the fees paid to Eagle and comparing those fees against fees paid to other investment advisers operating under similar circumstances.  Next, the Board discussed the nature, extent and quality of Eagle's services to the Fund, including the investment performance of the Fund under Eagle's investment management.  The Board generally approved of Eagle's performance, noting that the Fund managed by Eagle invested in a manner that did not rely exclusively on investment performance.  Further, the Board noted with approval that Eagle did not succumb to “style drift” in its management of the Fund's assets, and that Eagle was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Eagle's ongoing efforts to maintain such consistent investment discipline.  Next, the Board considered whether Eagle's current fee structure would allow the Fund to realize economies of scale as they grow.  The Board decided that this particular factor was moot with respect to the Eagle Sub-Advisory Agreement because Eagle was paid out of the fees paid to TPL.  After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Eagle Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders.  In approving the renewal of the Eagle Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Eagle Sub-Advisory Agreement renewal.

Initial Approval of Adviser and Sub-Adviser to the Defensive Strategies Fund

At an in-person meeting held on August 21, 2009, the Board discussed TPL as the Adviser to the new Defensive Strategies Fund, and considered, among other things, that TPL currently serves as Adviser to the other Funds offered by the Trust, the fees charged by TPL are competitive, TPL has a Code of Ethics in place and has not had a violation to the Code, and TPL’s performance as the Adviser is very acceptable. The Board also discussed BHW&S as the sub-adviser for the TIPS sleeve.  The Board considered, among other things, that BHW&S already satisfactorily manages the Timothy Plan Fixed Income Fund, the High Yield Bond Fund and the Money Market Fund, the last of which they do without remuneration. Although paid by TPL out of the adviser’s fee, BHW&S fees are competitive, they have had no violations of their Code of Ethics, and the performance of the other Funds is reasonable as compared to their benchmarks. The Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, determined that the approval of the IA Agreement and sub-advisory agreement for an initial two-year period would be in the best interests of the Defensive Strategies Fund’s shareholders. In approving the IA and sub-advisory agreements, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA and sub-advisory Agreements approval.

Timothy Plan Notes to Financial Statements [112]

BOARD OF TRUSTEES
Arthur D. Ally
Richard Copeland
Bill Johnson
John C. Mulder
Charles E. Nelson
Wesley W. Pennington
Scott Preissler
Alan Ross
David Tolliver
Matthew D. Staver
Deborah Honeycutt

OFFICERS
Arthur D. Ally, President
Joseph E. Boatwright, Secretary

INVESTMENT ADVISER
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL  32751

DISTRIBUTOR
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL  32751

TRANSFER AGENT
Unified Fund Services, Inc.
2960 N Meridian Street, Suite 300
Indianapolis, IN  46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH  44145-1524

LEGAL COUNSEL
David Jones & Assoc., P.C.
395 Sawdust Road, Suite 2148
The Woodlands, TX  77380

For additional information or a prospectus, please call: 1-800-846-7526
Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

HEADQUARTERS
The Timothy Plan
1055 Maitland Center Commons
Maitland, Florida 32751
(800) 846-7526
www.timothyplan.com
invest@timothyplan.com

SHAREHOLDER SERVICES
Unified Fund Services, Inc.
2960 N Meridian Street, Suite 300
Indianapolis, IN  46208
(800) 662-0201

Item 2. Code of Ethics.  NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.  NOT APPLICABLE – applies to listed companies only

Item 6.  Schedule of Investments.   NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  NOT APPLICABLE – applies to closed-end funds only

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  NOT APPLICABLE – applies to closed-end funds only

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  NOT APPLICABLE – applies to closed-end funds only

Item 10.  Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)                      Not Applicable – filed with annual report

(a)(2)
Certifications  by the  registrant's  principal  executive  officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule  30a-2under the Investment  Company Act of 1940 are filed herewith.

(a)(3)                      Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Timothy Plan

By
/s/ Arthur D. Ally
Arthur D. Ally, President

Date	6/4/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ Arthur D. Ally
Arthur D. Ally, President & Treasurer

Date	6/4/10